Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2019

	SHARES	COST	FAIR VALUE
Equities — 0.4%*:
Common Stocks — 0.4%*:
Healthcare, Education and Childcare — 0.0%*:
Tunstall Group Holdings Ltd.+¤	469	$—	$—
Tunstall Group Holdings Ltd.+¤	310	—	—

Total Healthcare, Education and Childcare	779	—	—

Mining, Steel, Iron and Non-Precious Metals — 0.1%*:
Boomerang Tube LLC¤	1,769,565	171,860	150,466

Oil and Gas — 0.3%*:
Fieldwood Energy LLC	6,469	226,415	211,323
Fieldwood Energy LLC	26,365	568,599	861,266
Sabine Oil & Gas LLC¤	387	22,597	10,836
Southcross Energy Holdings LP	22	—	—
Southcross Energy Partners LP	22	5,500	11,550
Templar Energy LLC¤	8,762	50,647	3,286
Templar Energy LLC¤††	6,069	60,686	13,654

Total Oil and Gas	48,096	934,444	1,111,915

Total Common Stocks	1,818,440	1,106,304	1,262,381

Preferred Stock — 0.0%*:
Farming and Agriculture — 0.0%*:
Pinnacle Agriculture Holdings A 2¤††	259,648	173,408	59,719

Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)¤††	449	—	4,781
Appvion Holdings Corp. (exp. June 13, 2023)¤	449	—	—

Total Diversified/Conglomerate Manufacturing	898	—	4,781

Oil and Gas — 0.0%*:
Sabine Oil & Gas LLC Warrants¤††	1,230	5,523	4,612
Sabine Oil & Gas LLC Warrants¤††	219	595	657

Total Oil and Gas	1,449	6,118	5,269

Total Warrants	2,347	6,118	10,050

Total Equities	2,080,435	1,285,830	1,332,150

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 94.0%*:
Bank Loans — 84.0%*§:
Aerospace and Defense — 0.3%*:
Doncasters Finance US LLC, 3M LIBOR + 3.500%	6.10%	4/9/2020	441,576	434,732	390,058
TransDigm, Inc., 1M LIBOR + 2.500%	5.00	5/30/2025	500,000	487,500	487,500

Total Aerospace and Defense			941,576	922,232	877,558

Automobile — 1.9%*:
Belron Finance US LLC, 3M LIBOR + 2.500%+	5.19	11/13/2025	290,336	289,645	286,164

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Automobile (continued):
Brooks Automation, Inc., 3M LIBOR + 3.000%	5.69%	10/4/2024	1,994,987	$1,962,635	$1,985,012
DexKo Global, Inc., 2M LIBOR + 3.500%††	6.00	7/24/2024	306,750	308,868	301,535
NN, Inc., 1M LIBOR + 3.750%	6.25	10/19/2022	1,332,996	1,335,789	1,313,001
Panther BF Aggregator 2 L P, 1M LIBOR + 3.5000%	6.09	3/18/2026	222,222	220,000	219,584
US Farathane LLC, 3M LIBOR + 3.500%	6.10	12/23/2021	1,439,415	1,445,465	1,392,634

Total Automobile			5,586,706	5,562,402	5,497,930

Beverage, Food and Tobacco — 3.2%*:
Amphora Finance Ltd., 3M LIBOR + 4.750%+	5.48	5/29/2025	500,000	661,161	638,200
CTI Foods Holding Co, LLC, 1M LIBOR + 8.000%	10.08	7/10/2019	259,003	254,378	253,823
CTI Foods Holding Co. LLC, 1M LIBOR + 3.500%	3.50	6/29/2020	1,371,856	1,368,707	688,219
Deoleo, S.A., EURIBOR + 3.500%+††	4.50	6/11/2021	500,000	597,524	162,654
IRB Holding Corp., 1M LIBOR + 3.250%	5.74	2/5/2025	2,589,081	2,600,294	2,521,118
JBS USA Lux S.A., 3M LIBOR + 2.500%	4.98	10/30/2022	1,918,878	1,914,667	1,903,777
Labeyrie Fine Foods SAS, EURIBOR + 4.250%+	4.25	5/23/2023	500,000	553,799	558,772
Refresco Group B.V., EURIBOR + 3.250%+	5.93	3/28/2025	157,452	156,774	155,680
Refresco Group B.V., EURIBOR + 3.250%+	3.25	3/28/2025	500,000	581,155	550,594
Sigma Bidco B.V., LIBOR + 4.000%+	4.85	7/2/2025	500,000	644,739	631,147
Sigma Bidco B.V., EURIBOR + 3.500%+	3.50	7/2/2025	1,000,000	1,147,818	1,105,631

Total Beverage, Food and Tobacco			9,796,270	10,481,016	9,169,615

Broadcasting and Entertainment — 5.2%*:
All3Media International, EURIBOR+ 4.250%+	5.25	6/30/2021	1,500,000	2,305,959	1,950,177
AP NMT Acquisition B.V., 3M LIBOR + 5.750%+	8.35	8/13/2021	2,067,602	2,035,525	2,053,398
AP NMT Acquisition B.V., 3M LIBOR + 9.000%+	11.81	8/13/2022	2,182,720	2,168,809	2,165,674
AP NMT Acquisition B.V., EURIBOR + 6.000%+	7.00	8/13/2021	519,982	635,302	579,936
Charter Communications Operating, LLC, 3M LIBOR + 2.000%	4.60	4/30/2025	2,000,000	1,992,500	1,992,500
CSC Holdings, LLC, 1M LIBOR + 2.250%	4.73	7/17/2025	174,902	171,059	169,686
CSC Holdings, LLC, 1M LIBOR + 3.000%	5.59	4/15/2027	944,680	935,319	938,775
DLG Acquisitions Ltd., EURIBOR + 7.250%+	8.25	6/30/2022	500,000	673,965	560,875
Imagina Media Audiovisual, S.L., EURIBOR + 4.500%+	4.50	6/26/2025	500,000	568,607	562,631
Imagina Media Audiovisual, S.L., EURIBOR + 7.500%+	7.50	12/28/2025	500,000	541,053	558,772
Intelsat Jackson Holdings S.A., 1M LIBOR + 3.750%	6.24	11/27/2023	1,500,000	1,491,725	1,476,090

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Broadcasting and Entertainment (continued):
Technicolor S.A., EURIBOR + 3.000%+	3.00%	12/6/2023	500,000	$538,737	$503,385
Univision Communications, Inc., 1M LIBOR + 2.750%	5.25	3/15/2024	1,426,718	1,413,028	1,342,100

Total Broadcasting and Entertainment			14,316,604	15,471,588	14,853,999

Buildings and Real Estate — 2.5%*:
Core & Main L.P., 6M LIBOR + 3.000%	5.63	8/1/2024	1,481,250	1,490,987	1,467,667
GYP Holdings III Corp., 1M LIBOR + 2.750%	5.25	6/1/2025	1,989,975	1,985,361	1,924,465
LSF10 Impala Investments S.a r.l., EURIBOR + 4.750%+	4.75	8/2/2025	500,000	574,028	561,576
Quikrete Holdings, Inc., 1M LIBOR + 2.750%	5.25	11/15/2023	1,000,000	1,000,958	974,820
SRS Distribution, Inc., 3M LIBOR + 3.250%	5.75	5/23/2025	2,441,128	2,426,487	2,325,687

Total Buildings and Real Estate			7,412,353	7,477,821	7,254,215

Cargo Transport — 1.1%*:
American Airlines, Inc., 1M LIBOR + 2.000%	4.50	4/28/2023	1,000,000	983,500	979,690
CEVA Group PLC, 3M LIBOR + 3.750%+	6.35	7/24/2025	388,134	386,368	387,649
Kenan Advantage Group, Inc., 1M LIBOR + 3.000%	5.50	7/31/2022	1,934,897	1,938,011	1,898,134

Total Cargo Transport			3,323,031	3,307,879	3,265,473

Chemicals, Plastics and Rubber — 7.0%*:
Albaugh LLC, 1M LIBOR + 3.500%	6.00	12/23/2024	692,959	696,779	680,403
Allnex (Luxembourg) & Cy S.C.A., EURIBOR + 3.250%+	3.25	9/13/2023	682,480	772,999	758,330
Allnex (Luxembourg) & Cy S.C.A., 3M LIBOR + 3.250%+	5.88	9/13/2023	362,570	361,410	360,303
Allnex USA, Inc., 3M LIBOR + 3.250%+	5.88	9/13/2023	273,156	272,282	271,449
Archroma Finance Sarl, EURIBOR + 3.750%+	3.75	8/11/2024	1,000,000	1,152,903	1,119,877
Associated Asphalt Partners LLC, 1M LIBOR + 5.250%	7.75	4/5/2024	289,804	288,764	284,973
Axalta Coating Systems US Holdings Inc., 3M LIBOR + 1.750%	4.35	6/1/2024	148,127	145,577	144,739
Consolidated Energy Finance, S.A., 1M LIBOR + 2.500%	4.99	5/7/2025	1,496,231	1,444,235	1,443,863
Diamond B.V., EURIBOR + 3.2500%	3.25	9/6/2024	989,981	1,155,236	1,085,725
Flint Group GmbH, EURIBOR + 3.000%+	3.75	9/7/2021	1,086,755	1,255,284	1,171,450
Flint Group GmbH, 3M LIBOR + 3.000%+	5.78	9/7/2021	528,184	506,902	486,262
Flint Group US LLC, 3M LIBOR + 3.000%+	5.78	9/7/2021	3,068,423	2,945,541	2,824,883
GrafTech Finance, Inc., 1M LIBOR + 3.500%	6.00	2/12/2025	1,775,783	1,773,319	1,769,124
Ineos US Finance LLC, EURIBOR + 2.000%+	2.50	3/31/2024	1,488,700	1,717,907	1,639,205
Novacap S.A., EURIBOR + 3.500%+	3.50	6/22/2023	1,000,000	1,134,444	1,103,522
Pinnacle Operating Corp., 1M LIBOR +5.500%	4.87	11/15/2021	725,544	694,793	580,435

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Chemicals, Plastics and Rubber (continued):
Platform Specialty Products Corp., 1M LIBOR + 2.250%	4.75%	1/30/2026	664,726	$663,914	$658,498
Polar US Borrower, LLC, 3M LIBOR + 4.750%	9.20	10/15/2025	838,419	838,419	836,323
Solenis Holdings LLC, 3M LIBOR + 8.500%	11.13	6/26/2024	376,263	366,042	359,331
Solenis International LP, 3M LIBOR + 4.000%	6.63	6/26/2025	636,543	630,825	625,404
Starfruit Finco B.V, EURIBOR + 3.750%+	3.75	10/1/2025	500,000	588,925	559,647
Tronox Blocked Borrower LLC, 3M LIBOR + 3.000%	5.50	9/22/2024	476,802	474,922	474,270
Tronox Finance LLC, 3M LIBOR + 3.000%	5.50	9/22/2024	1,029,744	1,025,683	1,024,276

Total Chemicals, Plastics and Rubber			20,131,194	20,907,105	20,262,292

Containers, Packaging and Glass — 3.1%*:
Albea Beauty Holdings S.A., 1M LIBOR + 3.000%+	5.89	4/22/2024	616,068	615,420	601,436
BWAY Holding Co., 1M LIBOR + 3.250%	6.03	4/3/2024	2,466,174	2,460,840	2,402,670
Flex Acquisition Co., Inc., 3M LIBOR + 3.000%	5.63	12/29/2023	1,571,941	1,585,418	1,520,192
ProAmpac PG Borrower LLC, 1M LIBOR + 3.500%	6.14	11/18/2023	733,125	735,583	706,777
ProAmpac PG Borrower LLC, 3M LIBOR + 8.500%	11.19	11/18/2024	750,000	742,063	729,998
Reynolds Group Holdings, Inc., 1M LIBOR + 2.750%	5.25	2/5/2023	1,984,772	1,993,487	1,959,962
Roy Bidco ApS, EURIBOR + 3.250%+	3.25	8/23/2024	1,000,000	1,153,699	1,091,957

Total Containers, Packaging and Glass			9,122,080	9,286,510	9,012,992

Diversified/Conglomerate Manufacturing — 3.0%*:
Amer Sports Oyj, EURIBOR + 4.500%+	4.50	3/1/2026	500,000	562,592	554,879
LTI Holdings, Inc., 1M LIBOR + 3.500%	6.00	9/6/2025	1,436,706	1,438,792	1,380,431
PCF GmbH, EURIBOR + 5.000%+††	5.00	8/1/2024	500,000	525,813	560,527
Project Alpha Intermediate Holding, Inc., 3M LIBOR + 3.500%	6.37	4/26/2024	1,577,112	1,578,430	1,533,742
Triple Point Technology, Inc., 3M LIBOR + 4.250%††	6.90	7/10/2020	932,121	915,367	819,688
Wilsonart LLC, 3M LIBOR + 3.250%	5.86	12/19/2023	601,806	602,285	582,627
Winebow Group, Inc. (The), 1M LIBOR + 3.750%	6.25	7/1/2021	1,742,471	1,647,754	1,486,903
Xella International GmbH, EURIBOR + 4.000%+	4.00	4/11/2024	1,500,000	1,830,306	1,663,073

Total Diversified/Conglomerate Manufacturing			8,790,216	9,101,339	8,581,870

Diversified/Conglomerate Service — 9.8%*:
Almonde, Inc., 3M LIBOR + 3.500%+	6.10	6/13/2024	2,736,819	2,688,635	2,635,913
Almonde, Inc., 3M LIBOR + 7.250%+	9.85	6/13/2025	752,587	764,319	723,582
Canyon Valor Cos., Inc., 3M LIBOR + 2.750%	5.35	6/16/2023	443,523	442,721	439,505

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Diversified/Conglomerate Service (continued):
Capri Finance LLC, 3M LIBOR + 3.250%+	5.99%	11/1/2024	496,242	$495,140	$487,558
EAB Global, Inc., LIBOR + 3.750%	6.41	11/15/2024	749,528	746,508	730,790
Financial & Risk US Holdings, Inc., 1M LIBOR + 3.750%	6.25	10/1/2025	1,496,250	1,441,543	1,451,632
Hyland Software, Inc., 1M LIBOR + 3.500%	6.00	7/1/2024	982,531	986,892	979,869
I-Logic Technologies Bidco Ltd., 1M LIBOR + 3.250%+	5.90	12/21/2024	1,008,009	1,012,424	973,988
Infor (US), Inc., EURIBOR + 2.250%	3.25	2/1/2022	489,843	580,493	545,162
Infor (US), Inc., 3M LIBOR + 2.750%	5.25	2/1/2022	1,465,780	1,466,476	1,457,762
Informatica LLC, 1M LIBOR + 3.250%	5.75	8/5/2022	1,385,338	1,388,102	1,382,456
Kronos, Inc., 3M LIBOR + 3.500%	5.74	11/1/2023	1,567,615	1,570,665	1,551,500
LegalZoom.com, Inc., 1M LIBOR + 4.500%	6.99	11/20/2024	582,584	577,059	581,856
MH Sub I LLC, 3M LIBOR + 3.750%	6.24	9/13/2024	3,043,707	3,051,003	2,998,082
Project Leopard Holdings, Inc., 1M LIBOR + 4.500%	7.00	7/7/2023	1,487,770	1,494,387	1,466,391
Red Ventures, LLC, 1M LIBOR + 3.000%	5.50	11/8/2024	2,645,876	2,631,186	2,625,371
Sabre GLBL Inc., 1M LIBOR + 2.000%	4.50	2/22/2024	149,009	147,196	147,751
TMF Group Holding B.V., EURIBOR + 3.250%+	3.25	5/5/2025	500,000	584,587	542,147
Verisure Holding AB, EURIBOR + 3.500%+	3.50	10/21/2022	500,000	566,875	557,723
Verisure Holding AB, EURIBOR + 3.000%+	3.00	10/20/2022	2,700,000	3,094,091	2,984,173
Vertafore, Inc., 1M LIBOR + 3.250%	5.75	7/2/2025	1,995,000	1,994,055	1,956,516
Vertafore, Inc., 1M LIBOR + 7.250%	9.75	7/2/2026	1,000,000	990,881	985,000

Total Diversified/Conglomerate Service			28,178,011	28,715,238	28,204,727

Ecological — 0.7%*:
Emerald 3 Ltd., 3M LIBOR + 7.000%	9.60	5/31/2022	390,426	388,858	388,474
Emerald US, Inc., 3M LIBOR + 4.000%	6.60	5/9/2021	529,428	509,566	527,003
PHS Group Ltd., 1M LIBOR + 5.250%+	6.25	12/20/2021	714,228	915,786	928,200

Total Ecological			1,634,082	1,814,210	1,843,677

Electronics — 5.0%*:
EXC Holdings III Corp., 3M LIBOR + 3.500%	6.10	11/30/2024	490,955	495,715	487,887
ION Trading Technologies Sarl, 3M LIBOR + 4.000%	6.65	11/21/2024	1,705,205	1,686,798	1,651,304
ION Trading Technologies Sarl, EURIBOR + 3.250%	4.25	11/21/2024	1,381,750	1,563,916	1,516,561
Omnitracs, Inc., 3M LIBOR + 2.750%	5.36	3/21/2025	3,006,111	2,997,665	2,922,180
Renaissance Holding Corp., 1M LIBOR + 3.250%	5.75	5/30/2025	743,131	743,131	710,991
RP Crown Parent LLC, 1M LIBOR + 2.750%	5.24	10/12/2023	1,738,006	1,734,809	1,713,570
Sophia LP, LIBOR + 3.250%	5.86	9/30/2022	1,447,050	1,453,658	1,435,893
SS&C Technologies Holdings Europe S.A.R.L., 1M LIBOR + 2.500%	4.75	4/16/2025	20,230	19,782	20,042
SS&C Technologies Inc., 1M LIBOR + 2.250%	4.75	4/16/2025	506,778	505,013	501,990
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	7.02	1/27/2023	1,274,000	1,270,704	1,176,259

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Electronics (continued):
Veritas Bermuda Ltd., EURIBOR + 4.500%	5.50%	1/27/2023	784,000	$874,082	$820,529
Wall Street Systems Delaware, Inc., 1M LIBOR + 3.000%††	5.65	11/21/2024	1,055,112	1,055,112	1,015,545
Wall Street Systems Delaware, Inc., EURIBOR + 3.000%††	4.00	11/21/2024	492,053	578,366	546,441

Total Electronics			14,644,381	14,978,751	14,519,192

Farming and Agriculture — 0.8%*:
Dole Food Co. Inc., 1M LIBOR + 2.750%	5.25	4/6/2024	2,401,839	2,410,446	2,285,350

Finance — 2.4%*:
Edelman Financial Center LLC, 3M LIBOR + 6.750%	9.54	7/20/2026	337,346	335,803	338,189
Evergood 4 ApS, EURIBOR + 3.750%+	3.75	2/6/2025	500,000	566,176	560,718
NAB Holdings LLC, 3M LIBOR + 3.000%	5.60	7/1/2024	987,519	989,021	955,424
Nets Holding A/S, EURIBOR + 3.000%+	3.00	2/6/2025	440,972	522,706	487,033
NFP Corp., 1M LIBOR + 3.000%	5.50	1/8/2024	2,509,196	2,525,458	2,415,101
Tempo Acquisition LLC, 1M LIBOR + 3.000%	5.50	5/1/2024	2,103,505	2,108,418	2,081,945

Total Finance			6,878,538	7,047,582	6,838,410

Healthcare, Education and Childcare — 10.2%*:
Advanz Pharma Corp., LIBOR + 5.500%+	7.99	9/6/2024	2,326,500	2,291,089	2,192,075
Advanz Pharma Corp., EURIBOR + 5.250%+	6.25	9/6/2024	495,000	573,586	547,631
Aenova Holding GmbH, EURIBOR + 4.000%+	5.00	9/29/2020	2,000,000	2,295,204	2,222,748
Amedes Holding AG, EURIBOR + 4.750%+	4.75	8/19/2022	498,778	576,510	560,517
Arbor Pharmaceuticals, Inc., 3M LIBOR + 5.000%	7.60	7/5/2023	1,495,575	1,487,280	1,304,889
Auris Luxembourg III Sarl, LIBOR + 3.750%	6.25	2/27/2026	1,000,000	995,026	997,920
Avantor, Inc., 1M LIBOR +3.750%	6.25	11/21/2024	1,887,480	1,911,148	1,889,047
Aveanna Healthcare, LLC, 1M LIBOR + 5.500%	8.13	3/18/2024	1,293,313	1,277,647	1,257,746
Bausch Health Companies, 1M LIBOR + 3.000%	5.48	6/2/2025	920,180	925,634	913,610
Cerba Healthcare S.A.S., EURIBOR + 3.000%+	3.00	4/20/2024	1,000,000	1,172,767	1,102,120
Endo Luxembourg Finance Co. I S.a r.l., 1M LIBOR + 4.250%	6.75	4/29/2024	2,524,465	2,528,296	2,473,572
Financiere Mendel SAS, EURIBOR + 4.750%	4.75	3/31/2026	500,000	552,462	552,462
Horizon Pharma, Inc., 1M LIBOR + 3.000%	5.50	3/29/2024	612,505	613,677	612,003
Indivior Finance Sarl, 3M LIBOR + 4.500%	7.25	12/18/2022	801,498	792,830	783,465
Lifescan Global Corp., 3M LIBOR + 6.000%	8.66	9/27/2024	393,000	382,144	377,280

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Healthcare, Education and Childcare (continued):
Mallinckrodt International Finance S.A., 3M LIBOR + 2.750%	5.35%	9/24/2024	1,251,030	$1,245,255	$1,161,118
Nidda Healthcare Holding AG, EURIBOR + 3.500%+	3.50	8/21/2024	1,000,000	1,152,701	1,108,626
Nidda Healthcare Holding AG, GBP + 4.500%+	5.36	8/21/2024	500,000	678,300	645,937
Ortho-Clinical Diagnostics SA, 3M LIBOR + 3.250%	5.75	6/30/2025	1,449,974	1,450,616	1,394,991
Press Ganey Holdings, Inc., 1M LIBOR + 2.750%	5.25	10/23/2023	1,221,875	1,227,451	1,194,383
Press Ganey Holdings, Inc., 1M LIBOR + 6.500%	9.00	10/21/2024	369,106	372,663	367,415
Riemser Pharma GmbH, EURIBOR + 5.500%+	5.25	6/29/2023	442,831	484,128	493,795
Rodenstock GmbH, EURIBOR + 5.250%+	5.25	6/30/2021	1,500,000	1,749,814	1,670,006
Team Health Holdings, Inc., 1M LIBOR + 2.750%	5.25	2/6/2024	1,972,330	1,926,401	1,748,806
Tunstall Group Holdings Ltd., 3M LIBOR + 5.000%+	4.46	10/16/2020	512,179	809,171	660,417
Unilabs Holding AB, EURIBOR + 2.750%+	2.75	4/19/2024	500,000	571,885	546,225
Verscend Holding Corp., 1M LIBOR + 4.500%	7.00	8/27/2025	631,865	627,510	626,336

Total Healthcare, Education and Childcare			29,099,484	30,671,195	29,405,140

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.1%*:
Serta Simmons Bedding LLC, 1M LIBOR + 8.000%	10.49	11/8/2024	724,667	667,421	356,898
Serta Simmons Bedding LLC, 3M LIBOR + 3.500%	5.98	11/8/2023	1,695,683	1,690,027	1,251,092
SIWF Holdings Inc., 1M LIBOR + 4.250%	6.74	6/15/2025	994,987	1,003,882	981,307
Visual Comfort Generation Brands Holdings, Inc., 1M LIBOR + 8.000%	10.50	2/28/2025	646,667	644,142	633,733

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			4,062,004	4,005,472	3,223,030

Hotels, Motels, Inns and Gaming — 2.8%*:
Caesars Resort Collection LLC, 1M LIBOR + 2.750%	5.25	12/22/2024	1,977,475	1,977,687	1,949,217
Compass IV Ltd., EURIBOR + 4.500%+	4.50	4/30/2025	500,000	598,373	558,071
Compass IV Ltd., EURIBOR + 8.000%+	9.00	4/30/2026	500,000	587,278	548,256
Financiere Sun S.A.S., EURIBOR + 3.000%+	3.00	3/14/2023	338,983	404,432	375,383
Las Vegas Sands LLC, 1M LIBOR + 1.750%	4.25	3/27/2025	154,800	152,123	151,913
Penn National Gaming, Inc., 1M LIBOR + 2.250%	4.75	10/15/2025	620,933	619,478	613,947
Richmond UK Bidco Ltd., GBP LIBOR + 4.250%+	4.98	3/3/2024	482,094	607,670	594,154
Rouge Beachhouse B.V., EURIBOR + 4.250%+	4.25	7/25/2025	500,000	586,575	561,576

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Hotels, Motels, Inns and Gaming (continued):
Stars Group Holdings B.V. (The), 3M LIBOR + 3.500%+	6.10%	7/10/2025	1,446,792	$1,440,285	$1,442,842
Tackle Sarl, EURIBOR +3.500%+	3.50	8/8/2022	1,000,000	1,117,358	1,110,252

Total Hotels, Motels, Inns and Gaming			7,521,077	8,091,259	7,905,611

Insurance — 3.8%*:
Alliant Holdings I, Inc., 1M LIBOR + 2.750%	5.23	5/9/2025	2,790,015	2,801,325	2,676,685
AssuredPartners, Inc., 1M LIBOR + 3.250%	5.75	10/22/2024	1,781,046	1,791,423	1,720,935
Asurion LLC, 1M LIBOR + 3.000%	5.50	11/3/2023	1,544,006	1,550,249	1,535,329
Confie Seguros Holding II Co., 3M LIBOR + 8.500%	11.13	10/31/2025	1,633,626	1,602,787	1,602,996
Hub International Ltd., 2M LIBOR + 2.750%	5.51	4/25/2025	1,985,000	1,980,684	1,917,172
York Risk Services Holding Corp., 1M LIBOR + 3.750%	6.25	10/1/2021	1,637,359	1,619,263	1,526,837

Total Insurance			11,371,052	11,345,731	10,979,954

Leisure, Amusement, Entertainment — 5.1%*:
Columbus Capital B.V., EURIBOR + 4.750%+	4.75	6/30/2024	500,000	569,917	555,732
Crown Finance US, Inc., 1M LIBOR + 2.500%	5.00	2/28/2025	2,019,318	1,997,179	1,970,006
Delta 2 (LUX) Sarl, 1M LIBOR + 2.500%+	5.00	2/1/2024	1,394,967	1,398,906	1,341,609
Dorna Sports, S.L., EURIBOR +2.750%+	2.75	4/12/2024	978,282	1,093,002	1,076,055
International Park Holdings B.V., EURIBOR + 3.500%+	3.50	6/13/2024	500,000	580,575	550,757
Metro-Goldwyn-Mayer, Inc., 1M LIBOR + 4.500%	7.00	7/3/2026	2,000,000	1,981,718	1,908,340
SeaWorld Parks & Entertainment, Inc., 3M LIBOR + 3.000%	5.50	3/31/2024	2,553,244	2,544,298	2,525,440
Vacalians Group, EURIBOR + 4.000%+	4.00	10/26/2025	500,000	564,531	560,174
Vougeot Bidco PLC, EURIBOR + 5.500%+	5.50	7/18/2023	1,000,000	1,164,089	1,090,902
William Morris Endeavor Entertainment, LLC, 2M LIBOR + 2.750%	5.36	5/18/2025	1,832,236	1,827,674	1,732,984
WMG Acquisition Corp., LIBOR + 2.125%	4.62	11/1/2023	1,500,000	1,498,294	1,465,785

Total Leisure, Amusement, Entertainment			14,778,047	15,220,183	14,777,784

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.6%*:
Alison Bidco Sarl, EURIBOR + 4.500%+	5.50	8/29/2021	862,550	998,500	947,809
Alison Bidco Sarl, 1M LIBOR + 4.500%+	7.24	8/29/2021	246,788	245,932	236,916
Apex Tool Group LLC, 1M LIBOR + 3.750%	6.25	2/1/2022	1,679,416	1,677,103	1,627,639
Titan Acquisition Ltd., 1M LIBOR + 3.000%+	5.50	3/28/2025	1,980,893	1,978,897	1,838,269

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			4,769,647	4,900,432	4,650,633

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Mining, Steel, Iron and Non-Precious Metals — 0.5%*:
Big River Steel LLC, 3M LIBOR + 5.000%	7.60%	8/23/2023	620,818	$628,156	$622,371
Boomerang Tube, LLC, 3M LIBOR + 3.000%¤††	7.50	10/31/2021	62,044	62,044	62,044
US Silica Co., 1M LIBOR + 4.000%	6.50	5/1/2025	875,888	885,546	825,524

Total Mining, Steel, Iron and Non-Precious Metals			1,558,750	1,575,746	1,509,939

Oil and Gas — 1.7%*:
Fieldwood Energy LLC, 1M LIBOR + 7.250%	9.75	4/11/2023	864,968	420,324	729,817
Gulf Finance LLC, 3M LIBOR + 5.250%	7.80	8/25/2023	1,644,045	1,519,691	1,304,961
KCA Deutag Alpha Ltd., 3M LIBOR + 6.750%+	9.35	2/28/2023	496,250	494,175	422,125
Seadrill Partners Finco LLC, 3M LIBOR + 6.000%	8.60	2/21/2021	1,819,015	1,422,522	1,508,327
UTEX Industries, Inc., 1M LIBOR + 7.250%	9.75	5/22/2022	1,000,000	734,913	921,670

Total Oil and Gas			5,824,278	4,591,625	4,886,900

Personal and Non-Durable Consumer Products Mfg. Only — 0.6%*:
Coty Inc., 1M LIBOR + 2.250%	4.74	4/7/2025	994,987	955,962	961,406
Party City Holdings Inc., 1M LIBOR + 2.500%	5.00	8/19/2022	818,340	812,747	811,294

Total Personal and Non-Durable Consumer Products Mfg. Only			1,813,327	1,768,709	1,772,700

Personal Transportation — 0.7%*:
Hertz Corp., (The), 3M LIBOR + 2.7500%	5.25	6/30/2023	1,989,610	1,954,792	1,950,455

Printing and Publishing — 1.1%*:
Springer Nature Deutschland GmbH, EURIBOR + 3.250%	3.75	8/24/2022	1,719,621	1,958,562	1,917,836
Springer Nature Deutschland GmbH, 2M LIBOR + 3.500%+	6.00	8/15/2022	1,235,749	1,238,520	1,228,284

Total Printing and Publishing			2,955,370	3,197,082	3,146,120

Retail Stores — 4.5%*:
24 Hour Fitness Worldwide, Inc., 1M LIBOR + 3.500%	6.00	5/24/2025	2,506,913	2,517,638	2,500,646
Ascena Retail Group, Inc., 1M LIBOR + 4.500%	7.00	8/21/2022	248,945	224,897	217,282
Bass Pro Group, LLC, 1M LIBOR + 5.000%	7.50	9/25/2024	997,468	982,468	973,529
EG Finco Ltd., 3M LIBOR + 4.000%+	6.60	2/7/2025	1,094,576	1,089,852	1,067,759
EG Group Ltd., EURIBOR + 4.000%+	4.00	2/6/2025	1,489,177	1,746,866	1,634,753
EG Group Ltd., 3M LIBOR + 4.000%+	6.60	2/7/2025	222,806	222,333	217,348
Eyemart Express LLC, 1M LIBOR + 3.000%	5.50	8/4/2024	994,950	998,966	982,513
Harbor Freight Tools USA, Inc., 1M LIBOR + 2.500%	5.00	8/18/2023	499,578	493,951	487,089
Kirk Beauty One GmbH, EURIBOR + 3.500%+	3.50	8/12/2022	2,250,001	2,543,376	2,127,199
Staples, Inc., 3M LIBOR + 4.000%	6.50	9/12/2024	2,224,356	2,210,281	2,204,092

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Retail Stores (continued):
Thom Europe S.A.S, EURIBOR + 4.250%+	4.25%		8/7/2024	500,000	$576,323	$547,908

Total Retail Stores				13,028,770	13,606,951	12,960,118

Telecommunications — 3.9%*:
Banff Merger Sub, Inc., 3M LIBOR + 4.250%	6.85		10/2/2025	997,500	988,220	975,725
CommScope, Inc., 1M LIBOR + 3.250%	5.84		4/6/2026	757,464	749,890	756,199
Digicel International Finance Ltd., 3M LIBOR + 3.250%+	5.88		5/28/2024	421,670	424,576	373,443
Eircom Finco Sarl, EURIBOR + 3.000%+	3.00		4/19/2024	1,000,000	1,155,538	1,111,239
GTT Communications, Inc., 1M LIBOR + 2.750%	5.25		5/31/2025	1,995,827	1,986,981	1,876,577
Sprint Communications, Inc., 1M LIBOR + 2.500%	5.00		2/2/2024	2,962,292	2,971,158	2,880,829
Syniverse Holdings, Inc., 1M LIBOR + 5.000%	7.48		3/9/2023	1,565,386	1,570,192	1,433,893
Syniverse Holdings, Inc., 1M LIBOR + 9.000%	11.48		3/11/2024	425,482	420,212	329,038
Virgin Media Investment Holdings Ltd., LIBOR - GBP + 3.250%+	3.98		11/15/2027	1,250,000	1,725,660	1,599,197

Total Telecommunications				11,375,621	11,992,427	11,336,140

Utilities — 0.4%*:
Vistra Operations Co. LLC, 1M LIBOR + 2.250%	4.75		12/14/2023	1,065,178	1,072,637	1,056,155

Total Bank Loans				244,369,096	251,478,360	242,027,979

Corporate Bonds — 10.0%*:
Automobile — 0.4%*:
AA Bond Co. Ltd.+	5.50		7/31/2022	700,000	937,781	804,588
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.	4.38		5/15/2026	100,000	113,415	114,263
RAC Bond Co. PLC+	5.00		11/6/2022	200,000	251,889	237,265

Total Automobile				1,000,000	1,303,085	1,156,116

Beverage, Food and Tobacco — 0.1%*:
Burger King, Inc.+^	5.00		10/15/2025	327,000	327,000	323,011

Broadcasting and Entertainment — 0.3%*:
Entertainment One Ltd.+	6.88		12/15/2022	100,000	150,184	134,419
Tele Columbus AG+	3.88		5/2/2025	600,000	636,888	601,018
VTR Finance BV+^	6.88		1/15/2024	200,000	202,348	205,000

Total Broadcasting and Entertainment				900,000	989,420	940,437

Chemicals, Plastics and Rubber — 0.5%*:
Kronos International, Inc.	3.75		9/15/2025	750,000	848,312	799,129
Monitchem HoldCo 3 SA, 3 mo. EURIBOR + 4.750%+	4.44	#	6/15/2021	250,000	288,998	279,736
Monitchem HoldCo 3 SA+	5.25		6/15/2021	200,000	228,690	224,070
Pinnacle Operating Corp.^	9.00		5/15/2023	378,294	448,887	196,713

Total Chemicals, Plastics and Rubber				1,578,294	1,814,887	1,499,648

Containers, Packaging and Glass — 0.3%*:
BWAY Holding Co.	4.75		4/15/2024	350,000	404,810	399,145

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Containers, Packaging and Glass (continued):
BWAY Holding Co.^	5.50%		4/15/2024	300,000	$300,000	$297,840
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu^	5.13		7/15/2023	178,000	178,000	180,892

Total Containers, Packaging and Glass				828,000	882,810	877,877

Diversified/Conglomerate Manufacturing — 0.2%*:
Appvion ESC^	9.00		6/1/2020	460,000	462,137	—
Fabric BC SpA, 3M EURIBOR + 4.125%+	4.13	#	11/30/2024	250,000	284,404	278,494
Galapagos S.A., 3 mo. EURIBOR + 4.750%+	4.44	#	6/15/2021	200,000	272,630	169,026

Total Diversified/Conglomerate Manufacturing				910,000	1,019,171	447,520

Diversified/Conglomerate Service — 0.9%*:
Algeco Global Finance PLC, 3 mo. EURIBOR + 6.250%+	6.25	#	2/15/2023	150,000	182,548	169,735
Algeco Global Finance PLC+	6.50		2/15/2023	450,000	548,822	524,937
Carlson Travel, Inc., 3 mo. EURIBOR + 4.750%	4.75	#	6/15/2023	1,200,000	1,369,748	1,348,496
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25		5/15/2023	194,000	194,000	203,700
TeamSystem SpA, 3 mo. EURIBOR + 4.000%+	4.00	#	4/15/2023	400,000	492,740	448,700

Total Diversified/Conglomerate Service				2,394,000	2,787,858	2,695,568

Electronics — 0.3%*:
First Data Corp.^	5.00		1/15/2024	179,000	178,259	183,632
Veritas US, Inc./Veritas Bermuda Ltd.^	7.50		2/1/2023	817,000	858,303	780,235

Total Electronics				996,000	1,036,562	963,867

Finance — 2.8%*:
Arrow Global Finance PLC, 3 mo. EURIBOR + 3.750%+	3.75	#	3/1/2026	400,000	496,520	433,557
Arrow Global Finance PLC+	5.13		9/15/2024	1,000,000	1,231,116	1,243,840
Cabot Financial Luxembourg SA+	7.50		10/1/2023	300,000	425,917	382,873
Galaxy Bidco Ltd., 3M GBP LIBOR + 4.500%+	5.37	#	11/15/2020	300,000	398,873	385,265
Galaxy Bidco Ltd.+	6.38		11/15/2020	500,000	638,458	645,364
Garfunkelux Holdco 3 S.A., 3M EURIBOR + 4.500%+	4.50	#	9/1/2023	1,100,000	1,326,447	1,045,443
Garfunkelux Holdco 3 S.A.+	8.50		11/1/2022	1,050,000	1,396,416	1,234,234
Jerrold Finco PLC+	6.13		1/15/2024	100,000	124,555	130,562
Jerrold Finco PLC+	6.25		9/15/2021	500,000	692,386	657,737
Nexi Capital SpA, 3 mo. EURIBOR + 3.625%+	3.63	#	5/1/2023	1,600,000	1,883,164	1,813,825

Total Finance				6,850,000	8,613,852	7,972,700

Healthcare, Education and Childcare — 0.7%*:
Bausch Health Companies, Inc.^	5.50		11/1/2025	165,000	165,000	168,506
Rossini Sarl, EURIBOR + 6.25%+	6.25		10/30/2025	750,000	875,367	859,023
Synlab Bondco PLC+	6.25		7/1/2022	500,000	607,605	577,561
Tenet Healthcare Corp.	4.63		7/15/2024	255,000	254,132	255,395

Total Healthcare, Education and Childcare				1,670,000	1,902,104	1,860,485

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.2%*:
LSF9 Balta Issuer Sarl+	7.75%		9/15/2022	445,500	$551,346	$487,232

Hotels, Motels, Inns and Gaming — 0.2%*:
TVL Finance PLC, 3M GBP LIBOR + 4.875%+	5.74	#	5/15/2023	100,000	131,057	129,138
TVL Finance PLC+	8.50		5/15/2023	280,000	388,164	381,032

Total Hotels, Motels, Inns and Gaming				380,000	519,221	510,170

Leisure, Amusement, Entertainment — 0.4%*:
CPUK Finance Ltd.+	4.88		8/28/2025	600,000	791,734	768,129
Perform Group Financing PLC+	8.50		11/15/2020	250,000	347,171	328,054
Vue International Bidco PLC, 3M EURIBOR + 5.250%+	4.94	#	7/15/2020	100,000	134,223	111,418
WMG Acquisition Corp.^	5.00		8/1/2023	63,000	63,000	64,102

Total Leisure, Amusement, Entertainment				1,013,000	1,336,128	1,271,703

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.4%*:
Novafives SAS+	5.00		6/15/2025	1,000,000	1,089,357	1,009,575

Oil and Gas — 0.9%*:
Citgo Holding, Inc.^	10.75		2/15/2020	1,500,000	1,494,634	1,537,800
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00		2/15/2025	713,000	628,115	245,985
KCA Deutag UK Finance PLC+^	9.88		4/1/2022	1,000,000	1,015,956	860,000

Total Oil and Gas				3,213,000	3,138,705	2,643,785

Personal Transportation — 0.2%*:
Naviera Armas S.A., 3M EURIBOR + 6.500%+	6.50	#	7/31/2023	250,000	296,893	277,423
Naviera Armas SA, 3 mo. EURIBOR + 4.250%+	4.25	#	11/15/2024	250,000	296,730	256,741

Total Personal Transportation				500,000	593,623	534,164

Retail Stores — 0.7%*:
CBR Fashion Finance BV+	5.13		10/1/2022	200,000	202,642	212,188
House of Fraser Funding PLC, 3M GBP LIBOR + 5.750%+††	6.60	#	9/15/2020	300,000	429,082	9,768
Jewel UK Bondco PLC+	8.50		4/15/2023	100,000	142,450	131,152
Marcolin SpA, 3 mo. EURIBOR + 4.125%+	4.13	#	2/15/2023	300,000	338,930	336,054
Maxeda DIY Holding B.V.+	6.13		7/15/2022	100,000	114,070	109,651
Takko Luxembourg 2 SCA+	5.38		11/15/2023	1,200,000	1,302,379	1,076,880
Travelex Financing PLC+	8.00		5/15/2022	100,000	108,750	107,465

Total Retail Stores				2,300,000	2,638,303	1,983,158

Telecommunications — 0.1%*:
Ziggo B.V.+	4.25		1/15/2027	350,000	390,408	403,409

Utilities — 0.4%*:
Viridian Group Finance Co. PLC/Viridian Power & Energy+	4.75		9/15/2024	865,000	1,076,030	1,099,017

Total Corporate Bonds				27,519,794	32,009,870	28,679,442

Total Fixed Income				271,888,890	283,488,230	270,707,421

Total Investments				273,969,325	284,774,060	272,039,571

Other assets and liabilities — 5.6%*						16,187,236

Net Assets — 100.0%						$288,226,807

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	63.7%
United Kingdom	12.8%
Germany	8.8%
Netherlands	3.6%
France	3.0%
Italy	1.4%
Sweden	1.3%
Spain	1.3%
Other (Individually less than 1%)	4.1%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

§

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2019. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2019.

A summary of outstanding derivatives at March 31, 2019 is as follows:

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
4/11/19	Morgan Stanley & Co.	EUR	61,356,540	$68,879,436	$69,042,061	$162,625
4/11/19	Morgan Stanley & Co.	GBP	12,938,996	16,860,158	17,022,627	162,469

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$325,094

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2019

				SHARES	COST	FAIR VALUE
Equities — 0.8%*:
Common Stocks — 0.8%*:
Healthcare, Education and Childcare — 0.0%*:
MModal, Inc.				4,725	$10,631	$7,385
Tunstall Group Holdings Ltd.+¤				396	—	—
Tunstall Group Holdings Ltd.+¤				261	—	—

Total Healthcare, Education and Childcare				5,382	10,631	7,385

Mining, Steel, Iron and Non-Precious Metals — 0.1%*:
Boomerang Tube LLC¤				1,769,566	171,860	150,466

Oil and Gas — 0.5%*:
Fieldwood Energy LLC				3,698	129,430	120,803
Fieldwood Energy LLC				15,071	325,034	492,324
Jupiter Resources, Inc.+				120,272	581,286	375,850
Southcross Energy Holdings LP				11	—	—
Southcross Energy Partners LP				11	2,750	5,775

Total Oil and Gas				139,063	1,038,500	994,752

Retail Stores — 0.2%*:
Maxeda DIY B.V.+¤				18,859,871	373,737	423,121
Maxeda DIY B.V.+¤				10,446	—	105,789

Total Retail Stores				18,870,317	373,737	528,910

Total Common Stocks				20,784,328	1,594,728	1,681,513

Preferred Stock — 0.0%*:
Farming and Agriculture — 0.0%*:
Pinnacle Agriculture Holdings A 2¤††				311,577	202,152	71,663

Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)¤††				488	—	5,197
Appvion Holdings Corp. (exp. June 13, 2023)¤				488	—	—

Total Diversified/Conglomerate Manufacturing				976	—	5,197

Total Warrants				976	—	5,197

Total Equities				21,096,881	1,796,880	1,758,373

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 92.1%*:
Asset-Backed Securities — 11.5%*:
CDO/CLO — 11.5%*:
AIMCO CLO Series 2015-AA ER, 3M USD LIBOR + 5.200%^	7.99	#%	1/15/2028	500,000	500,000	480,917
Alinea CLO 2018-1 Ltd., 3M LIBOR + 6.000%^	8.76	#	7/20/2031	1,250,000	1,250,000	1,183,260
ALME Loan Funding III Designated Activity Co. 3A ERV, 3M EURIBOR + 5.400%+^	5.40	#	4/15/2030	500,000	522,974	546,601
ALME Loan Funding IV BV 4A ER, 3M EURIBOR + 4.670%+^	4.67	#	1/15/2032	1,000,000	1,144,051	1,044,017

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
CDO/CLO (continued):
Anchorage Capital CLO Ltd. 2015-6A ER, 3M USD LIBOR + 6.350%^	9.14	# %	7/15/2030	500,000	$512,899	$483,609
Apidos CLO XXIV, 3M USD LIBOR + 5.800%^	8.56	#	10/20/2030	1,000,000	1,000,000	950,435
Ares XLVIII CLO, 3M LIBOR + 5.200%^	7.96	#	7/20/2030	800,000	800,000	730,110
Atlas Senior Loan Fund XI Ltd., 3M LIBOR + 5.7500%^	8.51	#	7/26/2031	1,900,000	1,900,000	1,773,929
Avoca CLO XIV Designated Activity Co. 14X FR, 3M EURIBOR + 6.350%+	6.35	#	1/12/2031	500,000	559,959	492,923
Blackrock European CLO VII DAC 7X E, 3M USD LIBOR + 5.170%+	5.17	#	10/15/2031	725,000	801,753	740,075
BlueMountain CLO Ltd. 2014-1A^	Zero Coupon		4/30/2026	250,000	242,569	—
Cairn CLO B.V. 2013-3A E, 6M EURIBOR + 4.900%+^	4.90	#	10/20/2028	1,000,000	1,041,415	1,105,744
Carbone CLO Ltd. 2017-1A D, 3M USD LIBOR + 5.900%^	8.68	#	1/20/2031	500,000	500,000	472,766
CBAM Ltd. 2017-3A E, 3M USD LIBOR + 6.500%^	9.27	#	10/17/2029	750,000	750,000	738,683
CIFC Funding 2018-III Ltd., 3M LIBOR + 5.500%^	8.28	#	7/18/2031	1,500,000	1,500,000	1,394,439
CIFC Funding Ltd. 2017-1A E, 3M USD LIBOR + 6.350%^	9.11	#	4/23/2029	750,000	746,937	727,058
CIFC Funding Ltd. 2017-5A D, 3M USD LIBOR + 6.100%^	8.87	#	11/16/2030	500,000	500,000	482,344
Cordatus 3X CLO plc+	4.86		8/15/2032	1,000,000	1,156,933	1,028,003
Galaxy XXIV CLO Ltd. 2017-24A E, 3M USD LIBOR + 5.500%^	8.29	#	1/15/2031	700,000	700,000	644,352
Madison Park Funding XIII Ltd. 2014-13A^	8.41		4/19/2030	500,000	421,048	342,439
Madison Park Funding XXVII Ltd., 3M USD LIBOR + 5.200%^	7.76	#	4/20/2030	500,000	500,000	458,211
Madison Park Funding XXVIII Ltd., 3M LIBOR + 7.600%^	10.28	#	7/15/2030	500,000	495,568	447,317
Magnetite VII Ltd.^	Zero Coupon		1/15/2028	2,000,000	1,483,261	1,363,204
Neuberger Berman Loan Advisers CLO 28 Ltd., 3M USD LIBOR + 5.600%^	8.36	#	4/20/2030	500,000	500,000	462,365
Oak Hill Credit Partners X Ltd. 2014-10A^	Zero Coupon		7/20/2026	1,000,000	714,649	474,366
Steele Creek CLO Ltd. 2017-1A E, 3M USD LIBOR + 6.200%^	8.99	#	1/15/2031	500,000	500,000	471,152
Steele Creek CLO Ltd. 2018-2A E, 3M USD LIBOR + 6.200%^	8.88	#	8/18/2031	850,000	850,000	798,486
THL Credit Wind River CLO Ltd. 2017-4A E, 3M USD LIBOR + 5.800%^	8.44	#	11/20/2030	500,000	500,000	470,190
THL Credit Wind River CLO Ltd. 2018-2A E, 3M USD LIBOR + 5.750%^	8.54	#	7/15/2030	1,450,000	1,450,000	1,361,209
Wellfleet CLO 2018-1 Ltd., 3M USD LIBOR + 5.500%^	8.27	#	7/17/2031	1,150,000	1,150,000	1,033,745

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
CDO/CLO (continued):
Wellfleet CLO Ltd. 2017-3A D, 3M USD LIBOR + 5.550%^	8.32	#%	1/17/2031	1,000,000	$1,000,000	$904,664

Total CDO/CLO				26,075,000	25,694,016	23,606,613

Total Asset-Backed Securities				26,075,000	25,694,016	23,606,613

Bank Loans — 36.9%*§:
Aerospace and Defense — 0.5%*:
TransDigm, Inc., 1M LIBOR + 2.500%	5.00		5/30/2025	1,000,000	1,000,000	1,000,000

Automobile — 0.3%*:
Panther BF Aggregator 2 L P, 1M LIBOR + 3.5000%+	6.09		3/18/2026	583,124	577,917	576,202

Beverage, Food and Tobacco — 0.9%*:
Deoleo S.A., EURIBOR + 3.500%+††	4.50		6/11/2021	500,000	556,961	120,588
IRB Holding Corp., 1M LIBOR + 3.250%	5.74		2/5/2025	1,824,397	1,841,088	1,776,507

Total Beverage, Food and Tobacco				2,324,397	2,398,049	1,897,095

Broadcasting and Entertainment — 3.7%*:
All3Media International, EURIBOR+ 4.250%+	5.25		6/30/2021	500,000	835,863	650,059
AP NMT Acquisition B.V., EURIBOR + 6.000%+	7.00		8/13/2021	388,048	478,869	432,790
AP NMT Acquisition B.V., 3M LIBOR + 9.000%+	11.81		8/13/2022	300,000	289,824	297,657
AP NMT Acquisition B.V., 3M LIBOR + 5.750%+	8.55		8/13/2021	1,178,201	1,157,072	1,170,107
Charter Communications Operating, LLC, 3M LIBOR + 2.000%	4.50		4/30/2025	1,500,000	1,494,375	1,494,375
CSC Holdings, LLC, 1M LIBOR + 3.000%	5.59		4/15/2027	1,280,059	1,273,534	1,272,059
Intelsat Jackson Holdings S.A., 1M LIBOR + 3.750%	6.24		11/27/2023	1,000,000	990,324	984,060
Univision Communications, Inc., 1M LIBOR + 2.750%	5.25		3/15/2024	1,429,327	1,415,611	1,344,553

Total Broadcasting and Entertainment				7,575,635	7,935,472	7,645,660

Buildings and Real Estate — 0.7%*:
LSF10 Impala Investments S.a r.l., EURIBOR + 4.750%+	4.75		8/2/2025	500,000	574,028	561,576
SRS Distribution, Inc., 3M LIBOR + 3.250%	5.75		5/23/2025	863,482	849,680	822,648

Total Buildings and Real Estate				1,363,482	1,423,708	1,384,224

Cargo Transport — 1.0%*:
American Airlines, Inc., 1M LIBOR + 2.000%	4.49		4/28/2023	1,000,000	983,500	979,690
American Airlines, Inc., 1M LIBOR + 2.000%	4.69		12/14/2023	1,000,000	985,000	980,000
CEVA Group PLC, 3M LIBOR + 3.750%+	6.35		7/24/2025	150,566	149,881	150,378

Total Cargo Transport				2,150,566	2,118,381	2,110,068

Chemicals, Plastics and Rubber — 1.7%*:
Flint Group GmbH, EURIBOR + 3.000%+	3.75		9/7/2021	1,625,486	1,914,064	1,752,167
Novacap S.A., EURIBOR + 3.500%+	3.50		6/22/2023	500,000	576,584	551,761

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Chemicals, Plastics and Rubber (continued):
Platform Specialty Products Corp., 1M LIBOR + 2.250%	4.75%	1/30/2026	200,665	$200,420	$198,785
Solenis Holdings LLC, 3M LIBOR + 8.500%	11.13	6/26/2024	158,282	153,983	151,159
Solenis International LP, 3M LIBOR + 4.000%	6.63	12/26/2023	246,741	244,524	242,423
Starfruit Finco B.V, 1M LIBOR + 3.250%+	5.74	10/1/2025	514,731	512,326	506,691

Total Chemicals, Plastics and Rubber			3,245,905	3,601,901	3,402,986

Containers, Packaging and Glass — 1.0%*:
Albea Beauty Holdings S.A., 1M LIBOR + 3.000%+	5.89	4/22/2024	204,867	204,652	200,002
BWAY Holding Co., 1M LIBOR + 3.250%	6.03	4/3/2024	1,325,945	1,325,488	1,291,802
ProAmpac PG Borrower LLC, 3M LIBOR + 8.500%	11.19	11/18/2024	500,000	494,708	486,665

Total Containers, Packaging and Glass			2,030,812	2,024,848	1,978,469

Diversified/Conglomerate Manufacturing — 1.0%*:
LTI Holdings, Inc., 1M LIBOR + 3.500%	6.00	9/6/2025	1,007,348	991,999	967,890
Triple Point Technology, Inc., 3M LIBOR + 4.250%††	6.90	7/10/2020	569,598	558,845	500,893
Xella International GmbH, EURIBOR + 4.000%+	4.00	4/11/2024	500,000	588,325	554,358

Total Diversified/Conglomerate Manufacturing			2,076,946	2,139,169	2,023,141

Diversified/Conglomerate Service — 5.4%*:
Almonde, Inc., 3M LIBOR + 3.500%+	6.10	6/13/2024	1,335,402	1,338,595	1,286,165
EAB (Avatar Purchaser), 1M LIBOR + 3.750%	6.41	11/15/2024	243,304	242,323	237,221
Financial & Risk US Holdings, Inc., 1M LIBOR + 3.750%	6.25	10/1/2025	1,496,250	1,441,089	1,451,632
Hyland Software, Inc., 1M LIBOR + 3.500%	6.00	7/1/2024	997,494	986,433	994,791
Kronos, Inc., 3M LIBOR + 3.500%	5.74	11/1/2023	2,000,000	1,980,343	1,979,440
MH Sub I LLC, 3M LIBOR + 3.750%	6.24	9/13/2024	1,689,022	1,675,911	1,663,704
Verisure Holding AB, EURIBOR + 3.000%+	3.00	10/20/2022	1,000,000	1,165,085	1,105,249
Vertafore, Inc., 1M LIBOR + 3.250%	5.75	7/2/2025	1,495,512	1,477,424	1,466,664
Vertafore, Inc., 1M LIBOR + 7.250%	9.75	7/2/2026	879,452	871,432	866,260

Total Diversified/Conglomerate Service			11,136,436	11,178,635	11,051,126

Ecological — 0.5%*:
Emerald 3 Ltd., 3M LIBOR + 7.000%	9.60	5/31/2022	196,488	195,693	195,506
GFL Environmental Inc., 1M LIBOR + 3.000%+	5.50	5/30/2025	132,465	132,205	127,808
PHS Group Ltd., 1M LIBOR + 5.250%+	6.25	12/20/2021	467,152	608,138	607,103

Total Ecological			796,105	936,036	930,417

Electronics — 2.5%*:
ION Trading Technologies Sarl, 3M LIBOR + 4.000%	6.65	11/21/2024	282,941	276,510	273,997

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Electronics (continued):
ION Trading Technologies Sarl, EURIBOR + 3.250%	4.25%	11/21/2024	1,090,342	$1,252,592	$1,196,722
Omnitracs, Inc., 3M LIBOR + 2.750%	5.36	3/21/2025	1,488,750	1,491,969	1,447,184
Renaissance Holding Corp., 1M LIBOR + 3.250%	5.75	5/30/2025	992,500	992,500	949,574
RP Crown Parent LLC, 1M LIBOR + 2.750%	5.25	10/12/2023	726,574	724,216	716,358
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	7.02	1/27/2023	555,811	554,374	513,170

Total Electronics			5,136,918	5,292,161	5,097,005

Finance — 1.2%*:
NFP Corp., 1M LIBOR + 3.000%	5.50	1/8/2024	955,180	922,091	919,361
Tempo Acquisition LLC, 1M LIBOR + 3.000%	5.50	5/1/2024	1,503,116	1,506,857	1,487,708

Total Finance			2,458,296	2,428,948	2,407,069

Healthcare, Education and Childcare — 3.9%*:
Advanz Pharma Corp., LIBOR + 5.500%+	7.99	9/6/2024	1,831,500	1,810,617	1,725,676
Aenova Holding GmbH, EURIBOR + 4.000%+	5.00	9/29/2020	1,000,000	1,156,744	1,111,374
Aveanna Healthcare, LLC, 1M LIBOR + 5.500%	8.13	3/18/2024	146,437	140,378	142,410
Bausch Health Companies, 1M LIBOR + 3.000%	7.50	6/2/2025	462,500	460,458	459,198
Endo Luxembourg Finance Co. I S.a r.l., 1M LIBOR + 4.250%	6.75	4/29/2024	664,680	667,475	651,280
Financiere Mendel SAS, EURIBOR + 4.750%+	4.75	3/31/2026	500,000	552,462	552,462
Lifescan Global Corp., 3M LIBOR + 6.000%	8.80	9/27/2024	186,084	180,943	178,640
Ortho-Clinical Diagnostics SA, 3M LIBOR + 3.250%	5.75	6/30/2025	1,207,182	1,207,716	1,161,406
Parexel International Corp., 1M LIBOR + 2.7500%	5.25	9/27/2024	985,000	990,125	948,062
Rodenstock GmbH, EURIBOR + 5.250%+	5.25	6/30/2021	500,000	583,271	556,669
Tunstall Group Holdings Ltd., 1M LIBOR + 4.500%+	3.75	10/16/2020	496,630	583,179	552,917

Total Healthcare, Education and Childcare			7,980,013	8,333,368	8,040,094

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.5%*:
Serta Simmons Bedding LLC, 1M LIBOR + 8.000%	10.49	11/8/2024	474,666	469,642	233,773
Serta Simmons Bedding LLC, 3M LIBOR + 3.500%	5.98	11/8/2023	1,216,358	1,215,638	897,441

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			1,691,024	1,685,280	1,131,214

Hotels, Motels, Inns and Gaming — 1.0%*:
Caesars Resort Collection LLC, 1M LIBOR + 2.750%	5.36	12/22/2024	1,500,000	1,488,750	1,488,750

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Hotels, Motels, Inns and Gaming (continued):
Compass IV Ltd., EURIBOR + 4.500%+	4.50%	4/30/2025	500,000	$598,373	$558,071

Total Hotels, Motels, Inns and Gaming			2,000,000	2,087,123	2,046,821

Insurance — 2.1%*:
AssuredPartners, Inc., 1M LIBOR + 3.250%	5.75	10/22/2024	984,362	988,181	951,139
Confie Seguros Holding II Co., 3M LIBOR + 8.500%	11.13	10/31/2025	464,527	455,237	455,817
Hub International Ltd., 2M LIBOR + 2.750%	5.51	4/25/2025	1,301,842	1,299,011	1,257,358
Innovation Group plc (The), EURIBOR + 3.250%+	5.25	3/31/2019	512,333	460,744	244,252
Innovation Group plc (The), EURIBOR + 8.000%+¤	8.70	4/16/2019	212	275	270
Innovation Group plc (The), EURIBOR + 3.250%+	5.25	11/30/2022	13,978	15,901	6,664
Sedgwick Claims Management Services, Inc., 1M LIBOR + 3.250%	5.75	12/31/2025	997,500	975,583	975,266
York Risk Services Holding Corp., 1M LIBOR + 3.750%	6.25	10/1/2021	434,722	429,056	405,378

Total Insurance			4,709,476	4,623,988	4,296,144

Leisure, Amusement, Entertainment — 1.3%*:
Crown Finance US, Inc., 1M LIBOR + 2.500%	5.00	2/28/2025	1,428,041	1,395,243	1,393,168
Dorna Sports, S.L., 1M LIBOR + 3.000%+	5.88	4/12/2024	400,000	400,000	387,700
Metro-Goldwyn-Mayer, Inc., 1M LIBOR + 4.500%	7.00	7/3/2026	893,847	885,676	852,882

Total Leisure, Amusement, Entertainment			2,721,888	2,680,919	2,633,750

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.1%*:
Alison Bidco Sarl, 1M LIBOR + 4.500%+	7.24	8/29/2021	642,278	616,194	616,587
Apex Tool Group LLC, 1M LIBOR + 3.750%	6.25	2/1/2022	182,283	181,624	176,664
Titan Acquisition Ltd., 1M LIBOR + 3.000%+	5.50	3/28/2025	1,485,000	1,486,612	1,378,080

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			2,309,561	2,284,430	2,171,331

Mining, Steel, Iron and Non-Precious Metals — 0.1%*:
Boomerang Tube, LLC, 3M LIBOR + 3.000%¤††	7.52	10/31/2021	124,368	124,368	124,368

Oil and Gas — 1.6%*:
Fieldwood Energy LLC, 1M LIBOR + 7.250%	9.75	4/11/2023	885,631	376,240	747,251
Fieldwood Energy LLC, 1M LIBOR + 5.250%	7.75	4/11/2022	649,368	591,657	623,393
Gulf Finance LLC, 3M LIBOR + 5.250%	7.79	8/25/2023	1,287,872	1,220,251	1,022,248
KCA Deutag Alpha Ltd., 3M LIBOR + 6.750%+	9.35	2/28/2023	496,250	494,188	422,125
Seadrill Partners Finco LLC, 3M LIBOR + 6.000%	8.60	2/21/2021	235,771	198,819	195,502

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Oil and Gas (continued):
UTEX Industries, Inc., 1M LIBOR + 7.250%	9.75%	5/22/2022	355,556	$332,776	$327,705

Total Oil and Gas			3,910,448	3,213,931	3,338,224

Personal and Non-Durable Consumer Products Mfg. Only — 0.6%*:
Coty Inc., 1M LIBOR + 2.250%	4.74	4/7/2025	1,193,985	1,147,155	1,153,688

Retail Stores — 1.6%*:
Bass Pro Group, LLC, 1M LIBOR + 5.000%	7.50	9/25/2024	997,468	991,287	973,529
EG Finco Ltd., 3M LIBOR + 4.000%+	6.60	2/7/2025	363,990	362,419	355,073
EG Group Ltd., EURIBOR + 4.000%+	4.00	2/6/2025	495,842	592,571	544,313
Kirk Beauty One GmbH, EURIBOR + 3.500%+	3.25	8/12/2022	500,000	510,834	466,929
Kirk Beauty One GmbH, EURIBOR + 3.500%+	3.50	8/12/2022	500,001	507,688	472,711
Thom Europe S.A.S, EURIBOR + 4.250%+	4.25	8/7/2024	500,000	576,323	547,908

Total Retail Stores			3,357,301	3,541,122	3,360,463

Telecommunications — 1.3%*:
Go Daddy Operating Company, LLC, LIBOR + 2.250%	4.65	2/15/2024	1,500,000	1,494,375	1,494,375
Syniverse Holdings, Inc., 1M LIBOR + 5.000%	7.48	3/9/2023	198,077	196,511	181,439
Syniverse Holdings, Inc., 1M LIBOR + 9.000%	11.48	3/11/2024	153,729	151,825	118,883
Virgin Media Investment Holdings Ltd., LIBOR - GBP + 3.250%+	3.98	11/15/2027	750,000	1,062,516	959,518

Total Telecommunications			2,601,806	2,905,227	2,754,215

Utilities — 1.4%*:
Calpine Corp., LIBOR + 2.500%	5.11	1/15/2024	1,483,359	1,479,031	1,467,443
EFS Cogen Holdings I LLC, 3M LIBOR + 3.250%	5.86	6/28/2023	450,735	450,471	446,228
Vistra Energy Corp., 1M LIBOR + 2.000%	4.49	12/31/2025	870,866	869,890	856,932

Total Utilities			2,804,960	2,799,392	2,770,603

Total Bank Loans			77,283,452	78,481,528	75,324,377

Corporate Bonds — 43.7%**:
Aerospace and Defense — 1.2%*:
TransDigm, Inc.^	6.25	3/15/2026	954,000	954,000	993,591
Triumph Group, Inc.	5.25	6/1/2022	875,000	872,795	840,000
Triumph Group, Inc.	7.75	8/15/2025	750,000	798,082	716,250

Total Aerospace and Defense			2,579,000	2,624,877	2,549,841

Automobile — 2.0%*:
AA Bond Co. Ltd.+	5.50	7/31/2022	1,300,000	1,653,142	1,494,236
Garrett LX I Sarl/Garrett Borrowing LLC+	5.13	10/15/2026	1,150,000	1,253,916	1,219,062
Gates Global LLC/Gates Global Co.^	6.00	7/15/2022	477,000	410,110	478,865
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.	4.38	5/15/2026	200,000	226,830	228,525
RAC Bond Co. PLC+	5.00	11/6/2022	600,000	796,486	711,795

Total Automobile			3,727,000	4,340,484	4,132,483

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Beverage, Food and Tobacco — 1.9%*:
Boparan Finance PLC+	4.38%		7/15/2021	250,000	$214,501	$191,354
Boparan Finance PLC+	5.25		7/15/2019	243,219	310,181	310,492
Boparan Finance PLC+	5.50		7/15/2021	1,300,000	1,715,157	1,156,912
JBS USA LUX SA/JBS USA Finance, Inc.^	5.88		7/15/2024	651,000	663,726	668,903
JBS USA LUX SA/JBS USA Finance, Inc.^	6.75		2/15/2028	500,000	500,000	517,500
Sunshine Mid BV+	6.50		5/15/2026	850,000	1,012,771	969,935

Total Beverage, Food and Tobacco				3,794,219	4,416,336	3,815,096

Broadcasting and Entertainment — 1.0%*:
Intelsat Jackson Holdings SA^	8.50		10/15/2024	500,000	500,000	486,250
Intelsat Jackson Holdings SA^	9.75		7/15/2025	436,000	458,734	442,671
Tele Columbus AG+	3.88		5/2/2025	900,000	953,865	901,526
VTR Finance BV+^	6.88		1/15/2024	224,000	219,886	229,600

Total Broadcasting and Entertainment				2,060,000	2,132,485	2,060,047

Cargo Transport — 1.6%*:
Kenan Advantage Group, Inc.^	7.88		7/31/2023	1,367,000	1,367,000	1,322,573
XPO Logistics, Inc.^	6.13		9/1/2023	520,000	514,519	523,900
XPO Logistics, Inc.^	6.75		8/15/2024	1,466,000	1,467,847	1,495,320

Total Cargo Transport				3,353,000	3,349,366	3,341,793

Chemicals, Plastics and Rubber — 1.6%*:
Consolidated Energy Finance SA^	6.88		6/15/2025	874,000	894,673	880,555
Diamond BC BV	5.63		8/15/2025	300,000	314,605	314,314
Monitchem HoldCo 2 SA+	6.88		6/15/2022	650,000	725,185	655,932
Monitchem HoldCo 3 SA+	5.25		6/15/2021	500,000	558,325	560,174
Pinnacle Operating Corp.^	9.00		5/15/2023	453,953	530,935	236,056
Starfruit Finco BV/Starfruit US Holdco LLC+	6.50		10/1/2026	625,000	719,389	701,435

Total Chemicals, Plastics and Rubber				3,402,953	3,743,112	3,348,466

Containers, Packaging and Glass — 1.1%*:
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.+^	4.63		5/15/2023	803,000	792,552	808,019
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.+^	7.25		5/15/2024	300,000	309,078	316,035
BWAY Holding Co.	4.75		4/15/2024	950,000	1,094,806	1,083,393

Total Containers, Packaging and Glass				2,053,000	2,196,436	2,207,447

Diversified/Conglomerate Manufacturing — 0.1%*:
Appvion ESC	9.00		6/1/2020	500,000	503,545	—
Fabric BC SpA, 3M EURIBOR + 4.125%+	4.13	#	11/30/2024	150,000	170,307	167,096

Total Diversified/Conglomerate Manufacturing				650,000	673,852	167,096

Diversified/Conglomerate Service — 2.5%*:
Algeco Global Finance PLC+	6.50		2/15/2023	750,000	903,071	874,895
Carlson Travel, Inc.^	6.75		12/15/2023	1,337,000	1,355,056	1,337,000
Iron Mountain UK PLC	3.88		11/15/2025	450,000	597,668	557,280
Verisure Midholding AB+	5.75		12/1/2023	2,050,000	2,399,483	2,328,563

Total Diversified/Conglomerate Service				4,587,000	5,255,278	5,097,738

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Electronics — 2.0%*:
TIBCO Software, Inc.^	11.38%		12/1/2021	1,881,000	$2,010,336	$2,002,324
Veritas US, Inc./Veritas Bermuda Ltd.^	7.50		2/1/2023	817,000	858,303	780,235
Veritas US, Inc./Veritas Bermuda Ltd.^	10.50		2/1/2024	1,419,000	1,457,323	1,266,458

Total Electronics				4,117,000	4,325,962	4,049,017

Finance — 4.5%*:
Arrow Global Finance PLC+	5.13		9/15/2024	300,000	408,765	373,152
Cabot Financial Luxembourg SA+	7.50		10/1/2023	650,000	902,223	829,559
Galaxy Bidco Ltd., 3M GBP LIBOR + 4.500%+	5.37	#	11/15/2020	250,000	327,092	321,054
Galaxy Bidco Ltd.+	6.38		11/15/2020	650,000	887,133	838,973
Galaxy Finco Ltd.+	7.88		11/15/2021	1,000,000	1,393,870	1,269,628
Garfunkelux Holdco 2 SA+	11.00		11/1/2023	800,000	1,122,915	900,687
Garfunkelux Holdco 3 S.A., 3M EURIBOR + 4.500%+	4.50	#	9/1/2023	200,000	212,345	190,080
Garfunkelux Holdco 3 S.A.+	8.50		11/1/2022	850,000	1,162,358	999,142
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.75		2/1/2024	1,162,000	1,162,000	1,211,385
Jerrold Finco PLC+	6.13		1/15/2024	650,000	822,489	848,655
Nexi Capital SpA+	4.13		11/1/2023	425,000	484,034	494,836
VFH Parent LLC/Orchestra Co-Issuer, Inc.^	6.75		6/15/2022	921,000	956,457	949,855

Total Finance				7,858,000	9,841,681	9,227,006

Healthcare, Education and Childcare — 4.7%*:
Avantor, Inc.^	9.00		10/1/2025	929,000	948,107	1,006,804
Bausch Health Americas., Inc.^	8.50		1/31/2027	415,000	422,106	439,900
Bausch Health Companies, Inc.^	5.50		11/1/2025	184,000	184,000	187,910
Bausch Health Cos., Inc.^	6.13		4/15/2025	1,232,000	1,064,274	1,219,680
Bausch Health Cos., Inc.^	9.00		12/15/2025	165,000	162,976	179,240
CTC BondCo GmbH+	5.25		12/15/2025	650,000	760,561	722,787
Envision Healthcare Corp.^	8.75		10/15/2026	1,492,000	1,429,231	1,329,745
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63		5/15/2022	735,000	703,744	697,515
Par Pharmaceutical, Inc.^	7.50		4/1/2027	708,000	708,000	717,912
Rossini Sarl, EURIBOR + 6.25%+	6.25		10/30/2025	250,000	291,789	286,341
Rossini Sarl+	6.75		10/30/2025	300,000	350,174	355,875
Synlab Unsecured Bondco PLC+	8.25		7/1/2023	750,000	930,920	890,693
Tenet Healthcare Corp.^	6.25		2/1/2027	382,000	382,000	396,535
Teva Pharmaceutical Finance Netherlands III BV+	6.00		4/15/2024	678,000	673,604	680,260
Unilabs Subholding AB+	5.75		5/15/2025	400,000	479,137	444,973

Total Healthcare, Education and Childcare				9,270,000	9,490,623	9,556,170

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.4%*:
LSF9 Balta Issuer Sarl+	7.75		9/15/2022	769,500	932,919	841,583

Hotels, Motels, Inns and Gaming — 1.5%*:
Marriott Ownership Resorts, Inc.^	5.63		4/15/2023	459,000	464,101	457,279
TVL Finance PLC+	8.50		5/15/2023	480,000	673,639	653,198
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.50		3/1/2025	1,890,000	1,867,686	1,866,375

Total Hotels, Motels, Inns and Gaming				2,829,000	3,005,426	2,976,852

Insurance — 0.4%*:
Acrisure LLC/Acrisure Finance, Inc.^	7.00		11/15/2025	500,000	479,646	450,000

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Insurance (continued):
Acrisure LLC/Acrisure Finance, Inc.^	8.13%		2/15/2024	271,000	$271,000	$280,799
USI, Inc.^	6.88		5/1/2025	146,000	146,000	141,803

Total Insurance				917,000	896,646	872,602

Leisure, Amusement, Entertainment — 2.9%*:
AMC Entertainment Holdings, Inc.	6.38		11/15/2024	1,300,000	1,688,746	1,644,505
CPUK Finance Ltd.+	4.88		2/28/2025	500,000	651,333	640,107
Lions Gate Capital Holdings LLC^	6.38		2/1/2024	480,000	480,000	502,800
Perform Group Financing PLC+	8.50		11/15/2020	850,000	1,164,704	1,115,385
Thomas Cook Group PLC+	6.25		6/15/2022	800,000	938,843	698,267
Vue International Bidco PLC, 3M EURIBOR + 5.250%+	4.94	#	7/15/2020	200,000	224,927	222,836
Vue International Bidco PLC+	7.88		7/15/2020	775,000	1,003,529	1,006,623

Total Leisure, Amusement, Entertainment				4,905,000	6,152,082	5,830,523

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.5%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.^	9.00		2/15/2023	578,000	575,115	554,880
Novafives SAS+	5.00		6/15/2025	550,000	587,881	555,266

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic				1,128,000	1,162,996	1,110,146

Mining, Steel, Iron and Non-Precious Metals — 2.6%*:
First Quantum Minerals Ltd.+^	6.50		3/1/2024	1,606,000	1,553,387	1,503,617
First Quantum Minerals Ltd.+^	7.00		2/15/2021	268,000	269,594	272,523
First Quantum Minerals Ltd.+^	7.50		4/1/2025	859,000	825,603	822,493
Northwest Acquisitions ULC/Dominion Finco, Inc.+^	7.13		11/1/2022	1,500,000	1,530,581	1,320,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50		6/15/2025	608,000	600,580	615,600
Warrior Met Coal, Inc.^	8.00		11/1/2024	840,000	851,555	877,275

Total Mining, Steel, Iron and Non-Precious Metals				5,681,000	5,631,300	5,411,508

Oil and Gas — 4.4%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.	6.50		4/15/2021	500,000	479,694	490,000
Citgo Holding, Inc.^	10.75		2/15/2020	2,363,000	2,426,478	2,422,548
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63		6/15/2020	264,000	259,838	199,320
Hilcorp Energy I LP/Hilcorp Finance Co.^	6.25		11/1/2028	1,000,000	1,000,000	1,002,500
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25		10/15/2025	1,121,000	1,106,322	594,130
KCA Deutag UK Finance PLC+^	9.63		4/1/2023	250,000	250,000	209,062
KCA Deutag UK Finance PLC+^	9.88		4/1/2022	600,000	618,907	516,000
Kosmos Energy Ltd.^	7.88		8/1/2021	2,177,000	2,171,305	2,222,064
Laredo Petroleum, Inc.	5.63		1/15/2022	341,000	319,226	311,589
PBF Holding Co. LLC/PBF Finance Corp.	7.25		6/15/2025	1,022,000	1,055,851	1,049,083

Total Oil and Gas				9,638,000	9,687,621	9,016,296

Personal Transportation — 0.1%*:
Naviera Armas S.A., 3M EURIBOR + 6.500%+	6.50	#	7/31/2023	250,000	290,799	277,423

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Personal, Food and Miscellaneous — 0.4%*:
Ocado Group PLC+	4.00%		6/15/2024	600,000	$773,312	$792,007

Retail Stores — 1.3%*:
CBR Fashion Finance BV+	5.13		10/1/2022	650,000	711,541	689,610
House of Fraser Funding PLC, 3M GBP LIBOR + 5.750%+††	6.60	#	9/15/2020	150,000	214,541	4,884
Jewel UK Bondco PLC+	8.50		4/15/2023	300,000	427,350	393,455
Maxeda DIY Holding B.V.+	6.13		7/15/2022	400,000	474,769	438,604
Takko Luxembourg 2 SCA+	5.38	#	11/15/2023	550,000	614,096	489,058
Travelex Financing PLC+	8.00		5/15/2022	500,000	568,237	537,324

Total Retail Stores				2,550,000	3,010,534	2,552,935

Telecommunications — 3.4%*:
Altice Finco S.A.+	9.00		6/15/2023	500,000	595,077	584,712
CommScope Finance LLC^	5.50		3/1/2024	290,000	290,000	296,609
CSC Holdings LLC^	7.50		4/1/2028	386,000	386,000	413,618
Sprint Capital Corp.	6.88		11/15/2028	1,250,000	1,225,216	1,201,563
Sprint Corp.	7.63		3/1/2026	1,250,000	1,291,516	1,266,875
TDC A/S+	6.88		2/23/2023	600,000	851,487	881,889
Telecom Italia SpA/Milano+	3.63		5/25/2026	1,250,000	1,485,821	1,444,646
Wind Tre SpA, 3M EURIBOR + 2.750%+	2.75	#	1/20/2024	350,000	368,511	372,589
Wind Tre SpA+	3.13		1/20/2025	400,000	447,415	422,945

Total Telecommunications				6,276,000	6,941,043	6,885,446

Utilities — 1.6%*:
Nordex SE+	6.50		2/1/2023	750,000	853,676	836,433
Techem Verwaltungsgesellschaft 674 mbH+	6.00		7/30/2026	1,350,000	1,548,640	1,566,681
Viridian Group Finance Co. PLC/Viridian Power & Energy+	4.75		9/15/2024	600,000	799,695	762,324

Total Utilities				2,700,000	3,202,011	3,165,438

Total Corporate Bonds				85,694,672	94,077,181	89,284,959

Total Fixed Income				189,053,124	198,252,725	188,215,949

	COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 0.1%*:
Put Options Purchased — 0.1%*:
Euro Stoxx 50 Index+	Morgan Stanley & Co	$3,000.00	6/21/2019	359	12,032,639	299,374	(200,308)	99,066
S&P 500 Index	Morgan Stanley & Co.	2,500.00	6/21/2019	11	3,096,984	35,442	(22,682)	12,760
S&P 500 Index	Morgan Stanley & Co.	2,500.00	9/20/2019	11	3,096,984	62,172	(23,232)	38,940

Total Put Options				381	18,226,607	396,988	(246,222)	150,766

Total Investments					228,376,612	200,446,593		190,125,088

Other assets and liabilities — 7.0%*								14,246,643

Net Assets — 100.0%								$204,371,731

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	61.0%
United Kingdom	13.2%
Germany	6.5%
Netherlands	4.3%
Ireland	2.2%
France	2.0%
Italy	1.9%
Sweden	1.8%
Canada	1.7%
Ghana	1.2%
Other (Individually less than 1%)	4.2%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

§

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2019. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2019.

A summary of outstanding derivatives at March 31, 2019 is as follows:

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/11/19	Bank of America N.A.	EUR	39,643,006	$44,503,616	$44,602,346	$98,730
4/11/19	JPMorgan Chase Bank N.A.	GBP	16,047,096	20,910,168	21,094,216	184,048
4/11/19	Citibank N.A.	GBP	238,023	310,156	309,922	(234)

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$282,544

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 97.2%*:
Asset-Backed Securities — 41.8%*:
CDO/CLO — 3.9%*:
AIMCO CLO 2014-AA AR, 3M USD LIBOR + 1.100%^	3.86	#%	7/20/2026	969,119	$969,119	$969,095
ALM VII Ltd. 2012-7A A1R, 3M USD LIBOR + 1.480%^	4.27	#	10/15/2028	390,000	390,000	390,015
Ares XXXIV CLO Ltd., 3M USD LIBOR + 1.500%^	4.25	#	7/29/2026	1,500,000	1,498,503	1,498,500
Avant Loans Funding Trust 2019-A^	3.48		7/15/2022	2,700,000	2,699,831	2,699,829
Bain Capital Credit CLO 2017-1, 3M USD LIBOR + 1.250%^	4.01	#	7/20/2030	900,000	896,677	899,982
Denali Capital CLO Ltd. 2013 1A A1LR, 3M USD LIBOR + 1.050%^	3.81	#	10/26/2027	2,420,000	2,420,000	2,408,413
FCI Funding 2019-1 LLC^¤	3.63		2/18/2031	1,024,000	1,023,825	1,023,825
Galaxy XX CLO Ltd., 3M USD LIBOR + 1.000%^	3.76	#	4/20/2031	1,200,000	1,200,000	1,180,770
Hertz Vehicle Financing LLC 2018-3^	4.37		7/25/2024	620,000	621,377	635,209
LCM Ltd. Partnership 07/27, 3M USD LIBOR + 1.750%¤	4.35		7/15/2027	2,000,000	2,000,000	2,000,000
LCM XXIII Ltd. 23A A1, 3M USD LIBOR + 1.400%^	4.16	#	10/20/2029	610,000	610,000	610,885
Madison Park Funding XXII Ltd. 2016-22A A, 3M USD LIBOR + 1.480%^	4.25	#	10/25/2029	350,000	350,000	351,003
Madison Park Funding XXVI Ltd., 3M USD LIBOR + 1.200%^	3.95	#	7/29/2030	2,000,000	1,997,013	1,992,552
Neuberger Berman CLO XX Ltd. 2015-20A BR, 3M USD LIBOR + 1.250%^	4.04	#	1/15/2028	2,000,000	2,000,000	1,970,672
OCP CLO Ltd. 2015-8A A2AR, 3M USD LIBOR + 1.450%^	4.22	#	4/17/2027	900,000	900,000	891,088
OHA Loan Funding Ltd. 2015-1A AR, 3M USD LIBOR + 1.410%^	4.09	#	8/15/2029	840,000	840,000	841,640
Race Point VIII CLO Ltd. 2013-8A AR, 3M USD LIBOR + 1.340%^	3.98	#	2/20/2030	1,320,000	1,320,000	1,318,894
ROHA Loan Funding Ltd. 2012-1 B, 3M USD LIBOR + 1.850%^	4.62	#	1/23/2027	1,000,000	1,000,000	999,973
RR 3 Ltd. Series 2018-3 A A1R2, 3M USD LIBOR + 1.090%^	3.88	#	1/15/2030	570,000	570,000	564,493
TCI-Symphony CLO Ltd. 2016-1A A, 3M USD LIBOR + 1.480%^	4.28	#	10/13/2029	320,000	320,000	320,821
Treman Park CLO Ltd. 2015-1A ARR, 3M USD LIBOR + 1.070%^	3.83	#	10/20/2028	1,170,000	1,170,000	1,171,169
VMC Finance 2018-FL1 LLC, 1M USD LIBOR + 0.820%^	3.30	#	3/15/2035	623,482	623,481	624,923

Total CDO/CLO				25,426,601	25,419,826	25,363,751

Other Asset-Backed Securities — 37.9%*:
321 Henderson Receivables II LLC 2006-3A A1, 1M USD LIBOR + 0.200%^	2.68	#	9/15/2041	120,081	116,733	114,961
AASET 2017-1 Trust^	3.97		5/16/2042	1,296,794	1,289,225	1,293,632
AASET US Ltd. 2018-2 A^	4.45		11/16/2038	1,871,666	1,883,787	1,896,299
Access Group, Inc. 2015-1 A, 1M USD LIBOR + 0.700%^	3.19	#	7/25/2056	109,575	107,231	106,564
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%^	3.99	#	7/25/2058	100,000	86,650	93,497
AccessLex Institute 2002-A A2, 28 Day ARS	1.96	#	9/25/2037	800,000	765,324	794,865

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
AccessLex Institute 2004-A A3, 28 day ARS	1.70	#%	7/1/2039	1,350,000	$1,326,165	$1,332,034
Accredited Mortgage Loan Trust 2004-04 A2D, 1M USD LIBOR + 0.700%	3.19	#	1/25/2035	477,972	469,151	476,285
Adams Outdoor Advertising LP^	4.81		11/15/2048	1,154,464	1,169,552	1,204,946
American Credit Acceptance Receivables Trust 2017-4 C^	2.94		1/10/2024	1,790,000	1,789,948	1,786,378
American Credit Acceptance Receivables Trust 2019-1^	3.50		4/14/2025	2,650,000	2,649,516	2,664,901
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	77,400	77,400	79,079
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2004-W10 M1, 1M USD LIBOR + 0.900%	3.39	#	10/25/2034	239,633	219,134	239,070
ARI Fleet Lease Trust 2016-A A3^	2.11		7/15/2024	142,266	142,248	141,961
Ascentium Equipment Receivables Trust 2018-2 B^	3.76		5/10/2024	1,418,000	1,417,976	1,443,763
Ascentium Equipment Receivables Trust 2018-2 B^	5.18		7/10/2026	2,723,000	2,733,335	2,776,844
Avant Loans Funding Trust 2018-A^	3.09		6/15/2021	210,904	210,900	210,743
Avis Budget Rental Car Funding AESOP LLC^	3.70		3/20/2023	344,000	343,987	346,857
Avis Budget Rental Car Funding AESOP LLC^	4.53		3/20/2023	738,000	739,242	746,700
BlueVirgo Trust 2015-1A^	3.00		12/15/2022	33,191	33,109	33,191
BRE Grand Islander Timeshare Issuer LLC 2017-1A A^	2.94		5/25/2029	196,461	196,418	195,256
BRE Grand Islander Timeshare Issuer LLC 2017-1A B^	3.24		5/25/2029	161,791	161,771	159,590
CAL Funding III Ltd.^	4.34		9/25/2043	551,000	550,939	569,805
Canadian Pacer Auto Receivables Trust 2018-2+^	3.63		1/19/2024	470,000	469,979	480,425
Capital Automotive LLC 2017-1A A1^	3.87		4/15/2047	304,058	303,973	305,894
Castlelake Aircraft Securitization Trust 2018-1^	4.13		6/15/2043	2,298,385	2,299,604	2,301,434
Cazenovia Creek Funding I LLC 2015-1A A^	2.00		12/10/2023	11,761	11,681	11,717
Centex Home Equity Loan Trust 2006-A AV4, 1M USD LIBOR + 0.250%	2.74	#	6/25/2036	89,604	87,632	89,149
Chase Education Loan Trust, 3M USD LIBOR + 0.220%	2.82	#	6/28/2040	721,148	681,808	684,457
CLI Funding V LLC 2013-1A^	2.83		3/18/2028	1,955,000	1,919,172	1,932,253
CLI Funding V LLC 2013-2A^	3.22		6/18/2028	872,910	864,257	867,437
CLI Funding V LLC 2014-1A A^	3.29		6/18/2029	669,522	666,406	666,012
CLI Funding VI LLC 2017-1A A^	3.62		5/18/2042	1,605,144	1,608,367	1,598,975
College Ave Student Loans LLC 2018-A, 1M USD LIBOR + 1.200%^	3.69	#	12/26/2047	1,051,400	1,051,400	1,043,417
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	3.28	#	1/15/2037	161,036	142,943	149,877
Commonbond Student Loan Trust 2016-B A1^	2.73		10/25/2040	1,220,777	1,225,555	1,209,919
Commonbond Student Loan Trust 2017-A-GS^	3.47		5/25/2041	1,592,597	1,570,435	1,585,604

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Commonbond Student Loan Trust 2017-A-GS^	5.28%		5/25/2041	212,411	$212,386	$220,594
Commonbond Student Loan Trust 2018-A-GS^	3.82		2/25/2044	440,000	439,903	442,032
Commonbond Student Loan Trust 2018-BGS^	4.12		9/25/2045	430,000	429,944	433,439
Commonbond Student Loan Trust 2018-C-GS^	4.35		2/25/2046	439,000	438,958	442,397
CPS Auto Receivables Trust 2016-C B^	2.48		9/15/2020	6,148	6,147	6,146
CPS Auto Receivables Trust 2018-A^	2.16		5/17/2021	119,326	119,324	119,132
CPS Auto Receivables Trust 2019-A^	3.18		6/15/2022	920,115	920,077	921,614
CPS Auto Trust^	3.43		7/15/2022	440,000	439,960	441,269
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	39,027	37,412	37,242
DB Master Finance LLC^	3.79		5/20/2049	947,000	947,000	949,557
DB Master Finance LLC^	4.02		5/20/2049	1,119,000	1,119,000	1,124,036
DB Master Finance LLC^	4.03		11/20/2047	987,500	954,745	990,254
DB Master Finance LLC 2015-1A A2II^	3.98		2/20/2045	1,152,000	1,160,239	1,148,656
Diamond Resorts Owner Trust 2015-2 A^	2.99		5/22/2028	364,467	358,618	364,335
Diamond Resorts Owner Trust 2015-2 B^	3.54		5/22/2028	18,193	18,192	18,185
Diamond Resorts Owner Trust 2016-1 A^	3.08		11/20/2028	356,549	356,549	356,388
Diamond Resorts Owner Trust 2018-1^	3.70		1/21/2031	541,907	541,902	550,409
Domino’s Pizza Master Issuer LLC^	4.12		7/25/2048	655,050	655,050	669,188
Domino’s Pizza Master Issuer LLC 2017-1 A^	3.08		7/25/2047	3,152,000	3,085,888	3,116,554
DRB Prime Student Loan Trust 2015-A A2^	3.06		7/25/2031	42,198	41,732	42,354
DRB Prime Student Loan Trust 2015-B A3^	2.54		4/27/2026	7,628	7,627	7,615
DRB Prime Student Loan Trust 2015-D A1, 1M USD LIBOR + 1.700%^	4.19	#	1/25/2040	104,420	103,128	105,796
DRB Prime Student Loan Trust 2015-D A2^	3.20		1/25/2040	521,353	520,840	522,966
DRB Prime Student Loan Trust 2016-A A1, 1M USD LIBOR + 2.000%^	4.49	#	4/25/2040	425,935	435,547	434,541
DRB Prime Student Loan Trust 2016-R A1, 1M USD LIBOR + 1.900%^	4.39	#	10/25/2044	671,881	671,881	676,600
DRB Prime Student Loan Trust 2016-R A2^¤	3.07		10/25/2044	1,946,139	1,942,651	1,942,712
Drive Auto Receivables Trust	3.66		11/15/2024	450,000	449,927	453,312
Drive Auto Receivables Trust 2017-1 C	2.84		4/15/2022	276,685	276,660	276,558
Drive Auto Receivables Trust 2017-2 C	2.75		9/15/2023	167,653	167,647	167,590
Drive Auto Receivables Trust 2018-2	3.22		4/15/2022	380,000	379,960	380,097
Drive Auto Receivables Trust 2018-5 A2B, 1M USD LIBOR + 0.320%	2.80	#	7/15/2021	1,009,142	1,008,265	1,008,513
Drive Auto Receivables Trust 2019-1	3.78		4/15/2025	2,625,000	2,624,813	2,664,925
Drug Royalty 2012-1 A1, 3M USD LIBOR + 5.250%^	7.32	#	7/15/2024	5,359	5,449	5,362
DT Auto Owner Trust 2018-1^	2.59		5/17/2021	456,041	456,036	455,847
DT Auto Owner Trust 2018-1^	3.04		1/18/2022	570,000	569,964	570,246
DT Auto Owner Trust 2019-1^	3.61		11/15/2024	1,460,000	1,459,850	1,470,317
Earnest Student Loan Program 2017-A LLC^	3.59		1/25/2041	894,533	889,144	901,598
Earnest Student Loan Program LLC 2016-C A2^	2.68		7/25/2035	227,120	225,923	225,155

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Earnest Student Loan Program LLC 2016-D A2^	2.72%		1/25/2041	245,893	$245,822	$245,269
ECMC Group Student Loan Trust 2016-1A A, 1M USD LIBOR + 1.350%^	3.84	#	7/26/2066	407,430	407,430	411,254
ECMC Group Student Loan Trust 2017-1A A, 1M USD LIBOR + 1.200%^	3.69	#	12/27/2066	1,162,716	1,162,716	1,164,166
ECMC Group Student Loan Trust 2018-1, 1M USD LIBOR + 0.750%^	3.24	#	2/27/2068	1,384,039	1,384,039	1,370,619
ECMC Group Student Loan Trust 2018-2, 1M USD LIBOR + 0.800%^	3.29	#	9/25/2068	1,055,118	1,053,766	1,046,119
EdLinc Student Loan Funding Trust 2017-A A, Prime - 1.150%^	4.35	#	12/1/2047	1,507,765	1,497,522	1,507,936
Education Loan Asset-Backed Trust I 2013-1 A1, 1M USD LIBOR + 0.800%^	3.29	#	6/25/2026	264,926	262,287	265,237
Educational Funding of the South, Inc., 3M USD LIBOR + 0.650%	3.42	#	4/25/2035	1,392,929	1,384,695	1,385,863
Elara HGV Timeshare Issuer 2016-A LLC^	3.22		4/25/2028	423,215	417,410	419,097
Elara HGV Timeshare Issuer LLC 2014-A B^	3.02	#**	2/25/2027	17,007	16,891	16,834
Elara HGV Timeshare Issuer LLC 2016-A A^	2.73		4/25/2028	1,172,304	1,151,674	1,156,859
Elara HGV Timeshare Issuer LLC 2017-A A^	2.69		3/25/2030	339,909	339,881	336,631
ELFI Graduate Loan Program LLC 2018-A, 1M USD LIBOR + 0.750%^	3.24	#	8/25/2042	1,924,775	1,923,446	1,922,408
ELFI Graduate Loan Program LLC 2018-A^	4.00		8/25/2042	460,000	451,158	463,236
Entergy New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	119,719	119,698	118,759
Enterprise Fleet Financing LLC 2017-1 A3^	2.60		7/20/2022	240,000	239,963	239,204
Exeter Automobile Receivables Trust 2015-2A C^	3.90		3/15/2021	459,068	462,274	460,170
Exeter Automobile Receivables Trust 2016-3A B^	2.84		8/16/2021	171,022	171,007	170,964
Exeter Automobile Receivables Trust 2017-1A B^	3.00		12/15/2021	375,128	375,080	375,197
Exeter Automobile Receivables Trust 2018-1^	2.75		4/15/2022	480,000	480,000	479,021
Exeter Automobile Receivables Trust 2018-3^	2.90		1/18/2022	660,281	660,246	660,148
Exeter Automobile Receivables Trust 2019-1A B^	3.45		2/15/2023	935,000	934,968	939,414
First Franklin Mortgage Loan Trust 2004-FFH4 M5, 1M USD LIBOR + 1.575%	4.06	#	1/25/2035	189,808	190,576	190,006
First Investors Auto Owner Trust 2016-2A B^	2.21		7/15/2022	520,000	519,984	516,088
First Investors Auto Owner Trust 2017-3A B^	2.72		4/17/2023	560,000	559,969	557,852
First Investors Auto Owner Trust 2018-1^	3.22		1/17/2023	540,000	539,960	542,370
Flagship Credit Auto Trust 2016-1 A^	2.77		12/15/2020	8,655	8,647	8,654

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Flagship Credit Auto Trust 2016-3 B^	2.43%		6/15/2021	234,281	$234,271	$234,042
Flagship Credit Auto Trust 2016-4 B^	2.41		10/15/2021	1,940,000	1,940,839	1,935,902
Flagship Credit Auto Trust 2016-4 C^	2.71		11/15/2022	410,000	409,986	408,489
Flagship Credit Auto Trust 2017-1 B^	2.83		3/15/2023	895,000	894,981	894,384
Flagship Credit Auto Trust 2017-4 C^	2.92		11/15/2023	1,140,000	1,139,172	1,131,375
Flagship Credit Auto Trust 2018-1^	3.13		1/17/2023	2,250,000	2,249,623	2,250,758
Flagship Credit Auto Trust 2018-2^	2.97		10/17/2022	598,799	598,799	599,585
Flagship Credit Auto Trust 2019-1^	3.60		2/18/2025	2,175,000	2,176,729	2,195,983
FRS I LLC 2013-1A A1^	1.80		4/15/2043	1,400	1,387	1,399
Global SC Finance II SRL 2014-1A A1+^	3.19		7/17/2029	165,333	165,303	163,887
GLS Auto Receivables Trust 2018-3 A^	3.35		8/15/2022	507,595	507,585	508,432
Goal Capital Funding Trust 2010-1 A, 3M USD LIBOR + 0.700%^	3.35	#	8/25/2048	148,954	143,161	149,797
Goal Structured Solution Trust 2015-1 B, 1M USD LIBOR + 1.500%^	3.99	#	9/25/2043	100,000	76,808	98,742
Goodgreen 2018-1^	3.93		10/15/2053	2,702,199	2,711,664	2,760,579
Goodgreen 2019-1^	3.86		10/15/2054	3,005,611	3,006,150	3,062,452
Goodgreen Trust 2016-1 A^	3.23		10/15/2052	918,222	907,391	915,653
Hero Funding 2017-3A A1^	3.19		9/20/2048	702,390	702,158	707,849
HERO FUNDING 2018-1^	4.67		9/20/2048	1,115,911	1,138,652	1,153,618
HERO Funding Trust 2015-1A A^	3.84		9/21/2040	641,882	653,157	676,318
HERO Funding Trust 2016-4A A1^	3.57		9/20/2047	280,357	280,249	282,423
HERO Funding Trust 2017-2A A1^	3.28		9/20/2048	105,036	105,023	103,649
HERO Funding Trust 2017-2A A2^	4.07		9/20/2048	82,528	84,524	83,946
Hertz Vehicle Financing II LP^	3.29		7/25/2022	1,000,000	987,082	992,559
Hertz Vehicle Financing II LP^	3.29		2/25/2024	2,830,000	2,774,519	2,815,648
Hertz Vehicle Financing II LP^	3.52		3/25/2021	900,000	896,434	898,527
Hertz Vehicle Financing II LP^	3.56		10/25/2021	2,300,000	2,282,878	2,294,419
Hertz Vehicle Financing II LP^	3.60		2/25/2024	1,320,000	1,319,609	1,312,438
Higher Education Funding I 2004-1 B1, 28 day ARS^	3.51	#	1/1/2044	950,000	833,071	902,651
Hilton Grand Vacations Trust 2013-A A^	2.28		1/25/2026	27,320	27,009	27,249
Hilton Grand Vacations Trust 2017-AA B^	2.96	#**	12/26/2028	228,550	228,541	226,269
Hilton Grand Vacations Trust 2018-A^	3.54		2/25/2032	366,144	366,135	370,847
Horizon Aircraft Finance I Ltd. 2018-1 A^	4.46		12/15/2038	490,385	490,374	499,720
KDAC Aviation Finance Ltd.^	4.21		12/15/2042	1,578,273	1,573,855	1,584,923
KREF Ltd. 2018-FL1 AS, 1M USD LIBOR + 1.350%^	3.83	#	6/15/2036	2,380,000	2,380,000	2,372,973
Laurel Road Prime Student Loan Trust 2017-B CFX^	3.61		8/25/2042	387,429	387,372	381,186
Laurel Road Prime Student Loan Trust 2017-C B^	2.95		11/25/2042	450,090	449,921	441,348
Lendmark Funding Trust 2017-1A^	2.83		12/22/2025	570,000	569,103	565,101
Lendmark Funding Trust 2017-2A A^	2.80		5/20/2026	680,000	679,946	675,718
Lendmark Funding Trust 2018-1^	3.81		12/21/2026	630,000	629,969	638,253
Mariner Finance Issuance Trust 2017-AA A^	3.62		2/20/2029	421,576	421,505	422,026
Mariner Finance Issuance Trust 2017-BA B^	2.92		12/20/2029	3,360,000	3,344,788	3,345,449
Mariner Finance Issuance Trust 2018-A^	4.20		11/20/2030	1,848,000	1,847,868	1,880,810
Marlette Funding Trust 2017-1A A^	2.83		3/15/2024	28,849	28,908	28,848
Marlette Funding Trust 2017-2A A^	2.39		7/15/2024	10,378	10,378	10,375

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Marlette Funding Trust 2017-3A A^	2.36%		12/15/2024	92,479	$92,475	$92,349
Marlette Funding Trust 2018-1^	2.61		3/15/2028	764,251	764,218	762,627
Marlette Funding Trust 2018-2^	3.06		7/17/2028	277,834	277,834	277,657
Marlette Funding Trust 2018-3^	3.20		9/15/2028	763,028	762,968	763,815
Marlette Funding Trust 2019-1^	3.44		4/16/2029	1,050,000	1,049,975	1,053,600
Mosaic Solar Loan Trust 2018-2-GS^	4.20		2/22/2044	589,946	589,852	597,720
Mosaic Solar Loans LLC 2017-1A A^	4.45		6/20/2042	87,264	87,240	88,822
Mosaic Solar Loans LLC 2017-2A D^	Zero Coupon		6/22/2043	580,992	521,376	536,610
MVW Owner Trust 2013-1A A^	2.15		4/22/2030	201,442	200,075	199,892
MVW Owner Trust 2015-1A A^	2.52		12/20/2032	25,639	25,637	25,387
MVW Owner Trust 2016-1A A^	2.25		12/20/2033	1,155,439	1,146,175	1,138,059
MVW Owner Trust 2017-1A A^	2.42		12/20/2034	75,455	75,444	74,653
Navient Private Education Loan Trust 2017-A, 1M USD LIBOR - 0.900%^	3.38	#	12/16/2058	1,125,000	1,125,000	1,124,998
Navient Private Education Loan Trust 2018-B, 1M USD LIBOR + 0.720%^	3.20	#	12/15/2059	320,000	320,000	318,490
Navient Private Education Refi Loan Trust 2019-A^	3.42		1/15/2043	595,000	594,737	604,149
Navient Student Loan Trust 2015-1 B, 1M USD LIBOR + 1.500%	3.99	#	7/25/2052	1,100,000	1,094,628	1,120,780
Navient Student Loan Trust 2015-2 A3, 1M USD LIBOR + 0.570%	3.06	#	11/26/2040	500,000	492,905	496,119
Navient Student Loan Trust 2016-5A A, 1M USD LIBOR + 1.250%^	3.74	#	6/25/2065	890,720	894,461	902,638
Navient Student Loan Trust 2016-6 A3, 1M USD LIBOR + 1.300%^	3.79	#	3/25/2066	550,000	550,000	565,632
Navient Student Loan Trust 2017-1A A3, 1M USD LIBOR + 1.150%^	3.64	#	7/26/2066	1,000,000	1,000,000	1,015,013
Navient Student Loan Trust 2017-5A A, 1M USD LIBOR + 0.800%^	3.29	#	7/26/2066	491,645	491,104	492,258
Navient Student Loan Trust 2018-1A A3, 1M USD LIBOR + 0.720%^	3.21	#	3/25/2067	1,600,000	1,600,000	1,582,454
Navient Student Loan Trust 2018-2, 1M USD LIBOR + 0.750%^	3.24	#	3/25/2067	1,360,000	1,360,000	1,353,225
Navient Student Loan Trust 2018-3, 1M USD LIBOR + 0.800%^	3.29	#	3/25/2067	1,600,000	1,600,000	1,580,591
Navient Student Loan Trust 2019-B, 1M USD LIBOR - 0.980%^	3.47	#	12/15/2059	3,000,000	3,000,000	3,001,026
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 1.050%^	3.54	#	9/25/2023	300,000	300,000	300,531
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 1.550%^	4.04	#	9/25/2023	520,000	520,000	520,584
Nelnet Private Education Loan Trust 2016-A A1A, 1M USD LIBOR + 1.750%^	4.24	#	12/26/2040	205,763	205,763	207,183
Nelnet Private Education Loan Trust 2016-A A1B^	3.60		12/26/2040	148,165	147,239	147,985
Nelnet Student Loan Trust 2005-1, 3M USD LIBOR + 0.110%	2.88	#	10/25/2033	385,233	382,963	380,831
Nelnet Student Loan Trust 2005-2, 3M USD LIBOR + 0.100%	2.71	#	3/23/2037	401,274	398,579	397,742

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Nelnet Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.200%	2.97	#%	1/25/2038	1,091,087	$1,025,482	$1,053,574
Nelnet Student Loan Trust 2006-3, 3M USD LIBOR + 0.250%	2.85	#	6/25/2041	1,881,182	1,756,017	1,756,041
Nelnet Student Loan Trust 2007-2, 28 day ARS^	2.46	#	6/25/2035	2,000,000	1,973,310	1,984,864
Nelnet Student Loan Trust 2012-4, 1M USD LIBOR + 1.000%^	3.49	#	7/26/2049	900,000	867,920	867,978
Nelnet Student Loan Trust 2014-6A A, 1M USD LIBOR + 0.650%^	3.14	#	11/25/2052	2,525,233	2,496,140	2,496,319
Nelnet Student Loan Trust 2018-1A, 1M USD LIBOR + 0.760%^	3.25	#	5/25/2066	1,390,000	1,390,000	1,376,687
Nelnet Student Loan Trust 2018-3, 1M USD LIBOR + 0.750%^	3.24	#	9/27/2066	1,300,000	1,300,000	1,295,584
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2^	2.58		10/15/2049	975,000	975,000	971,951
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1^	3.21		2/15/2051	1,080,000	1,067,771	1,082,919
NextGear Floorplan Master Owner Trust 2016-1A A1, 1M USD LIBOR + 1.700%^	4.18	#	4/15/2021	490,000	490,000	490,317
NextGear Floorplan Master Owner Trust 2016-2A A2^	2.19		9/15/2021	762,000	760,565	759,269
Northstar Education Finance, Inc. 2005-1 A5, 3M USD LIBOR + 0.750%	3.51	#	10/30/2045	853,923	836,221	848,458
NorthStar Student Loan Trust III 2016-1 A, 1M USD LIBOR + 1.250%^	3.74	#	5/27/2036	160,670	154,063	162,087
NovaStar Mortgage Funding Trust 2004-4 M5, 1M USD LIBOR + 1.725%	4.21	#	3/25/2035	361,765	361,683	361,614
NP Ferrum LLC 2015 1A A1+	5.05		3/19/2046	800,000	812,911	841,372
NP SPE II LLC 2017-1A A1^	3.37		10/21/2047	391,947	391,947	392,111
NRZ Advance Receivables Trust 2016-T4 AT4^	3.11		12/15/2050	900,000	900,000	900,755
OneMain Direct Auto Receivables Trust 2017-2A A^	2.31		12/14/2021	839,365	839,297	836,605
Orange Lake Timeshare Trust 2016-A A^	2.61		3/8/2029	1,196,100	1,172,896	1,193,027
Orange Lake Timeshare Trust 2016-A B^	2.91		3/8/2029	484,781	478,353	486,582
Oscar US Funding Trust II 2015 1A A4^	2.44		6/15/2022	127,453	125,370	127,274
OSCAR US Funding Trust IX LLC+^	3.63		9/10/2025	480,000	479,899	491,597
Oscar US Funding Trust VI LLC 2017-1A A3+^	2.82		6/10/2021	370,000	369,964	369,223
OSCAR US Funding Trust VIII LLC+^	2.91		4/12/2021	372,446	372,419	372,111
Oscar US Funding X LLC^	3.27		5/11/2026	2,240,000	2,239,621	2,239,621
Oxford Finance Funding LLC 2016-1A A^	3.97		6/17/2024	114,019	114,019	114,527
PHEAA Student Loan Trust 2016-2A A, 1M USD LIBOR + 0.950%^	3.44	#	11/25/2065	532,664	532,664	534,696
Popular ABS Mortgage Pass-Through Trust 2006-B A3, 1M USD LIBOR + 0.280%	2.77	#	5/25/2036	44,310	42,678	44,058
Santander Drive Auto Receivables Trust 2014-4 D	3.10		11/16/2020	231,262	232,347	231,280

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	430,000	$435,964	$434,241
SBA Tower Trust^	2.88		7/15/2046	880,000	875,720	871,938
SBA Tower Trust^	3.17		4/9/2047	630,000	630,839	626,708
SBA Tower Trust^	3.87		10/15/2049	1,300,000	1,305,064	1,323,555
SBA Tower Trust 2014-1A C^	2.90		10/15/2044	590,000	591,474	589,320
Securitized Equipment Receivables	3.76		10/11/2024	550,000	549,989	554,524
Securitized Equipment Receivables	4.20		10/11/2024	610,000	609,965	615,365
Sierra Receivables Funding Co LLC 2017-1A A^	2.91		3/20/2034	490,108	491,818	488,780
Sierra Timeshare 2014-3 Receivables Funding LLC^	2.80		10/20/2031	466,542	464,632	465,643
Sierra Timeshare 2015-1 Receivables Funding LLC^	3.05		3/22/2032	515,149	513,335	514,422
Sierra Timeshare 2015-2 Receivables Funding LLC^	2.43		6/20/2032	409,456	406,096	406,217
Sierra Timeshare 2016-2 Receivables Funding LLC^	2.78		7/20/2033	343,304	340,264	338,986
Sierra Timeshare 2018-2 Receivables Funding LLC^	3.94		6/20/2035	436,577	436,459	443,378
Sierra Timeshare 2019-1 Receivables Funding LLC^	4.75		1/20/2036	1,680,000	1,679,777	1,687,047
Sierra Timeshare Receivables Funding LLC 2014-3A A^	2.30		10/20/2031	128,299	127,625	127,764
Sierra Timeshare Receivables Funding LLC 2015 3A B^	3.08		9/20/2032	48,007	47,708	47,933
Sierra Timeshare Receivables Funding LLC 2015-1A A^	2.40		3/22/2032	94,015	92,997	93,264
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	789,666	786,247	780,167
Sierra Timeshare Receivables Funding LLC 2015-3A A^	2.58		9/20/2032	17,780	17,778	17,687
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	2.88	#	2/15/2045	679,168	611,871	640,674
SLC Student Loan Trust 2006-1, 3M USD LIBOR + 0.210%	2.82	#	3/15/2055	2,364,077	2,199,400	2,197,040
SLC Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.230%	2.84	#	12/15/2039	1,783,026	1,658,039	1,679,673
SLC Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.230%	3.00	#	1/25/2041	775,896	729,637	720,359
SLM Student Loan Trust 2003-11, 3M USD LIBOR + 0.650%	3.26	#	12/15/2038	1,001,792	951,927	954,940
SLM Student Loan Trust 2003-14, 3M USD LIBOR + 0.600%^	3.37	#	10/25/2065	4,450,000	4,434,914	4,414,269
SLM Student Loan Trust 2003-14 A6, 3M USD LIBOR + 0.300%	3.07	#	7/25/2025	36,655	35,586	36,492
SLM Student Loan Trust 2003-4 B, 3M USD LIBOR + 0.650%	3.26	#	6/15/2038	387,845	370,633	365,159
SLM Student Loan Trust 2004-1, 3M USD LIBOR + 0.500%	3.27	#	7/25/2039	557,710	529,971	530,533
SLM Student Loan Trust 2004-3A A6A, 3M USD LIBOR + 0.550%^	3.32	#	10/25/2064	1,550,000	1,522,474	1,540,633

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
SLM Student Loan Trust 2004-8, 3M USD LIBOR + 0.460%	3.23	#%	1/25/2040	1,167,422	$1,105,420	$1,108,068
SLM Student Loan Trust 2005-4 B, 3M USD LIBOR + 0.180%	2.95	#	7/25/2055	351,015	294,069	330,224
SLM Student Loan Trust 2005-5, 3M USD LIBOR + 0.250%	3.02	#	10/25/2040	1,497,080	1,403,200	1,406,162
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	3.06	#	1/25/2044	2,188,891	2,041,373	2,030,872
SLM Student Loan Trust 2005-7, 3M USD LIBOR + 0.750%	3.52	#	1/25/2040	1,400,000	1,395,355	1,388,844
SLM Student Loan Trust 2005-9, 3M USD LIBOR + 0.300%	3.07	#	1/25/2041	858,254	819,566	813,421
SLM Student Loan Trust 2005-9, 3M EURIBOR + 0.600%	3.37	#	1/25/2041	1,278,229	1,262,741	1,279,817
SLM Student Loan Trust 2006-10 A6, 3M USD LIBOR + 0.150%	2.92	#	3/25/2044	2,800,000	2,699,456	2,701,971
SLM Student Loan Trust 2006-10 B, 3M USD LIBOR + 0.220%	2.99	#	3/25/2044	1,273,614	1,202,765	1,203,463
SLM Student Loan Trust 2006-2	Zero Coupon		1/25/2041	395,600	1,621,960	1,621,960
SLM Student Loan Trust 2006-2, 3M USD LIBOR + 0.170%	2.94	#	1/25/2041	1,181,923	1,152,711	1,154,340
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	2.98	#	10/25/2040	586,099	521,087	548,352
SLM Student Loan Trust 2006-7 B, 3M USD LIBOR + 0.200%	2.97	#	1/27/2042	581,893	540,241	540,345
SLM Student Loan Trust 2006-8, 3M USD LIBOR + 0.230%	3.00	#	1/25/2041	955,910	890,475	891,052
SLM Student Loan Trust 2006-9 A5, 3M USD LIBOR + 0.100%	2.87	#	1/26/2026	55,034	53,872	54,975
SLM Student Loan Trust 2007-1 A6, 3M USD LIBOR + 0.140%	2.91	#	1/27/2042	200,000	192,238	191,417
SMB Private Education Loan Trust 2014-A^	4.00		9/15/2042	1,250,000	1,271,864	1,275,785
SMB Private Education Loan Trust 2014-A A2B, 1M USD LIBOR + 1.150%^	3.63	#	5/15/2026	417,655	420,158	420,501
SMB Private Education Loan Trust 2015-A A2B, 1M USD LIBOR + 1.000%^	3.48	#	6/15/2027	63,938	62,984	64,174
SMB Private Education Loan Trust 2015-A A3, 1M USD LIBOR + 1.500%^	3.98	#	2/17/2032	900,000	918,936	917,510
SMB Private Education Loan Trust 2015-C^	4.50		9/17/2046	1,710,000	1,754,740	1,798,575
SMB Private Education Loan Trust 2015-C A3, 1M USD LIBOR + 1.950%^	4.43	#	8/16/2032	700,000	728,852	719,777
SMB Private Education Loan Trust 2016-B A2B, 1M USD LIBOR + 1.450%^	3.93	#	2/17/2032	98,117	98,117	99,551
SMB Private Education Loan Trust 2016-C A2B, 1M USD LIBOR + 1.100%^	3.58	#	9/15/2034	243,982	243,982	245,756
SMB Private Education Loan Trust 2017-B A2B, 1M USD LIBOR + 0.750%^	3.23	#	10/15/2035	670,000	670,000	669,999
SMB Private Education Loan Trust 2018-B, 1M USD LIBOR + 0.720%^	3.20	#	1/15/2037	2,800,000	2,783,396	2,787,827
SMB Private Education Loan Trust 2018-C, 1M USD LIBOR + 0.75%^	3.23	#	11/15/2035	1,800,000	1,790,764	1,795,507
SMB Private Education Loan Trust 2019-A^	3.51		7/15/2036	1,715,000	1,715,000	1,714,999

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Sofi Consumer Loan Program 2018-3 Trust^	3.20%		8/25/2027	366,589	$366,589	$366,732
SoFi Consumer Loan Program LLC 2016-1A A^	3.26		8/25/2025	376,698	377,828	377,359
SoFi Consumer Loan Program LLC 2016-2A A^	3.09		10/27/2025	112,785	112,772	112,678
SoFi Consumer Loan Program LLC 2016-3 A^	3.05		12/26/2025	108,258	108,256	108,271
SoFi Consumer Loan Program LLC 2016-5 A^	3.06		9/25/2028	647,555	645,730	647,362
SoFi Consumer Loan Program LLC 2017-2 A^	3.28		2/25/2026	296,647	296,255	297,426
SoFi Consumer Loan Program LLC 2017-3 A^	2.77		5/25/2026	470,512	470,512	469,729
SoFi Consumer Loan Program Trust 2015-1 A^	3.28		9/15/2023	94,032	94,070	94,056
Sofi Professional Loan Program 2018-A LLC^¤	Zero Coupon		2/25/2042	1,372,500	1,001,959	985,730
Sofi Professional Loan Program 2018-B Trust^¤	Zero Coupon		8/26/2047	1,265,700	698,407	720,862
Sofi Professional Loan Program 2018-D Trust^¤	Zero Coupon		2/25/2048	1,887,200	662,734	650,140
Sofi Professional Loan Program 2019-A LLC^¤	Zero Coupon		6/15/2048	3,522,900	1,036,120	1,027,203
Sofi Professional Loan Program 2019-A LLC^	3.69		6/15/2048	950,000	949,878	977,656
Sofi Professional Loan Program 2019-A LLC^	4.11		6/15/2048	870,000	876,657	906,111
SoFi Professional Loan Program LLC 2015-A RC^¤	7.63		3/25/2033	300	844,125	262,500
SoFi Professional Loan Program LLC 2015-C A2^	2.51		8/25/2033	27,431	27,306	27,010
SoFi Professional Loan Program LLC 2016 A A1, 1M USD LIBOR + 1.750%^	4.24	#	8/25/2036	88,775	88,037	90,172
SoFi Professional Loan Program LLC 2016-B A1, 1M USD LIBOR + 1.200%^	3.69	#	6/25/2033	315,342	318,748	318,088
SoFi Professional Loan Program LLC 2016-D A1, 1M USD LIBOR + 0.950%^	3.44	#	1/25/2039	64,397	64,397	64,447
SoFi Professional Loan Program LLC 2017-D R1^	Zero Coupon		9/25/2040	1,233,700	727,677	799,487
SpringCastle America Funding LLC 2016-AA A^	3.05		4/25/2029	315,694	315,684	315,288
Springleaf Funding Trust 2016-AA A^	2.90		11/15/2029	1,178,206	1,178,052	1,176,499
Store Master Funding I-VII A3^	4.40		10/20/2048	1,896,042	1,915,819	1,953,033
Taco Bell Funding LLC 2016-1A A23^	4.97		5/25/2046	736,875	760,413	761,140
Taco Bell Funding LLC 2018-1A A2I^	4.32		11/25/2048	2,124,675	2,124,675	2,182,352
TAL Advantage LLC 2017-1A A^	4.50		4/20/2042	581,768	588,506	597,619
TAL Advantage V LLC^	3.33		5/20/2039	1,329,202	1,320,627	1,327,545
Tesla Auto Lease Trust 2018-A^	2.32		12/20/2019	188,986	188,986	188,741
Tesla Auto Lease Trust 2018-A^	2.75		2/20/2020	275,000	274,990	274,626

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Tesla Auto Lease Trust 2018-B A^	3.71%		8/20/2021	475,860	$475,829	$480,970
Textainer Marine Containers VII Ltd.+^	4.11		7/20/2043	714,000	705,686	722,641
TLF National Tax Lien Trust 2017-1^	3.09		12/15/2029	2,583,556	2,568,878	2,564,836
TPG Real Estate Finance 2018-FL-1 Issuer Ltd., 1M USD LIBOR + 0.750%^	3.23	#	2/15/2035	626,307	625,331	623,954
Trafigura Securitisation Finance PLC 2017-1, 1M USD LIBOR + 1.700%+^	4.18	#	12/15/2020	900,000	901,800	900,759
Trafigura Securitisation Finance plc 2018-1, 1M USD LIBOR + 0.730%+^	3.21	#	3/15/2022	1,170,000	1,170,000	1,171,155
Trafigura Securitisation Finance plc 2018-1+^	4.29		3/15/2022	1,800,000	1,799,897	1,828,717
Trinity Rail Leasing LP^	3.82		6/17/2048	924,814	924,478	947,861
TRIP Rail Master Funding LLC 2011-1A A2^	6.02		7/15/2041	1,248,118	1,330,188	1,312,491
TRIP Rail Master Funding LLC 2017-1A A1^	2.71		8/15/2047	173,223	173,221	171,920
Upstart Securitization Trust 2019-1 A	3.45		4/20/2026	1,087,000	1,086,960	1,087,328
VSE 2018-A Voi Mortgage LLC^	4.02		2/20/2036	405,702	405,651	409,753
VSE VOI Mortgage LLC 2016-A A^	2.54		7/20/2033	361,617	361,584	357,667
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	3.07	#	10/25/2040	650,029	597,574	599,863
Welk Resorts LLC 2017-AA B^	3.41		6/15/2033	272,854	272,812	269,023
Westgate Resorts LLC 2015-2A A^	3.20		7/20/2028	83,059	82,974	82,934
Westgate Resorts LLC 2017-1A A^	3.05		12/20/2030	300,028	300,028	298,446
Westgate Resorts LLC 2018-1^	3.38		12/20/2031	617,842	616,816	619,419
Willis Engine Structured Trust IV^	4.75		9/15/2043	469,175	469,153	478,941
Wingstop Funding 2018-1 LLC^	4.97		12/5/2048	1,100,000	1,115,896	1,145,759

Total Other Asset-Backed Securities				254,501,976	249,232,572	250,115,471

Total Asset-Backed Securities				279,928,577	274,652,398	275,479,222

Corporate Bonds — 36.5%*:
Advertising — 0.1%*:
Interpublic Group of Cos., Inc. (The)	3.75		10/1/2021	820,000	822,970	834,251

Aerospace/Defense — 0.3%*:
Harris Corp.	2.70		4/27/2020	2,288,000	2,284,388	2,279,432

Agriculture — 1.4%*:
Bunge Ltd. Finance Corp.	3.00		9/25/2022	1,840,000	1,817,548	1,830,903
Bunge Ltd. Finance Corp.	3.50		11/24/2020	1,520,000	1,534,358	1,527,346
Imperial Brands Finance PLC+^	2.95		7/21/2020	3,347,000	3,348,610	3,336,773
Reynolds American, Inc.	4.00		6/12/2022	2,170,000	2,183,343	2,216,294

Total Agriculture				8,877,000	8,883,859	8,911,316

Auto Manufacturers — 1.0%*:
Ford Motor Credit Co. LLC, 3M USD LIBOR + 0.810%	3.61	#	4/5/2021	1,135,000	1,135,000	1,108,152
Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	3.92	#	2/15/2023	985,000	985,000	931,621
Ford Motor Credit Co. LLC	5.09		1/7/2021	350,000	350,448	356,342
General Motors Financial Co., Inc.	3.25		1/5/2023	3,440,000	3,365,950	3,372,851
Nissan Motor Acceptance Corp.^+	1.90		9/14/2021	670,000	667,228	646,408

Total Auto Manufacturers				6,580,000	6,503,626	6,415,374

Auto Parts&Equipment — 0.3%*:
Lear Corp.	5.25		1/15/2025	300,000	318,836	311,978

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Auto Parts&Equipment (continued):
Lear Corp.	5.38%		3/15/2024	1,660,000	$1,749,958	$1,705,935

Total Auto Parts&Equipment				1,960,000	2,068,794	2,017,913

Beverages — 1.2%*:
Anheuser-Busch InBev Worldwide, Inc.+	3.50		1/12/2024	3,860,000	3,820,975	3,927,454
Maple Escrow Subsidiary, Inc.^	4.06		5/25/2023	2,205,000	2,215,591	2,268,343
Molson Coors Brewing Co.	2.10		7/15/2021	325,000	323,618	318,844
Molson Coors Brewing Co.	3.50		5/1/2022	1,089,000	1,080,439	1,102,984

Total Beverages				7,479,000	7,440,623	7,617,625

Biotechnology — 0.1%*:
Celgene Corp.	4.00		8/15/2023	569,000	578,744	589,420

Chemicals — 2.0%*:
CF Industries, Inc.	7.13		5/1/2020	151,000	157,763	157,606
DowDuPont, Inc.	4.21		11/15/2023	1,745,000	1,807,559	1,824,801
Huntsman International LLC	5.13		11/15/2022	3,780,000	3,872,391	3,945,375
Incitec Pivot Finance LLC^+	6.00		12/10/2019	1,443,000	1,474,580	1,469,965
RPM International, Inc.	3.45		11/15/2022	880,000	886,765	880,444
RPM International, Inc.	6.13		10/15/2019	1,205,000	1,227,946	1,224,941
Sherwin-Williams Co. (The)	2.75		6/1/2022	1,845,000	1,836,282	1,833,822
Syngenta Finance NV+^	3.70		4/24/2020	1,390,000	1,387,094	1,394,949
Syngenta Finance NV^+	3.93		4/23/2021	500,000	501,723	502,325

Total Chemicals				12,939,000	13,152,103	13,234,228

Commercial Banks — 7.1%*:
Banco Santander SA+	3.50		4/11/2022	2,400,000	2,410,007	2,422,788
Bank of America Corp.	2.82	#**	7/21/2023	8,245,000	8,136,992	8,190,138
Barclays PLC, 3M USD LIBOR + 1.380%+	4.06	#	5/16/2024	1,235,000	1,227,673	1,198,669
Citigroup, Inc.	3.14	#**	1/24/2023	3,940,000	3,914,775	3,953,609
Discover Bank	3.35		2/6/2023	1,917,000	1,911,065	1,927,360
Discover Bank	4.20		8/8/2023	1,435,000	1,465,367	1,491,902
First Horizon National Corp.	3.50		12/15/2020	2,170,000	2,178,581	2,181,273
Goldman Sachs Group, Inc. (The)	3.20		2/23/2023	8,195,000	8,085,528	8,208,434
JPMorgan Chase & Co.	4.50		1/24/2022	3,245,000	3,375,788	3,394,415
Macquarie Bank Ltd.+^	2.85		1/15/2021	130,000	131,803	129,983
Mitsubishi UFJ Financial Group, Inc.+	2.67		7/25/2022	3,295,000	3,232,427	3,267,206
Morgan Stanley MTN	3.75		2/25/2023	4,200,000	4,276,999	4,307,892
Sumitomo Mitsui Financial Group, Inc.+	2.06		7/14/2021	682,000	678,585	670,210
Sumitomo Mitsui Financial Group, Inc.+	2.85		1/11/2022	580,000	583,234	580,504
Sumitomo Mitsui Financial Group, Inc.+	3.75		7/19/2023	900,000	910,936	924,701
SVB Financial Group	5.38		9/15/2020	200,000	207,257	206,954
Synchrony Bank	3.00		6/15/2022	3,730,000	3,605,480	3,680,832

Total Commercial Banks				46,499,000	46,332,497	46,736,870

Construction Materials — 0.9%*:
Holcim US Finance Sarl & Cie SCS+^	6.00		12/30/2019	1,990,000	2,040,492	2,028,830
Martin Marietta Materials, Inc., 3M USD LIBOR + 0.500%	3.13	#	12/20/2019	445,000	445,000	444,525
Martin Marietta Materials, Inc., 3M USD LIBOR + 0.650%	3.31	#	5/22/2020	530,000	530,000	529,889
Masco Corp.	3.50		4/1/2021	590,000	593,587	594,013
Masco Corp.	7.13		3/15/2020	124,000	129,428	128,846

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Construction Materials (continued):
Standard Industries, Inc.^	5.50%		2/15/2023	2,060,000	$2,099,906	$2,096,050

Total Construction Materials				5,739,000	5,838,413	5,822,153

Diversified Financial Services — 2.3%*:
AerCap Ireland Capital DAC/AerCap Global Aviation Trust+	3.50		5/26/2022	500,000	500,160	500,114
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust+	3.95		2/1/2022	3,030,000	3,042,829	3,069,106
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust+	4.50		5/15/2021	300,000	310,386	306,485
Aircastle Ltd.	5.00		4/1/2023	3,221,000	3,362,423	3,347,399
Ameriprise Financial, Inc.	3.00		3/22/2022	495,000	493,690	497,844
Ameriprise Financial, Inc.	3.70		10/15/2024	450,000	455,958	465,167
Ameriprise Financial, Inc.	4.00		10/15/2023	294,000	303,418	307,954
Antares Holdings LP^	6.00		8/15/2023	1,260,000	1,259,943	1,238,599
Athene Global Funding^	4.00		1/25/2022	3,883,000	3,930,767	3,979,500
Genpact Luxembourg Sarl+	3.70		4/1/2022	1,575,000	1,577,679	1,555,598

Total Diversified Financial Services				15,008,000	15,237,253	15,267,766

Electric — 0.9%*:
Ameren Corp.	2.70		11/15/2020	760,000	764,489	756,599
EDP Finance BV+^	4.13		1/15/2020	981,000	992,325	985,160
Enel Finance International NV+^	2.88		5/25/2022	1,050,000	1,047,963	1,032,118
Entergy Corp.	4.00		7/15/2022	750,000	772,023	770,550
Entergy Texas, Inc.	2.55		6/1/2021	460,000	459,942	454,094
Puget Energy, Inc.	6.00		9/1/2021	1,275,000	1,359,020	1,355,058
Puget Energy, Inc.	6.50		12/15/2020	321,000	341,569	338,641

Total Electric				5,597,000	5,737,331	5,692,220

Electronics — 0.1%*:
FLIR Systems, Inc.	3.13		6/15/2021	480,000	485,182	478,437
Tech Data Corp.	3.70		2/15/2022	260,000	259,766	261,704

Total Electronics				740,000	744,948	740,141

Food — 0.3%*:
McCormick & Co., Inc.	2.70		8/15/2022	1,980,000	1,924,954	1,969,029

Healthcare-Products — 0.7%*:
Becton Dickinson and Co., 3M USD LIBOR + 0.875%	3.48	#	12/29/2020	1,826,000	1,825,009	1,826,168
CVS Health Corp.	2.13		6/1/2021	1,815,000	1,804,586	1,784,014
CVS Health Corp.	3.70		3/9/2023	1,170,000	1,164,184	1,188,814

Total Healthcare-Products				4,811,000	4,793,779	4,798,996

Healthcare-Services — 0.1%*:
Cigna Corp.	4.00		2/15/2022	942,000	975,790	968,039

Home Builders — 0.4%*:
Lennar Corp.	4.50		6/15/2019	150,000	150,251	150,000
Lennar Corp.	4.50		11/15/2019	1,090,000	1,098,395	1,091,362
Lennar Corp.	4.75		4/1/2021	1,600,000	1,626,868	1,630,000

Total Home Builders				2,840,000	2,875,514	2,871,362

Household Products/Wares — 0.4%*:
Church & Dwight Co., Inc.	2.88		10/1/2022	2,390,000	2,347,795	2,393,037

Insurance — 1.9%*:
American International Group, Inc.	3.30		3/1/2021	459,000	464,994	461,872
AmTrust Financial Services, Inc.	6.13		8/15/2023	780,000	776,293	745,875

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Insurance (continued):
CNA Financial Corp.	5.75%	8/15/2021	1,191,000	$1,260,503	$1,266,403
Enstar Group Ltd.+	4.50	3/10/2022	1,720,000	1,731,973	1,751,437
Jackson National Life Global Funding^	2.50	6/27/2022	2,475,000	2,462,290	2,447,061
Lincoln National Corp.	4.00	9/1/2023	472,000	480,734	493,265
Lincoln National Corp.	4.20	3/15/2022	725,000	756,961	752,109
Lincoln National Corp.	6.25	2/15/2020	400,000	411,367	411,363
Reinsurance Group of America, Inc.	5.00	6/1/2021	1,429,000	1,492,212	1,487,119
Trinity Acquisition PLC+	3.50	9/15/2021	2,316,000	2,319,694	2,334,882
Willis Towers Watson PLC+	5.75	3/15/2021	370,000	386,483	387,418

Total Insurance			12,337,000	12,543,504	12,538,804

Investment Company Security — 0.5%*:
Ares Capital Corp.	3.88	1/15/2020	1,207,000	1,215,919	1,212,863
FS KKR Capital Corp.	4.00	7/15/2019	853,000	853,979	854,558
TCP Capital Corp.	4.13	8/11/2022	1,140,000	1,136,564	1,095,866

Total Investment Company Security			3,200,000	3,206,462	3,163,287

IT Services — 0.7%*:
Dell International LLC/EMC Corp.^	4.42	6/15/2021	1,920,000	1,951,261	1,969,843
Leidos Holdings, Inc.	4.45	12/1/2020	2,275,000	2,309,569	2,309,125

Total IT Services			4,195,000	4,260,830	4,278,968

Leisure Time — 0.4%*:
Brunswick Corp.^	4.63	5/15/2021	2,746,000	2,748,674	2,745,845

Lodging — 0.3%*:
Marriott International, Inc.	2.30	1/15/2022	300,000	299,362	294,873
Marriott International, Inc.	2.88	3/1/2021	1,345,000	1,355,984	1,342,734

Total Lodging			1,645,000	1,655,346	1,637,607

Machinery-Diversified — 1.0%*:
CNH Industrial Capital LLC	3.38	7/15/2019	945,000	946,500	946,181
CNH Industrial Capital LLC	3.88	10/15/2021	1,110,000	1,121,685	1,121,766
CNH Industrial NV+	4.50	8/15/2023	900,000	912,934	933,750
Wabtec Corp.	4.40	3/15/2024	3,325,000	3,303,544	3,380,265

Total Machinery-Diversified			6,280,000	6,284,663	6,381,962

Media — 0.9%*:
Charter Communications Operating LLC/Charter Communications Operating Capital	3.58	7/23/2020	1,130,000	1,138,805	1,138,214
Discovery Communications LLC	2.95	3/20/2023	1,445,000	1,414,748	1,431,270
Sirius XM Radio, Inc.^	3.88	8/1/2022	3,698,000	3,694,371	3,670,265

Total Media			6,273,000	6,247,924	6,239,749

Mining — 1.1%*:
Glencore Finance Canada Ltd.+^	4.25	10/25/2022	484,000	502,786	500,110
Glencore Funding LLC^+	3.00	10/27/2022	730,000	728,425	718,767
Glencore Funding LLC^+	4.13	5/30/2023	980,000	976,129	998,179
Kinross Gold Corp.	5.13	9/1/2021	990,000	1,030,739	1,019,700
Kinross Gold Corp.+	5.95	3/15/2024	2,170,000	2,237,156	2,321,900
Newcrest Finance Pty Ltd.+^	4.20	10/1/2022	1,645,000	1,692,879	1,674,101

Total Mining			6,999,000	7,168,114	7,232,757

Office/Business Equip — 0.2%*:
Pitney Bowes, Inc.	3.88	9/15/2020	350,000	345,471	349,563

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Office/Business Equip (continued):
Pitney Bowes, Inc.	3.88%		10/1/2021	1,065,000	$1,054,934	$1,051,474

Total Office/Business Equip				1,415,000	1,400,405	1,401,037

Oil and Gas — 0.6%*:
Antero Resources Corp.	5.38		11/1/2021	480,000	487,775	481,800
Continental Resources, Inc.	5.00		9/15/2022	1,438,000	1,450,926	1,448,248
EQT Corp.	3.00		10/1/2022	2,195,000	2,152,772	2,153,842

Total Oil and Gas				4,113,000	4,091,473	4,083,890

Packaging and Containers — 0.4%*:
Graphic Packaging International, Inc.	4.75		4/15/2021	2,696,000	2,762,838	2,729,700

Pharmaceuticals — 2.1%*:
AbbVie, Inc.	2.30		5/14/2021	150,000	149,360	148,320
Bayer US Finance II LLC, 3M USD LIBOR + 1.010%^	3.62	#	12/15/2023	3,085,000	3,044,712	3,039,682
Cardinal Health, Inc., 3M USD LIBOR + 0.770%	3.38	#	6/15/2022	2,995,000	2,994,662	2,971,474
Express Scripts Holding Co.	3.30		2/25/2021	1,590,000	1,604,351	1,600,704
Express Scripts Holding Co.	4.75		11/15/2021	950,000	997,431	992,377
Shire Acquisitions Investments Ireland DAC+	2.40		9/23/2021	630,000	626,533	622,225
Shire Acquisitions Investments Ireland DAC+	2.88		9/23/2023	1,070,000	1,022,689	1,055,969
Teva Pharmaceutical Finance Netherlands III B.V.+	2.20		7/21/2021	3,890,000	3,767,326	3,708,624

Total Pharmaceuticals				14,360,000	14,207,064	14,139,375

Pipelines — 0.5%*:
Energy Transfer Partners LP	4.20		9/15/2023	3,475,000	3,488,051	3,590,750

Real Estate Investment Trusts — 1.1%*:
American Tower Corp.	2.25		1/15/2022	330,000	329,746	324,965
American Tower Corp.	3.00		6/15/2023	2,750,000	2,722,343	2,740,629
American Tower Corp.	3.30		2/15/2021	530,000	533,827	534,942
Crown Castle International Corp.	3.40		2/15/2021	1,672,000	1,687,041	1,685,807
Digital Realty Trust LP	3.40		10/1/2020	385,000	386,601	387,732
Healthcare Trust of America Holdings LP	2.95		7/1/2022	708,000	702,374	700,602
Simon Property Group LP	2.35		1/30/2022	955,000	951,658	947,993

Total REITS				7,330,000	7,313,590	7,322,670

Retail — 1.7%*:
Advance Auto Parts, Inc.	4.50		12/1/2023	1,187,000	1,215,176	1,245,065
Dollar Tree, Inc.	3.70		5/15/2023	3,820,000	3,773,761	3,873,812
O’Reilly Automotive, Inc.	3.80		9/1/2022	284,000	284,625	291,260
O’Reilly Automotive, Inc.	3.85		6/15/2023	2,389,000	2,398,310	2,455,416
QVC, Inc.	4.38		3/15/2023	3,260,000	3,200,227	3,306,559

Total Retail				10,940,000	10,872,099	11,172,112

Semiconductors — 0.8%*:
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00		1/15/2022	1,785,000	1,781,680	1,776,365
Microchip Technology, Inc.^	3.92		6/1/2021	1,435,000	1,436,105	1,447,593
NXP BV/NXP Funding LLC^	4.13		6/1/2021	1,670,000	1,688,317	1,702,064

Total Semiconductors				4,890,000	4,906,102	4,926,022

Telecommunications — 0.9%*:
Hughes Satellite Systems Corp.	6.50		6/15/2019	1,932,000	1,947,054	1,941,853
Sprint Communications, Inc.	9.25		4/15/2022	1,005,000	1,159,313	1,170,825

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Telecommunications (continued):
Telefonaktiebolaget LM Ericsson+	4.13%		5/15/2022	2,740,000	$2,737,870	$2,777,456

Total Telecommunications				5,677,000	5,844,237	5,890,134

Transportation — 0.8%*:
Penske Truck Leasing Co. LP/PTL Finance Corp.^	2.70		3/14/2023	410,000	403,633	400,629
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.30		4/1/2021	240,000	243,387	240,898
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.38		2/1/2022	80,000	80,842	80,312
Penske Truck Leasing Co. LP/PTL Finance Corp.^	4.88		7/11/2022	2,040,000	2,114,917	2,134,284
Ryder System, Inc.	2.50		9/1/2022	26,000	25,075	25,406
Ryder System, Inc.	3.40		3/1/2023	330,000	326,442	333,872
Ryder System, Inc.	3.75		6/9/2023	1,235,000	1,234,140	1,264,430
Ryder System, Inc. MTN	2.25		9/1/2021	635,000	632,385	625,814

Total Transportation				4,996,000	5,060,821	5,105,645

Trucking and Leasing — 0.8%*:
DAE Funding LLC+^	4.00		8/1/2020	276,000	276,000	276,690
GATX Corp.	2.50		7/30/2019	250,000	250,352	249,373
GATX Corp.	2.60		3/30/2020	685,000	682,840	682,868
Park Aerospace Holdings Ltd.+^	5.25		8/15/2022	3,830,000	3,912,047	3,925,367

Total Trucking and Leasing				5,041,000	5,121,239	5,134,298

Venture Capital — 0.2%*:
Hercules Capital, Inc.	4.63		10/23/2022	1,625,000	1,618,413	1,590,159

Total Corporate Bonds				238,291,000	239,345,230	240,463,943

Mortgage-Backed Securities — 8.5%*:
BAMLL Commercial Mortgage Securities Trust 2018-DSNY, 1M USD LIBOR + 1.350%^	3.83	#	9/15/2034	270,000	270,000	267,801
BHMS, 1M USD LIBOR + 1.500%^	3.98	#	7/15/2035	1,800,000	1,800,000	1,798,266
BHMS 2018-ATLS^	3.73	#@	7/15/2035	2,750,000	2,747,146	2,745,656
BX Commercial Mortgage Trust 2018-IND, 1M USD LIBOR + 1.700%^	4.18	#	11/15/2035	678,748	678,748	680,023
CAMB Commercial Mortgage Trust 2019-LIFE^	4.63	#@	12/15/2037	1,499,283	1,499,283	1,505,820
COMM 2015-CCRE22 Mortgage Trust	3.93		3/10/2048	1,650,000	1,640,235	1,667,245
COMM 2015-DC1 Mortgage Trust	3.72		2/10/2048	1,700,000	1,680,626	1,712,838
COMM 2015-DC1 Mortgage Trust	4.04		2/10/2048	1,087,775	1,111,099	1,100,051
COMM Mortgage Trust 2014-UBS2 B	4.70		3/10/2047	600,000	642,763	626,315
Deephaven Residential Mortgage Trust 2018-1^	2.98	#@	12/25/2057	794,526	785,127	793,877
Deephaven Residential Mortgage Trust 2018-1^	3.03	#@	12/25/2057	679,529	679,519	673,407
Deephaven Residential Mortgage Trust 2018-2^	3.68	#@	4/25/2058	1,279,363	1,279,350	1,288,322
Deephaven Residential Mortgage Trust 2018-3^	3.96	#@	8/25/2058	1,426,686	1,424,831	1,431,246
Deephaven Residential Mortgage Trust 2018-4^	4.29	#@	10/25/2058	1,869,068	1,869,068	1,888,189

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):
GS Mortgage Securities Trust 2016-GS2	4.53%		5/10/2049	1,000,000	$1,051,317	$1,037,101
GS Mortgage Securities Trust 2016-GS3	3.14		10/10/2049	1,000,000	948,797	978,263
JP Morgan Chase Commercial Mortgage Securities Corp., 1M USD LIBOR + 1.000%^	3.48	#	6/15/2032	3,982,975	3,973,864	3,965,526
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	3.96		4/15/2046	1,015,000	1,002,508	1,015,192
JP Morgan Mortgage Trust 2017-6 A5^	3.50	#@	12/25/2048	972,167	984,778	975,294
JP Morgan Mortgage Trust 2018-1^	3.50	#@	6/25/2048	717,485	723,295	717,994
JP Morgan Mortgage Trust 2018-3^	3.50	#@	9/25/2048	1,109,157	1,105,756	1,106,485
JP Morgan Mortgage Trust 2018-4^	3.50	#@	10/25/2048	2,410,012	2,392,315	2,412,171
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM††	5.47	#@	6/12/2047	938	960	937
Morgan Stanley Capital I Trust 2012-STAR^	4.06		8/5/2034	1,300,000	1,300,504	1,318,339
MSCG Trust 2018-SELF, 1M USD LIBOR + 1.180%^	3.66	#	10/15/2037	165,000	165,000	163,553
New Residential Mortgage Loan Trust 2016-4A A1^	3.75	#@	11/25/2056	372,992	383,973	376,948
New Residential Mortgage Loan Trust 2019-A1^	3.60	#@	4/25/2049	812,000	812,000	815,843
New Residential Mortgage Loan Trust 2019-A3^	3.75	#@	4/25/2049	2,775,000	2,775,000	2,788,114
New Residential Mortgage Loan Trust 2019-NQM1^	3.93		1/25/2049	3,164,348	3,164,504	3,192,096
PNMAC GMSR Issuer Trust 2018-GT1, 1M USD LIBOR + 2.850%^	5.34	#	2/25/2023	470,000	470,000	471,025
PSMC Trust^	3.50	#@	2/25/2048	1,145,368	1,143,965	1,148,081
PSMC Trust 2018-2^	3.50	#@	6/25/2048	1,036,732	1,019,997	1,039,810
Sequoia Mortgage Trust 2015-1^	2.50	#@	1/25/2045	757,278	745,737	748,470
Sequoia Mortgage Trust 2018-3^	3.50	#@	3/25/2048	1,296,264	1,294,281	1,297,214
Sequoia Mortgage Trust 2018-5^	3.50	#@	5/25/2048	964,087	953,579	967,280
Sequoia Mortgage Trust 2018-6^	4.00		7/25/2048	2,623,187	2,654,243	2,658,523
Sequoia Mortgage Trust 2018-7^	4.00	#@	9/25/2048	698,518	701,973	707,917
Sequoia Mortgage Trust 2018-CH1^	4.00	#@	2/25/2048	849,106	863,794	860,636
Sequoia Mortgage Trust 2018-CH2^	4.00	#@	6/25/2048	1,462,266	1,477,153	1,480,728
Sequoia Mortgage Trust 2018-CH3^	4.00	#@	8/25/2048	1,036,006	1,044,849	1,052,442
Sequoia Mortgage Trust 2019-1^	4.00		2/25/2049	949,023	957,888	966,723
Shellpoint Co-Originator Trust 2016-1 2A3^	3.00	#@	10/25/2031	751,438	758,585	746,878
TIAA Bank Mortgage Loan Trust 2018-2^	3.50	#@	7/25/2048	528,173	523,130	528,585
Velocity Commercial Capital Loan Trust 2016-2 AFX	3.00	#@	10/25/2046	205,911	205,911	206,059
Wells Fargo Mortgage Backed Securities 2019-1 Trust^	4.00		11/25/2048	2,039,522	2,054,499	2,068,633

Total Mortgage-Backed Securities				55,694,931	55,761,950	55,991,916

U.S. Treasury & Government Agencies — 10.4%*:
Federal Home Loan Mortgage Corp., 1M USD LIBOR + 0.480%	2.96	#	10/15/2040	327,940	327,650	328,642
Federal Home Loan Mortgage Corp.	3.00		5/15/2039	492,136	496,354	493,283
Federal Home Loan Mortgage Corp.	3.00		8/15/2040	746,249	756,986	749,145
Federal Home Loan Mortgage Corp.	3.00		3/15/2041	640,544	648,906	643,733
Federal National Mortgage Association	3.00		4/25/2040	1,013,235	1,024,623	1,016,151
Federal National Mortgage Association	3.00		1/25/2041	502,798	509,019	503,046

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
U.S. Treasury & Government Agencies (continued):
U.S. Treasury Bonds	8.75%	5/15/2020	61,000,000	$65,228,703	$65,270,000

Total U.S. Treasury & Government Agencies			64,722,902	68,992,241	69,004,000

Total Fixed Income			638,637,410	638,751,819	640,939,081

	COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 0.6%*:
Call Options Purchased — 0.2%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	$2.44	12/13/2032	11,190,000	11,190,000	561,458	(25,206)	536,252
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	2.61	1/31/2033	14,590,000	14,590,000	698,861	81,638	780,499

Total Call Options Purchased				25,780,000	25,780,000	1,260,319	56,432	1,316,751

Put Options Purchased — 0.4%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	2.94	12/13/2032	22,790,000	22,790,000	1,143,488	11,326	1,154,814
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	3.11	1/31/2033	29,090,000	29,090,000	1,390,502	(51,982)	1,338,520

Total Put Options				51,880,000	51,880,000	2,533,990	(40,656)	2,493,334

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 2.4%*:
Commercial Paper — 2.4%*:
Chemicals — 0.6%*:
EI Dupont	2.85	5/1/2019	4,000,000	3,990,700	3,990,700

Lodging — 0.2%*:
Marriott International, Inc.	2.87	4/2/2019	1,200,000	1,199,906	1,199,906

Machinery-Constr&Mining — 0.4%*:
Parker-Hannfin Corp.	2.78	5/7/2019	3,000,000	2,991,810	2,991,810

Oil and Gas — 0.6%*:
FMC Technology, Inc.	2.80	4/10/2019	4,000,000	3,997,250	3,997,250

Pipelines — 0.6%*:
Transcanada Pipelines Ltd.+	2.94	5/9/2019	4,000,000	3,987,840	3,987,840

Total Commercial Paper			16,200,000	16,167,506	16,167,506

Total Short-Term Investments			16,200,000	16,167,506	16,167,506

Total Investments			732,497,410	658,713,634	660,916,672

Other assets and liabilities – (0.2%)*					(1,471,291)

Net Assets – 100.0%					$659,445,381

MTN	Medium Term Note
OTC	Over the Counter
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	90.6%
Ireland	2.0%
Japan	1.4%
Netherlands	1.3%
United Kingdom	1.2%
Other (Individually less than 1%)	3.5%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2019.
@	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.
**	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.

A summary of outstanding derivatives at March 31, 2019 is as follows:

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Long Future
U.S. 10-Year Treasury Note	06/19/19	190	23,225,158	Long	$23,601,563	$376,405

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Short Futures
90 Day Euro Futures	06/17/19	7	(1,704,212)	Short	$(1,705,463)	$(1,251)
90 Day Euro Futures	09/16/19	7	(1,704,036)	Short	(1,706,950)	(2,914)
90 Day Euro Futures	12/16/19	8	(1,946,870)	Short	(1,951,400)	(4,530)
90 Day Euro Futures	03/16/20	6	(1,461,278)	Short	(1,465,275)	(3,997)
90 Day Euro Futures	06/15/20	6	(1,462,140)	Short	(1,466,625)	(4,485)
90 Day Euro Futures	09/14/20	6	(1,462,778)	Short	(1,467,600)	(4,822)
90 Day Euro Futures	12/14/20	5	(1,218,919)	Short	(1,223,187)	(4,268)
90 Day Euro Futures	03/15/21	5	(1,219,357)	Short	(1,223,500)	(4,143)
90 Day Euro Futures	09/13/21	9	(2,195,179)	Short	(2,202,075)	(6,896)
90 Day Euro Futures	03/14/22	8	(1,950,670)	Short	(1,956,500)	(5,830)
90 Day Euro Futures	09/19/22	7	(1,706,137)	Short	(1,711,063)	(4,926)
90 Day Euro Futures	03/13/23	6	(1,461,503)	Short	(1,465,800)	(4,297)
90 Day Euro Futures	12/18/23	8	(1,946,870)	Short	(1,952,500)	(5,630)
90 Day Euro Futures	12/16/24	22	(5,347,293)	Short	(5,362,224)	(14,931)
U.S. 10-Year Ultra Bond	06/19/19	97	(12,622,565)	Short	(12,879,782)	(257,217)
U.S. 2-Year Treasury Note	06/28/19	769	(163,303,347)	Short	(163,869,093)	(565,746)
U.S. 5-Year Treasury Note	06/28/19	1,333	(153,058,040)	Short	(154,398,891)	(1,340,851)

Total Short Futures						$(2,236,734)

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

OTC Credit Default Swaps—Sell Protection(1)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED DEPRECIATION
CMBX.NA.BBB-.6†	3.00%	1M	11/17/2045	JPMorgan Chase Bank N.A.	230,000	230,000	$501	$(29,204)	$(29,705)
CMBX.NA.BBB-.6†+	3.00%	1M	5/11/2063	Goldman Sachs & Co.	290,000	290,000	(21,043)	(36,822)	(15,779)

Total OTC Credit Default Swaps							(20,542)	(66,026)	(45,484)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Abbreviation Legend

OTC – Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund (formerly Barings Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 98.0%*:
Asset-Backed Securities — 40.7%*:
CDO/CLO — 19.7%*:
ALM VII Ltd. 2012-7A A1R, 3M USD LIBOR + 1.480%^	4.27	#%	10/15/2028	250,000	$250,000	$250,010
Ares CLO Ltd. 2019-53A C, 3M USD LIBOR + 2.650%^††	5.25	#	4/24/2031	500,000	500,000	500,000
Ballyrock CLO 2016-1 Ltd., 3M USD LIBOR + 3.500%^	6.10	#	10/15/2028	500,000	500,000	500,009
Carlyle US Clo 2017-2 Ltd., 3M USD LIBOR + 2.400%^	5.16	#	7/20/2031	500,000	496,574	500,015
Crestline Denali CLO XIV Ltd., 3M USD LIBOR + 1.800%^	4.57	#	10/23/2031	250,000	250,000	246,602
Dryden 50 Senior Loan Fund, 3M USD LIBOR + 2.250%^	5.04	#	7/15/2030	500,000	495,022	496,115
Goldentree Loan Management US Clo 3 Ltd., 3M USD LIBOR + 1.550%^	4.33	#	4/20/2030	750,000	741,578	740,507
Kayne CLO 4 Ltd., 3M USD LIBOR + 2.100%^	4.70	#	4/25/2032	500,000	500,000	500,000
KKR CLO Ltd. 22, 3M USD LIBOR + 1.600%^	4.36	#	7/20/2031	325,000	319,742	318,551
KKR Financial CLO Ltd. 25 B1, 3M USD LIBOR + 2.000%^	4.60	#	4/15/2032	500,000	500,000	500,000
KKR Financial CLO Ltd. 25 C, 3M USD LIBOR + 2.750%^	5.35	#	4/15/2032	500,000	500,000	500,000
LCM Ltd. Partnership 07/27, 3M USD LIBOR + 1.750%¤	4.35	#	7/15/2027	500,000	500,000	500,000
LCM XXIII Ltd. 23A A1, 3M USD LIBOR + 1.400%^	4.18	#	10/20/2029	250,000	250,000	250,363
Madison Park Funding Ltd. 2019 34A D, 3M USD LIBOR + 3.700%^	6.30	#	4/25/2031	500,000	500,000	500,000
Marble Point CLO XI Ltd. 2017-2A A, 3M USD LIBOR + 1.180%^	3.96	#	12/18/2030	250,000	250,000	247,574
OHA Credit Partners XV Ltd., 3M USD LIBOR + 1.370%^	4.13	#	1/20/2030	500,000	488,563	488,583
RR 3 Ltd. Series 2018-3 A A1R2, 3M USD LIBOR + 1.090%^	3.88	#	1/15/2030	250,000	250,000	247,585
Verde CLO, 3M USD LIBOR + 1.900%^	4.50	#	4/15/2032	500,000	500,000	500,000

Total CDO/CLO				7,825,000	7,791,479	7,785,914

Other Asset-Backed Securities — 21.0%*:
Access Group, Inc. 2015-1 A, 1M USD LIBOR + 0.700%^	3.19	#	7/25/2056	47,641	46,622	46,332
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%^	3.99	#	7/25/2058	100,000	86,650	93,497
AccessLex Institute 2004-1 B, 3M USD LIBOR + 0.570%	3.18	#	9/22/2037	53,917	51,840	51,890
AccessLex Institute 2004-A A3, 28 day ARS	2.94	#	7/1/2039	150,000	147,312	148,004
AccessLex Institute 2006-1 B, 3M USD LIBOR + 0.450%	3.10	#	8/25/2037	77,211	68,131	74,781
Adams Outdoor Advertising LP^	4.81		11/15/2048	199,046	206,601	207,749
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	38,700	38,700	39,539
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2004-W10 M1, 1M USD LIBOR + 0.900%	3.39	#	10/25/2034	43,134	39,444	43,033
Ascentium Equipment Receivables Trust 2018-2 B^	5.18		7/10/2026	81,000	80,972	82,602

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund (formerly Barings Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Avis Budget Rental Car Funding AESOP LLC^	4.53%		3/20/2023	100,000	$100,375	$101,179
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1^	5.68		12/16/2041	216,146	224,184	223,630
CLI Funding V LLC 2013-2A^	3.22		6/18/2028	43,537	43,105	43,264
CLI Funding VI LLC 2016-1A A^	4.21		2/18/2041	53,453	53,447	52,755
College Avenue Student Loans LLC 2017, 1M USD LIBOR + 1.650%^	4.14	#	11/26/2046	85,136	86,444	85,532
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	3.28	#	1/15/2037	84,544	75,045	78,686
College Loan Corp. Trust I 2017-1 B2, 28 day ARS	2.21	#	1/25/2047	45,000	38,665	39,811
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	34,148	32,617	32,587
CWABS Asset-Backed Certificates Trust 2005-4 MV5, 1M USD LIBOR + 1.005%	3.49	#	10/25/2035	60,000	54,316	59,776
DB Master Finance LLC^	4.02		5/20/2049	140,000	140,000	140,630
DB Master Finance LLC 2015-1A A2II^	3.98		2/20/2045	48,000	48,947	47,861
Diamond Resorts Owner Trust 2016-1 B^	3.37		11/20/2028	36,884	36,879	36,298
Domino’s Pizza Master Issuer LLC 2015-1A A2II^	4.47		10/25/2045	58,350	58,350	60,791
Drug Royalty 2012-1 A1, 3M USD LIBOR + 5.250%^	7.32	#	7/15/2024	2,436	2,485	2,437
ECMC Group Student Loan Trust 2016-1A A, 1M USD LIBOR + 1.350%^	3.84	#	7/26/2066	63,661	63,661	64,258
EdLinc Student Loan Funding Trust 2017-A A, Prime - 1.150%^	4.35	#	12/1/2047	77,321	76,796	77,330
Entergy New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	66,510	66,499	65,977
First Franklin Mortgage Loan Trust 2004-FFH4 M6, 1M USD LIBOR + 1.725%	4.21	#	1/25/2035	50,000	49,826	50,946
Flagship Credit Auto Trust 2017-4 C^	2.92		11/15/2023	100,000	99,851	99,243
Goodgreen 2019-1^	3.86		10/15/2054	99,228	99,305	101,104
Goodgreen Trust 2017-1A A^	3.74		10/15/2052	76,120	76,085	76,932
Helios Issuer LLC 2017-1A A^	4.94		9/20/2049	90,126	90,085	92,650
HERO Funding Trust 2015-1A A^	3.84		9/21/2040	72,212	73,480	76,086
Hertz Vehicle Financing II LP^	3.60		2/25/2024	150,000	146,133	149,141
Hilton Grand Vacations Trust 2013-A A^	2.28		1/25/2026	40,689	40,614	40,584
Horizon Aircraft Finance I Ltd.^	5.27		12/15/2038	246,795	249,940	248,681
J.G. Wentworth XXXV LLC 2015-2A A^	3.87		3/15/2058	43,892	43,859	45,244
Labrador Aviation Finance Ltd. 2016-1A^	4.30		1/15/2042	216,146	216,745	218,176
Mariner Finance Issuance Trust 2017-AA A^	3.62		2/20/2029	87,828	87,813	87,922
Montana Higher Education Student Assistance Corp. 2012-1 A3, 1M USD LIBOR + 1.050%	3.54	#	7/20/2043	150,000	145,309	150,469
Navient Student Loan Trust 2017-1A A3, 1M USD LIBOR + 1.150%^	3.64	#	7/26/2066	120,000	120,000	121,802
Navient Student Loan Trust 2018-1A A3, 1M USD LIBOR + 0.720%^	3.21	#	3/25/2067	100,000	100,000	98,903
Navient Student Loan Trust 2018-1B, 1M USD LIBOR + 1.200%^	3.69	#	3/25/2067	100,000	100,618	100,000

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund (formerly Barings Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Nelnet Private Education Loan Trust 2016-A A1B^	3.60%		12/26/2040	41,157	$40,900	$41,107
Nelnet Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.200%	2.97	#	1/25/2038	73,722	69,370	71,188
Nelnet Student Loan Trust 2006-3, 3M USD LIBOR + 0.250%	2.85		6/25/2041	141,089	131,701	131,703
Nelnet Student Loan Trust 2015-3, 1M USD LIBOR + 1.500%^	3.99		6/25/2054	375,000	371,719	373,185
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2^	2.58		10/15/2049	125,000	125,000	124,609
Northstar Education Finance, Inc. 2005-1 A5, 3M USD LIBOR + 0.750%	3.51	#	10/30/2045	23,830	22,855	23,678
NovaStar Mortgage Funding Trust 2004-4 M5, 1M USD LIBOR + 1.725%	4.21	#	3/25/2035	60,294	60,281	60,269
NRZ Advance Receivables Trust 2016-T4 AT4^	3.11		12/15/2050	100,000	100,000	100,084
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T3 AT3^	2.83		10/16/2051	230,000	230,000	228,706
Planet Fitness Master Issuer LLC^	4.67		9/5/2048	199,000	200,627	206,153
Popular ABS Mortgage Pass-Through Trust 2006-B A3, 1M USD LIBOR + 0.280%	2.77	#	5/25/2036	21,522	20,729	21,400
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	14,623	14,621	14,448
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	2.88	#	2/15/2045	84,341	72,867	79,561
SLM Student Loan Trust 2002-7 A11, 28 day ARS	2.29	#	3/15/2028	50,000	49,506	50,005
SLM Student Loan Trust 2002-7 B, 28 day ARS	5.62	#	12/15/2039	80,000	80,059	81,496
SLM Student Loan Trust 2003-14, 3M USD LIBOR + 0.550%	3.32		10/25/2065	193,921	184,226	183,147
SLM Student Loan Trust 2003-2 A9, 28 day ARS	3.71	#	9/15/2028	100,000	99,791	103,534
SLM Student Loan Trust 2003-4 B, 3M USD LIBOR + 0.650%	3.26	#	6/15/2038	58,869	54,249	55,426
SLM Student Loan Trust 2005-4 B, 3M USD LIBOR + 0.180%	2.95	#	7/25/2055	99,496	85,679	93,603
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	3.06	#	1/25/2044	113,426	105,339	105,238
SLM Student Loan Trust 2006-10 A6, 3M USD LIBOR + 0.150%	2.92	#	3/25/2044	200,000	192,677	192,998
SLM Student Loan Trust 2006-10 B, 3M USD LIBOR + 0.220%	2.99	#	3/25/2044	442,996	413,320	418,596
SLM Student Loan Trust 2006-4 B, 3M USD LIBOR + 0.200%	2.97	#	1/25/2070	53,983	50,574	51,318
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	2.98	#	10/25/2040	106,177	93,574	99,339
SLM Student Loan Trust 2006-7 B, 3M USD LIBOR + 0.200%	2.97	#	1/27/2042	52,899	49,934	49,122
SLM Student Loan Trust 2007-1 A6, 3M USD LIBOR + 0.140%	2.91	#	1/27/2042	100,000	96,119	95,709
SMB Private Education Loan Trust 2017-A B^	3.50		6/17/2041	130,000	126,181	129,056

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund (formerly Barings Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
SoFi Professional Loan Program LLC 2017-A C^	4.43%		3/26/2040	100,000	$99,497	$102,670
SoFi Professional Loan Program LLC 2017-D BFX^	3.61		9/25/2040	100,000	99,950	100,345
South Carolina Student Loan Corp. 2014-1 B, 1M USD LIBOR + 1.500%	3.99	#	8/1/2035	100,000	98,578	101,378
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2^	2.75		11/15/2049	100,000	99,986	99,797
Store Master Funding I-VII^	4.74		10/20/2048	229,521	236,399	242,464
Taco Bell Funding LLC^	4.94		11/25/2048	39,900	39,900	41,569
Taco Bell Funding LLC 2016-1A A23^	4.97		5/25/2046	68,775	69,376	71,040
Textainer Marine Containers V Ltd. 2017-1A A^	3.72		5/20/2042	82,648	82,645	83,082
TRIP Rail Master Funding LLC 2011-1A A2^	6.02		7/15/2041	99,849	107,616	104,999
Triton Container Finance IV LLC 2017-2A A^	3.62		8/20/2042	119,860	119,846	120,114
Triton Container Finance VI LLC 2017-1A A^	3.52		6/20/2042	82,782	82,768	82,390
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	3.07	#	10/25/2040	65,003	59,757	59,986
Welk Resorts LLC 2017-AA B^	3.41		6/15/2033	73,205	73,237	72,177
Wingstop Funding 2018-1 LLC^	4.97		12/5/2048	100,000	101,870	104,160

Total Other Asset-Backed Securities				8,381,699	8,221,073	8,328,961

Total Asset-Backed Securities				16,206,699	16,012,552	16,114,875

Corporate Bonds — 33.6%*:
Beverages — 1.8%*:
Anheuser-Busch InBev Worldwide, Inc.	3.75		1/15/2022	670,000	685,730	690,177

Chemicals — 1.9%*:
Braskem Netherlands Finance BV^	4.50		1/10/2028	250,000	243,771	243,062
OCP SA^	4.50		10/22/2025	250,000	247,504	247,174
SASOL Financing USA LLC	6.50		9/27/2028	250,000	263,361	272,814

Total Chemicals				750,000	754,636	763,050

Commercial Banks — 10.2%*:
Bank of China Hong Kong Ltd.^	5.90		3/14/2067	200,000	206,680	207,250
Citigroup, Inc.	2.70		3/30/2021	750,000	745,952	749,346
Goldman Sachs Group, Inc. (The)	5.75		1/24/2022	885,000	944,654	949,143
JPMorgan Chase & Co.	3.25		9/23/2022	980,000	987,803	993,713
Morgan Stanley	4.10		5/22/2023	865,000	882,324	890,691
PT Bank Rakyat Indonesia Persero Tbk	3.95		3/28/2024	250,000	249,284	251,202

Total Commercial Banks				3,930,000	4,016,697	4,041,345

Diversified Financial Services — 3.4%*:
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.88		1/16/2024	185,000	192,152	192,370
Capital One Financial Corp.	4.75		7/15/2021	740,000	766,811	771,849
Discover Financial Services, Inc.	5.50		12/29/2049	160,000	160,000	152,000
Shinhan Financial Group Co. Ltd.	5.88		2/13/2068	200,000	204,674	205,725

Total Diversified Financial Services				1,285,000	1,323,637	1,321,944

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund (formerly Barings Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Engineering&Construction — 0.6%*:
Dianjian International Finance Ltd.	4.60%		7/19/2167	250,000	$246,250	$251,374

Food — 0.5%*:
Cencosud SA^	4.38		7/17/2027	200,000	187,093	188,800

Forestry and Paper Products — 0.7%*:
Suzano Austria GmbH^	6.00		1/15/2029	250,000	266,831	266,303

Household Products/Wares — 0.5%*:
Controladora Mabe SA de CV^	5.60		10/23/2028	200,000	200,000	202,691

Iron/Steel — 0.8%*:
CSN Resources SA^	6.50		7/21/2020	200,000	200,710	199,502
Vale Overseas Ltd.+	5.88		6/10/2021	125,000	132,153	130,188

Total Iron/Steel				325,000	332,863	329,690

Mining — 1.0%*:
MMC Norilsk Nickel OJSC Via MMC Finance DAC^	4.10		4/11/2023	200,000	196,012	194,750
Nexa Resources SA^	5.38		5/4/2027	200,000	203,475	205,502

Total Mining				400,000	399,487	400,252

Miscellaneous Manufacturing — 1.9%*:
General Electric Co.	5.30		2/11/2021	730,000	752,035	755,534

Oil and Gas — 1.7%*:
Gazprom OAO Via Gaz Capital SA	2.95		1/24/2024	250,000	291,932	290,253
Helmerich & Payne, Inc.	4.65		3/15/2025	25,000	25,374	26,094
Nabors Industries, Inc.	5.50		1/15/2023	35,000	35,728	33,407
PBF Holding Co. LLC/PBF Finance Corp.	7.00		11/15/2023	25,000	25,435	25,712
Petroleos Mexicanos	8.25		6/2/2022	200,000	290,565	290,280
Rowan Cos., Inc.	4.88		6/1/2022	8,000	7,991	7,450

Total Oil and Gas				543,000	677,025	673,196

Oil and Gas Services — 0.1%*:
SESI LLC	7.13		12/15/2021	32,000	32,898	28,680
Weatherford International Ltd.	5.95		4/15/2042	30,000	25,316	16,791

Total Oil and Gas Services				62,000	58,214	45,471

Pharmaceuticals — 2.3%*:
CVS Health Corp.	3.35		3/9/2021	905,000	907,860	911,898
Teva Pharmaceutical Finance Netherlands III B.V.+	1.70		7/19/2019	13,000	12,950	12,906

Total Pharmaceuticals				918,000	920,810	924,804

Pipelines — 0.7%*:
Andeavor Logistics LP	6.88	#**	2/15/2066	115,000	113,968	115,575
Energy Transfer Operating LP	6.25		2/15/2066	60,000	60,000	56,700
Energy Transfer Operating LP	7.50		10/15/2020	37,000	39,247	39,393
EnLink Midstream Partners LP	6.00		12/15/2066	50,000	42,936	41,375

Total Pipelines				262,000	256,151	253,043

Real Estate — 2.3%*:
CPI Property Group SA	4.75		3/8/2023	250,000	250,124	253,167
Longfor Group Holdings Ltd.	4.50		1/16/2028	200,000	191,054	197,845
Powerlong Real Estate Holdings Ltd.	5.95		7/19/2020	200,000	197,370	198,805
Shimao Property Holdings Ltd.	6.13		2/21/2024	250,000	256,865	253,808

Total Real Estate				900,000	895,413	903,625

Retail — 0.5%*:
El Puerto de Liverpool SAB de CV+^	3.95		10/2/2024	200,000	199,359	195,252

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund (formerly Barings Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Telecommunications — 2.7%*:
AT&T, Inc.	3.00%		6/30/2022	855,000	$849,172	$858,769
Bharti Airtel International Netherlands BV^	5.35		5/20/2024	200,000	202,146	206,970

Total Telecommunications				1,055,000	1,051,318	1,065,739

Total Corporate Bonds				12,930,000	13,223,549	13,272,290

Mortgage-Backed Securities — 10.3%*:
Aventura Mall Trust^	4.11	#@	7/5/2040	70,000	68,654	70,253
BANK 2017-BNK4	4.37		5/15/2050	400,000	411,936	407,621
BANK 2017-BNK4	4.37		4/15/2052	196,000	201,867	201,867
BANK 2017-BNK9	4.03		11/15/2054	50,000	49,688	50,842
BANK 2018-BNK14	4.60	#@	9/15/2060	30,000	30,309	30,938
BBCMS 2018-CHRS Mortgage Trust^	4.27		8/5/2038	100,000	97,719	101,714
BBCMS Mortgage Trust^	4.27	#@	8/5/2038	100,000	100,455	104,450
BHMS, 1M USD LIBOR + 1.500%^	3.98	#	7/15/2035	100,000	100,000	99,904
BX Commercial Mortgage Trust 2018-IND, 1M USD LIBOR + 1.700%^	4.18	#	11/15/2035	98,132	98,132	98,317
COMM 2014-LC17 Mortgage Trust	4.56		10/10/2047	400,000	410,500	405,581
COMM 2014-UBS5 Mortgage Trust	4.61		9/10/2047	195,000	197,772	197,184
COMM 2015-DC1 Mortgage Trust	4.04		2/10/2048	400,000	408,577	404,514
COMM 2015-LC19 Mortgage Trust	4.26		2/10/2048	200,000	204,163	204,531
Connecticut Avenue Securities Trust 2019-R01, 1M USD LIBOR + 2.450%^	4.94	#	7/25/2031	198,000	198,229	197,875
Connecticut Avenue Securities Trust 2019-R02, 1M USD LIBOR + 2.300%^	4.79	#	8/25/2031	230,000	229,944	231,460
Deephaven Residential Mortgage Trust 2019-1^	4.40		1/25/2059	100,000	100,000	101,704
GS Mortgage Securities Corp. II^	3.00		7/10/2051	165,000	138,269	140,611
GS Mortgage Securities Trust	4.40	#@	7/10/2048	100,000	102,723	104,052
GS Mortgage Securities Trust 2016-GS2	4.53		5/10/2049	200,000	207,174	207,420
JPMorgan Mortgage Trust^	3.50	#@	1/25/2047	84,753	84,372	84,078
MSCG Trust 2018-SELF, 1M USD LIBOR + 1.180%^	3.66	#	10/15/2037	20,000	20,000	19,824
Wells Fargo Commercial Mortgage Trust 2015-NXS3	4.49		9/15/2057	200,000	210,311	210,547
Wells Fargo Commercial Mortgage Trust 2015-NXS3	4.64		9/15/2057	200,000	201,000	205,408
Wells Fargo Commercial Mortgage Trust 2017-C38	3.92		7/15/2050	200,000	203,601	201,696

Total Mortgage-Backed Securities				4,036,885	4,075,395	4,082,391

U.S. Treasury & Government Agencies — 13.4%*:
U.S. Treasury Notes	1.63		10/31/2023	900,000	866,221	875,918
U.S. Treasury Notes	2.75		11/30/2020	4,400,000	4,414,005	4,429,391

Total U.S. Treasury & Government Agencies				5,300,000	5,280,226	5,305,309

Total Fixed Income				38,473,584	38,591,722	38,774,865

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund (formerly Barings Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 7.7%*:
Commercial Paper — 7.7%*:
Auto Manufacturers — 2.5%*:
Hyundai Capital America	2.74%	4/3/2019	1,000,000	$999,850	$999,850

Beverages — 0.6%*:
Anheuser-Busch InBev Worldwide, Inc.	2.86	4/15/2019	250,000	249,728	249,728

Chemicals — 0.6%*:
Ei Du Pont De Nemours	2.82	4/12/2019	250,000	249,788	249,788

Electric — 0.6%*:
Entergy Corp.	3.12	4/12/2019	250,000	249,767	249,767

Lodging — 0.7%*:
Marriott International, Inc.	2.87	4/2/2019	250,000	249,980	249,980

Oil and Gas — 0.7%*:
TransCanada PipeLines Ltd.	3.01	4/10/2019	250,000	249,816	249,816

Pipelines — 1.0%*:
Mohawk Industries, Inc.	2.69	4/2/2019	400,000	399,970	399,970

Property & Casualty Insurance — 1.0%*:
Marsh & McLennan Cos., Inc.	2.72	4/9/2019	400,000	399,762	399,762

Total Commercial Paper			3,050,000	3,048,661	3,048,661

Total Short-Term Investments			3,050,000	3,048,661	3,048,661

Total Investments			41,523,584	41,640,383	41,823,526

Other assets and liabilities – (5.7%)*					(2,270,042)

Net Assets – 100.0%					$39,553,484

@	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	81.7%
Cayman Islands	6.0%
Luxembourg	1.8%
Mexico	1.6%
Ivory Coast	1.1%
Niger	1.1%
Other (Individually less than 1%)	6.7%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2019.
**	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund (formerly Barings Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

Affiliate Table

	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gain Distributions
Barings U.S. High Yield Fund	268,341	2,635,105	110,810	2,719,379	(4,629)	(21,907)	—	$—	113,100	—

A summary of outstanding derivatives at March 31, 2019 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/16/19	CZK/EUR	Bank of America N.A.	13,000	334,562	$55
4/16/19	EUR/CZK	Bank of America N.A.	334,562	13,021	(79)
4/16/19	EUR/PLN	BNP Paribas S.A.	208,020	48,269	(5)
4/16/19	EUR/PLN	Barclays Bank plc	73,868	17,145	(7)
4/16/19	PLN/EUR	BNP Paribas S.A.	48,160	208,020	(118)
4/16/19	PLN/EUR	Barclays Bank plc	17,000	73,868	(156)

Net unrealized depreciation on cross currency forward foreign currency exchange contracts					$(310)

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/29/19	JPMorgan Chase Bank N.A.	ARS	285,907	$5,082	$5,425	$(343)
10/29/19	Bank of America N.A.	ARS	571,815	10,164	11,264	(1,100)
4/23/19	JPMorgan Chase Bank N.A.	AUD	51,621	36,669	36,593	76
4/9/19	BNP Paribas S.A.	BRL	280,680	71,649	74,107	(2,458)
4/9/19	JPMorgan Chase Bank N.A.	BRL	143,146	36,541	38,000	(1,459)
4/9/19	JPMorgan Chase Bank N.A.	CLP	9,491,286	13,948	14,392	(444)
4/9/19	Citibank N.A.	CLP	9,491,286	13,948	13,625	323
4/9/19	Goldman Sachs & Co.	CLP	19,935,000	29,295	30,139	(844)
4/23/19	BNP Paribas S.A.	CNH	256,863	38,206	37,944	262
4/16/19	Citibank N.A.	EUR	78,219	87,846	88,963	(1,117)
4/16/19	Bank of America N.A.	EUR	21	24	24	—
4/16/19	State Street Bank & Trust Co.	EUR	254	286	290	(4)
4/16/19	JPMorgan Chase Bank N.A.	GBP	11,735	15,295	15,043	252
4/16/19	Bank of America N.A.	GBP	10,783	14,055	14,000	55
4/23/19	JPMorgan Chase Bank N.A.	IDR	404,124,000	28,265	28,188	77
4/23/19	Citibank N.A.	IDR	213,585,000	14,939	14,907	32
4/23/19	Barclays Bank plc	INR	996,735	14,319	13,858	461

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund (formerly Barings Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/23/19	Bank of America N.A.	INR	144,110	$2,070	$2,010	$60
4/23/19	JPMorgan Chase Bank N.A.	KRW	16,795,500	14,776	15,039	(263)
4/9/19	Bank of America N.A.	MXN	507,716	26,128	26,082	46
4/9/19	Goldman Sachs & Co.	MXN	574,045	29,539	29,181	358
4/23/19	Barclays Bank plc	MYR	121,487	29,772	29,773	(1)
4/23/19	Citibank N.A.	PHP	1,955,070	37,056	37,023	33
4/16/19	Goldman Sachs & Co.	RUB	997,744	15,171	15,105	66
4/16/19	Bank of America N.A.	SEK	250,521	26,974	27,710	(736)
4/23/19	JPMorgan Chase Bank N.A.	SGD	41,536	30,661	30,707	(46)
4/16/19	JPMorgan Chase Bank N.A.	ZAR	260,949	18,054	18,606	(552)
4/16/19	Bank of America N.A.	ZAR	250,813	17,353	18,000	(647)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(7,913)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/29/19	JPMorgan Chase Bank N.A.	ARS	285,907	$5,082	$5,425	$343
10/29/19	Bank of America N.A.	ARS	571,815	10,164	11,264	1,100
4/23/19	JPMorgan Chase Bank N.A.	AUD	51,621	36,669	37,141	472
4/9/19	BNP Paribas S.A.	BRL	280,680	71,649	72,762	1,113
4/9/19	JPMorgan Chase Bank N.A.	BRL	143,146	36,541	37,870	1,329
4/9/19	JPMorgan Chase Bank N.A.	CLP	9,491,286	13,947	13,619	(328)
4/9/19	Citibank N.A.	CLP	9,491,286	13,948	14,414	466
4/9/19	Goldman Sachs & Co.	CLP	19,935,000	29,295	30,139	844
4/23/19	BNP Paribas S.A.	CNH	256,863	38,205	38,308	103
4/16/19	Citibank N.A.	EUR	78,219	87,846	89,953	2,107
4/16/19	Bank of America N.A.	EUR	21	24	24	—
4/16/19	JPMorgan Chase Bank N.A.	GBP	11,735	15,295	15,509	214
4/16/19	Bank of America N.A.	GBP	10,783	14,055	14,267	212
4/23/19	Citibank N.A.	IDR	213,585,000	14,938	15,008	70
4/23/19	JPMorgan Chase Bank N.A.	IDR	404,124,000	28,265	28,188	(77)
4/23/19	Barclays Bank plc	INR	996,735	14,319	13,974	(345)
4/23/19	Bank of America N.A.	INR	144,110	2,070	2,010	(60)
4/23/19	JPMorgan Chase Bank N.A.	KRW	16,795,500	14,776	14,926	150
4/9/19	Bank of America N.A.	MXN	507,716	26,128	26,082	(46)
4/9/19	Goldman Sachs & Co.	MXN	574,045	29,541	29,181	(360)
4/23/19	Barclays Bank plc	MYR	121,487	29,772	29,581	(191)
4/23/19	Citibank N.A.	PHP	1,955,070	37,056	37,648	592
4/16/19	Goldman Sachs & Co.	RUB	997,744	15,171	14,722	(449)
4/16/19	Bank of America N.A.	SEK	250,521	26,974	27,710	736
4/23/19	JPMorgan Chase Bank N.A.	SGD	41,536	30,661	30,707	46
4/16/19	JPMorgan Chase Bank N.A.	ZAR	260,949	18,055	18,277	222
4/16/19	Bank of America N.A.	ZAR	250,813	17,353	17,584	231

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$8,494

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund (formerly Barings Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

Currency Legend

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

CRC – Costa Rican Colon

CZK – Czech Koruna

EUR – Euro

GBP – British Pound Sterling

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippines Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

ZAR – South African Rand

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Short Futures
Euro-BOBL Future	06/06/19	2	(297,035)	Short	$(298,700)	$(1,665)
U.S. Long Bond	06/19/19	1	(143,965)	Short	(149,656)	(5,691)
U.S. 2-Year Treasury Note	06/28/19	33	(7,001,029)	Short	(7,032,094)	(31,065)
U.S. 5-Year Treasury Note	06/28/19	72	(8,243,780)	Short	(8,339,625)	(95,845)
U.S. 10-Year Ultra Bond	06/19/19	23	(2,995,613)	Short	(3,053,969)	(58,356)

Total Short Futures						$(192,622)

OTC Credit Default Swaps—Sell Protection(1) (2)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED DEPRECIATION
CMBX.NA.BBB-.6†	3.00%	1M	11/17/2045	JPMorgan Chase Bank N.A.	$60,000	$60,000	$131	$(7,618)	$(7,749)
CMBX.NA.BBB-.6†	3.00%	1M	5/11/2063	Goldman Sachs & Co.	70,000	70,000	(5,080)	(8,889)	(3,809)

Total OTC Credit Default Swaps							(4,949)	(16,507)	(11,558)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund (formerly Barings Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Abbreviation Legend

OTC – Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 96.3%*:
Corporate Bonds — 36.9%*:
Agriculture — 2.6%*:
MHP SE+^	7.75%		5/10/2024	1,250,000	$1,248,182	$1,261,000

Chemicals — 2.8%*:
Consolidated Energy Finance SA+^	6.88		6/15/2025	170,000	175,614	171,275
Grupo Idesa SA de CV+^	7.88		12/18/2020	1,000,000	929,249	700,000
Petkim Petrokimya Holding AS+^	5.88		1/26/2023	500,000	468,113	452,500

Total Chemicals				1,670,000	1,572,976	1,323,775

Commercial Banks — 8.0%*:
Alfa Bank AO Via Alfa Bond Issuance plc, 5 year USD Swap + 6.660%+	8.00	#	2/3/2066	400,000	415,272	387,520
Banco Mercantil del Norte SA, 10 year CMT + 5.353%+^	7.63	#	9/11/2060	200,000	219,192	200,000
Banco Mercantil del Norte SA, 10 year CMT + 5.353%+	7.63	#	10/6/2065	300,000	326,843	300,000
Itau Unibanco Holding SA+	6.13		12/31/2065	300,000	301,499	293,627
Itau Unibanco Holding SA+^	6.13		6/12/2066	200,000	200,000	196,340
Turkiye Halk Bankasi AS+^	3.88		2/5/2020	300,000	287,312	282,450
Turkiye Halk Bankasi AS^+	4.75		2/11/2021	600,000	553,333	516,960
Turkiye Is Bankasi AS^+	5.00		6/25/2021	500,000	470,054	467,500
Turkiye Sinai Kalkinma Bankasi AS+	4.88		5/18/2021	750,000	697,618	699,288
Turkiye Sinai Kalkinma Bankasi AS+	5.13		4/22/2020	500,000	485,502	483,710

Total Commercial Banks				4,050,000	3,956,625	3,827,395

Diversified Financial Services — 1.0%*:
REC Ltd.+	3.88		7/7/2027	500,000	459,316	472,184

Food — 2.0%*:
MARB BondCo plc^+	7.00		3/15/2024	500,000	486,627	495,005
Minerva Luxembourg SA^+	5.88		1/19/2028	500,000	465,041	460,625

Total Food				1,000,000	951,668	955,630

Iron/Steel — 1.6%*:
CSN Resources SA+^	7.63		2/13/2023	750,000	743,577	753,750

Media — 1.9%*:
VTR Finance BV+^	6.88		1/15/2024	899,000	933,498	921,475

Mining — 2.0%*:
Petra Diamonds US Treasury plc+^	7.25		5/1/2022	1,050,000	1,047,913	981,750

Oil and Gas — 4.0%*:
Kosmos Energy Ltd.^	7.13		4/4/2026	755,000	755,000	748,205
Petroleos Mexicanos+	6.75		9/21/2047	750,000	704,562	688,500
Tullow Oil plc^+	7.00		3/1/2025	500,000	492,613	502,975

Total Oil and Gas				2,005,000	1,952,175	1,939,680

Real Estate — 5.1%*:
CIFI Holdings Group Co. Ltd.+	6.88		4/23/2021	630,000	630,000	644,249
New Metro Global Ltd.+	6.50		4/23/2021	1,250,000	1,234,243	1,261,015
Powerlong Real Estate Holdings Ltd.+	5.95		7/19/2020	300,000	297,734	298,207
Yuzhou Properties Co. Ltd.+	6.38		3/6/2021	250,000	249,831	250,525

Total Real Estate				2,430,000	2,411,808	2,453,996

Retail — 1.6%*:
Eurotorg LLC Via Bonitron DAC+^	8.75		10/30/2022	750,000	758,166	769,125

Telecommunications — 2.8%*:
HTA Group Ltd.+^	9.13		3/8/2022	525,000	533,565	547,522
IHS Netherlands Holdco BV+^	9.50		10/27/2021	550,000	557,295	568,396

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Telecommunications (continued):
Turk Telekomunikasyon AS^+	6.88%	2/28/2025	250,000	$248,508	$238,883

Total Telecommunications			1,325,000	1,339,368	1,354,801

Water — 1.5%*:
Aegea Finance Sarl+^	5.75	10/10/2024	750,000	714,220	737,813

Total Corporate Bonds			18,429,000	18,089,492	17,752,374

Foreign Government — 59.4%*:
Albania — 1.0%*:
Albania Government International Bond+^	3.50	10/9/2025	400,000	460,735	466,996

Angola — 1.0%*:
Angolan Government International Bond^+	8.25	5/9/2028	480,000	496,739	499,800

Argentina — 2.0%*:
Provincia de Buenos Aires+	4.00	5/1/2020	449,999	500,402	483,964
Provincia de Cordoba+^	7.13	6/10/2021	580,000	592,517	498,800

Total Argentina			1,029,999	1,092,919	982,764

Armenia — 2.1%*:
Republic of Armenia International Bond+^	7.15	3/26/2025	920,000	992,973	1,015,450

Brazil — 8.4%*:
Brazil Notas do Tesouro Nacional Serie B+	6.00	8/15/2050	3,990,000	4,072,037	4,025,322

Colombia — 3.6%*:
Colombian TES+	7.50	8/26/2026	750,000,000	242,941	252,864
Colombian TES+	7.75	9/18/2030	1,344,000,000	493,938	456,509
Colombian TES+	10.00	7/24/2024	2,688,600,000	1,042,681	1,001,367

Total Colombia			4,782,600,000	1,779,560	1,710,740

Dominican Republic — 1.4%*:
Dominican Republic International Bond+^	8.63	4/20/2027	570,000	668,535	667,618

Ecuador — 1.1%*:
Ecuador Government International Bond^+	9.65	12/13/2026	480,000	491,471	503,426

Egypt — 1.8%*:
Egypt Treasury Bills+	Zero Coupon	7/2/2019	10,550,000	564,180	584,222
Egypt Treasury Bills+	Zero Coupon	7/16/2019	5,275,000	279,776	292,566

Total Egypt			15,825,000	843,956	876,788

El Salvador — 3.7%*:
El Salvador Government International Bond+^	7.38	12/1/2019	200,000	201,264	201,493
El Salvador Government International Bond+^	8.25	4/10/2032	600,000	643,477	646,500
El Salvador Government International Bond+^	8.63	2/28/2029	850,000	986,501	945,200

Total El Salvador			1,650,000	1,831,242	1,793,193

Ghana — 3.8%*:
Ghana Government Bond+^	10.75	10/14/2030	700,000	866,991	854,000

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Ghana (continued):
Ghana Government Bond+	16.50%	2/6/2023	3,500,000	$808,547	$609,287
Ghana Government Bond+	17.60	11/28/2022	155,000	25,908	27,270
Ghana Government Bond+	18.25	7/25/2022	1,173,000	224,184	211,312
Ghana Government Bond+	21.50	3/9/2020	480,000	111,750	93,043
Ghana Government Bond+	24.75	3/1/2021	155,000	30,549	31,854

Total Ghana			6,163,000	2,067,929	1,826,766

Greece — 0.9%*:
Hellenic Republic Government Bond^+	3.88	3/12/2029	375,000	427,316	425,372

Indonesia — 2.6%*:
Indonesia Treasury Bond+	7.00	5/15/2027	3,578,000,000	238,934	241,088
Indonesia Treasury Bond+	8.38	3/15/2034	13,640,000,000	1,039,961	982,051

Total Indonesia			17,218,000,000	1,278,895	1,223,139

Ivory Coast — 0.9%*:
Ivory Coast Government International Bond^+	5.25	3/22/2030	420,000	453,446	449,849

Malaysia — 1.0%*:
Malaysia Government Bond+	3.96	9/15/2025	1,978,000	476,600	490,200

Mexico — 11.2%*:
Mexican Bonos+	7.75	11/13/2042	60,400,000	2,914,719	2,879,284
Mexican Bonos+	8.00	11/7/2047	41,000,000	1,871,897	1,996,496
Mexico Government International Bond+	5.75	12/12/2010	500,000	504,497	512,500

Total Mexico			101,900,000	5,291,113	5,388,280

Peru — 1.4%*:
Peru Government Bond+	6.85	2/12/2042	1,173,000	399,904	392,035
Peru Government Bond+	8.20	8/12/2026	800,000	284,164	289,118

Total Peru			1,973,000	684,068	681,153

Russia — 6.5%*:
Russian Federal Bond—OFZ+	7.70	3/23/2033	12,440,000	226,197	180,585
Russian Federal Bond—OFZ+	8.50	9/17/2031	190,560,000	3,701,807	2,950,682

Total Russia			203,000,000	3,928,004	3,131,267

Senegal — 0.7%*:
Senegal Government International Bond+^	4.75	3/13/2028	300,000	372,120	332,739

Ukraine — 4.3%*:
Ukraine Government International Bond+^	7.75	9/1/2020	625,000	637,734	622,797
Ukraine Government International Bond+^	7.75	9/1/2021	325,000	338,107	322,400
Ukraine Government International Bond^+	8.99	2/1/2024	600,000	597,634	603,300
Ukraine Government International Bond^+	9.75	11/1/2028	480,000	484,548	494,311

Total Ukraine			2,030,000	2,058,023	2,042,808

Total Foreign Government			22,344,083,999	29,767,681	28,533,670

Total Fixed Income			22,362,512,999	47,857,173	46,286,044

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 0.3%**:
Put Options Purchased — 0.3%*:
Bank of America
EUR Put/ USD Call N.A.	$1.14	6/19/2019	4,000,000	4,000,000	$49,964	$32,983	$82,947
USD Call/ GBP Put Citibank N.A.	1.29	4/16/2019	3,655,000	3,655,000	26,807	18,793	45,600

Total Put Options			7,655,000	7,655,000	76,771	51,776	128,547

Total Investments				22,370,167,999	47,933,944		46,414,591

Other assets and liabilities — 3.4%*							1,625,314

Net Assets — 100.0%							$48,039,905

OTC	Over the Counter
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Mexico	15.7%
Brazil	15.0%
Russia	7.6%
Ukraine	7.1%
Turkey	6.8%
Ghana	6.7%
China	5.3%
El Salvador	3.9%
Colombia	3.7%
Indonesia	2.6%
Armenia	2.2%
Argentina	2.1%
South Africa	2.1%
Chile	2.0%
Egypt	1.9%
Belarus	1.7%
Peru	1.5%
Dominican Republic	1.4%
Nigeria	1.2%
Congo	1.2%
Ecuador	1.1%
Angola	1.1%
Malaysia	1.1%
India	1.0%
Albania	1.0%
Ivory Coast	1.0%
Other (Individually less than 1%)	2.0%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2019.

A summary of outstanding derivatives at March 31, 2019 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/16/19	EUR/CZK	Bank of America N.A.	22,106,795	859,000	$(3,655)
4/16/19	EUR/PLN	BNP Paribas S.A.	13,016,766	3,013,559	7,355
4/16/19	EUR/PLN	Bank of America N.A.	422,214	98,000	(44)
4/16/19	EUR/PLN	Barclays Bank plc	473,621	109,000	997
4/16/19	HUF/EUR	Bank of America N.A.	681,000	218,328,600	1,600

Net unrealized appreciation on cross currency forward foreign currency exchange contracts					$6,253

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/29/19	JPMorgan Chase Bank N.A.	ARS	18,656,207	$331,607	$354,008	$(22,401)
10/29/19	BNP Paribas S.A.	ARS	86,840,864	1,543,565	1,635,000	(91,435)
10/29/19	Bank of America N.A.	ARS	37,505,807	666,652	719,609	(52,957)
4/23/19	JPMorgan Chase Bank N.A.	AUD	2,645,835	1,879,465	1,903,672	(24,207)
4/23/19	Bank of America N.A.	AUD	80,034	56,852	57,000	(148)
4/9/19	BNP Paribas S.A.	BRL	1,729,976	441,608	448,471	(6,863)
4/9/19	Citibank N.A.	BRL	5,016,374	1,280,520	1,299,765	(19,245)
4/9/19	JPMorgan Chase Bank N.A.	CLP	596,358,886	876,360	855,731	20,629
4/9/19	Goldman Sachs & Co.	COP	327,048,800	102,544	104,000	(1,456)
4/16/19	Bank of America N.A.	EUR	42,807	48,076	48,925	(849)
4/16/19	Citibank N.A.	EUR	5,496,626	6,173,167	6,339,085	(165,918)
4/23/19	Barclays Bank plc	MYR	5,984,306	1,466,523	1,457,151	9,372
4/16/19	Bank of America N.A.	SEK	8,294,060	893,023	941,404	(48,381)
4/16/19	Bank of America N.A.	ZAR	34,223,129	2,367,860	2,360,174	7,686

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(396,173)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/9/19	JPMorgan Chase Bank N.A.	BRL	1,729,976	$441,608	$459,245	$17,637
4/9/19	Citibank N.A.	CLP	596,358,886	876,360	856,075	(20,285)
4/23/19	BNP Paribas S.A.	CNH	16,028,878	2,384,127	2,367,787	(16,340)
4/23/19	Barclays Bank plc	CNH	365,966	54,434	54,000	(434)
4/9/19	Bank of America N.A.	COP	4,654,362,625	1,459,341	1,480,655	21,314
6/14/19	Citibank N.A.	CRC	339,191,854	568,834	551,531	(17,303)
4/16/19	Citibank N.A.	EUR	547,425	614,804	628,251	13,447
4/16/19	Bank of America N.A.	EUR	1,109,745	1,246,336	1,246,942	606
4/16/19	Bank of America N.A.	GBP	751,690	979,735	969,000	(10,735)
6/25/19	Goldman Sachs & Co.	GHS	2,604,960	480,592	486,000	5,408
Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/23/19	Citibank N.A.	IDR	31,824,743,572	$2,225,869	$2,221,158	$(4,711)
4/23/19	JPMorgan Chase Bank N.A.	IDR	13,004,133,000	909,528	901,000	(8,528)
4/16/19	Goldman Sachs & Co.	ILS	3,536,048	974,340	976,000	1,660
4/23/19	Barclays Bank plc	INR	96,223,155	1,382,348	1,352,612	(29,736)
4/23/19	Bank of America N.A.	INR	4,611,520	66,249	64,000	(2,249)
4/23/19	JPMorgan Chase Bank N.A.	KRW	1,026,764,900	903,287	919,381	16,094
4/23/19	BNP Paribas S.A.	KRW	55,800,000	49,089	50,000	911
4/9/19	JPMorgan Chase Bank N.A.	MXN	33,888,235	1,743,936	1,708,246	(35,690)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

4/9/19	Bank of America N.A.	MXN	41,767,985	2,149,438	2,140,000	(9,438)
4/23/19	Barclays Bank plc	MYR	8,013,922	1,963,903	1,963,000	(903)
4/23/19	Citibank N.A.	NZD	1,427,290	972,362	976,000	3,638
4/9/19	JPMorgan Chase Bank N.A.	PEN	2,238,415	674,455	661,177	(13,278)
4/23/19	Citibank N.A.	PHP	126,255,750	2,393,020	2,390,397	(2,623)
4/16/19	Goldman Sachs & Co.	RUB	140,119,891	2,130,546	2,067,809	(62,737)
4/16/19	Bank of America N.A.	RUB	14,047,907	213,601	215,000	1,399
4/23/19	JPMorgan Chase Bank N.A.	SGD	1,308,376	965,805	968,308	2,503
4/23/19	Citibank N.A.	THB	31,006,544	977,564	976,000	(1,564)
4/16/19	JPMorgan Chase Bank N.A.	ZAR	13,090,950	905,748	933,464	27,716
4/16/19	Bank of America N.A.	ZAR	20,092,897	1,390,205	1,442,000	51,795
4/16/19	Barclays Bank plc	ZAR	1,039,282	71,907	73,000	1,093

Net unrealized depreciation on forward foreign currency exchange contracts to sell						$(71,333)

Currency Legend

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

CRC – Costa Rican Colon

CZK – Czech Koruna

EUR – Euro

GBP – British Pound Sterling

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PHP – Philippines Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thai Baht

ZAR – South African Rand

FUTURES

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Short Future
U.S. Ultra Bond	06/19/19	8	$(1,302,535)	Short	$(1,344,000)	$(41,465)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

Centrally Cleared Interest Rate Swaps

FLOATING RATE REFERENCE	PAY/ RECEIVE FLOATING RATE	FIXED RATE	MATURITY DATE	PAY/RECEIVE PAYMENT FREQUENCY	NOTIONAL AMOUNT	CLEARED EXCHANGE	UNREALIZED APPRECIATION DEPRECIATION
KRW-CDI Rate	Pay	1.86%	12/14/23	3M/3M	5,600,000,000	CME	(52,035)
3M MOSPR	Receive	8.21%	3/21/24	1Y/3M	110,000,000	CME	(10,930)
3M MOSPR	Receive	8.27%	3/21/24	1Y/3M	94,000,000	CME	(5,836)
3M MOSPR	Receive	8.28%	3/21/24	1Y/3M	62,000,000	CME	(3,464)
HUF-BUBOR Rate	Pay	0.97%	3/26/22	1Y/6M	1,500,000,000	CME	(21,997)
PLN-WIBOR Rate	Pay	2.01%	3/22/24	1Y/6M	19,000,000	CME	(16,372)
HUF-BUBOR Rate	Pay	1.08%	2/06/22	1Y/6M	1,590,000,000	CME	(43,938)
HUF-BUBOR Rate	Pay	1.32%	12/17/21	1Y/6M	2,241,000,000	CME	(114,715)

Total Centrally Cleared Interest Rate Swaps							$(269,287)

OTC Cross Currency Swaps

NOTIONAL AMOUNT	FUND PAYS	PAY/RECEIVE PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	NOTIONAL AMOUNT	FUND RECEIVES	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
300,000 EUR	4.75%	1Y/6M	03/13/2028	Bank of America N.A.	372,150 USD	7.43%	30	$48,973	$48,943
420,000 EUR	3.88%	1Y/6M	03/22/2030	Citibank N.A.	475,860 USD	8.19%	(126)	15,893	16,019
375,000 EUR	3.88%	1Y/6M	03/12/2029	Citibank N.A.	424,875 USD	6.64%	(112)	12,249	12,361
100,000 EUR	4.00%	1Y/6M	05/01/2020	Citibank N.A.	114,000 USD	7.13%	(5)	1,962	1,967
400,000 EUR	3.50%	1Y/6M	10/09/2025	Citibank N.A.	462,000 USD	6.56%	(60)	33,288	33,348
113,000 EUR	4.00%	1Y/6M	05/01/2020	Citibank N.A.	128,402 USD	7.30%	(6)	3,199	3,205
237,000 EUR	4.00%	1Y/6M	05/01/2020	Citibank N.A.	270,654 USD	7.33%	1,126	8,241	7,115

Total OTC Cross Currency Swaps							847	$123,805	122,958

OTC—Interest Rate Swaps

DESCRIPTION	NOTIONAL AMOUNT		UNREALIZED DEPRECIATION	VALUE
Agreement with Bank of America N.A. dated 03/12/19 receiving a fixed rate of 8.43% paying the notional amount multiplied by the BRL-CDI rate. Expiring 1/2/25	BRL	10,504,772	$(14,256)	$(14,256)

OTC Credit Default Swaps—Sell Protection(1)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED APPRECIATION (DEPRECIATION)
Brazil Government International Bond	1.00%	3M	6/20/2024	Bank of America N.A.	$500,000	$500,000	$(14,728)	$(17,707)	$(2,979)
Colombia Government International Bond	1.00%	3M	6/20/2024	Bank of America N.A.	1,000,000	1,000,000	(6,039)	(3,735)	2,304
Indonesia Government International Bond	1.00%	3M	6/20/2024	BNP Paribas S.A.	3,000,000	3,000,000	(727)	(4,392)	(3,665)
Malaysia Government International Bond	1.00%	3M	6/20/2024	BNP Paribas S.A.	1,500,000	1,500,000	28,576	28,659	83
Mexico Government International Bond	1.00%	3M	6/20/2024	JPMorgan Chase Bank N.A.	500,000	500,000	(6,585)	(4,998)	1,587
Mexico Government International Bond	1.00%	3M	6/20/2024	Bank of America N.A.	1,000,000	1,000,000	(14,286)	(9,997)	4,289
Peruvian Government International Bond	1.00%	3M	6/20/2024	Bank of America N.A.	500,000	500,000	(14,453)	(17,707)	(3,254)
Peruvian Government International Bond	1.00%	3M	6/20/2024	Bank of America N.A.	1,000,000	1,000,000	15,876	17,161	1,285
Turkey Government International Bond	1.00%	3M	6/20/2019	JPMorgan Chase Bank N.A.	500,000	500,000	(4,255)	(2,209)	2,046

Total OTC Credit Default Swaps							(16,621)	(14,925)	1,696

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

Abbreviation Legend

OTC – Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Global Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2019

	SHARES	COST	FAIR VALUE
Equities — 92.2%*:
Common Stocks — 92.2%*:
Communication Services — 6.1%*:
Mail.Ru Group Ltd.(a) +	4,180	$110,981	$103,497
Tencent Holdings Ltd.+	12,100	486,586	556,449

Total Communication Services	16,280	597,567	659,946

Consumer Discretionary — 10.7%*:
Alibaba Group Holding Ltd.(a) +	4,266	669,662	778,332
Naspers Ltd.+	934	196,725	215,696
Samsonite International SA^ (a)	55,500	164,954	177,813

Total Consumer Discretionary	60,700	1,031,341	1,171,841

Consumer Staples — 3.3%*:
CP ALL Public Company Limited+	71,600	150,312	168,650
Natura Cosmeticos SA+	6,900	46,934	79,991
X5 Retail Group NV+	4,259	103,537	106,134

Total Consumer Staples	82,759	300,783	354,775

Energy — 5.6%*:
CNOOC Ltd.+	117,000	215,023	219,097
Novatek PJSC+	322	55,723	55,191
Reliance Industries Ltd.+ ^	8,504	288,054	341,010

Total Energy	125,826	558,800	615,298

Financials — 32.0%*:
AIA Group Ltd.+	24,200	200,659	240,922
B3 SA - Brasil Bolsa Balcao+	20,557	111,069	168,642
Banco do Brasil SA+	8,300	56,922	103,280
Bancolombia SA+	4,723	192,923	241,156
China Construction Bank Corp.+	496,000	410,951	425,236
China Pacific Insurance Group Co. Ltd.+	49,400	172,692	193,825
Grupo Financiero Banorte SAB de CV+	30,302	215,928	164,621
Hana Financial Group, Inc.+	6,217	237,492	199,365
HDFC Bank Ltd.+	3,800	358,595	440,458
Itau Unibanco Holding SA+	21,781	152,279	191,891
Mega Financial Holding Co. Ltd.+	213,000	182,642	193,853
Ping An Insurance Group Co. of China Ltd.+	35,000	332,657	391,913
PT Bank Negara Indonesia Persero Tbk+	354,100	174,120	233,746
Sanlam Ltd.+	32,257	164,909	164,898
Sberbank of Russia PJSC+ ††	10,509	119,730	138,509

Total Financials	1,310,146	3,083,568	3,492,315

Industrials — 3.4%*:
China State Construction International Holdings Ltd.+	210,000	198,648	196,626
Rumo SA(a) +	36,200	125,794	177,054

Total Industrials	246,200	324,442	373,680

Information Technology — 17.4%*:
Chicony Electronics Co. Ltd.+	49,000	100,603	113,993
Hangzhou Hikvision Digital Technology Co. Ltd.+	33,300	135,627	173,779
Infosys Ltd.+	12,411	130,681	135,652
Samsung Electronics Co. Ltd.+	17,290	692,046	680,115
Sunny Optical Technology Group Co. Ltd.+	9,400	108,663	112,262

See accompanying Notes to the Schedule of Investments.

Barings Global Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	SHARES	COST	FAIR VALUE
Common Stocks (continued):
Information Technology (continued):
Taiwan Semiconductor Manufacturing Co. Ltd.+	86,000	$716,077	$685,031

Total Information Technology	207,401	1,883,697	1,900,832

Materials — 7.1%*:
Angang Steel Co. Ltd.+	180,000	156,043	131,619
Anglo American plc+	11,462	235,186	306,490
Cemex SAB de CV(a) +	16,900	120,690	78,416
LG Chem Ltd.+	793	250,323	255,694

Total Materials	209,155	762,242	772,219

Real Estate — 4.8%*:
China Overseas Land & Investment Ltd.+	72,000	214,001	273,326
China Resources Land Ltd.+	56,000	188,928	251,110

Total Real Estate	128,000	402,929	524,436

Utilities — 1.8%*:
Huaneng Renewables Corp. Ltd.+	694,000	202,375	192,730

Total Common Stocks	3,080,467	9,147,744	10,058,072

Total Equities	3,080,467	9,147,744	10,058,072

Mutual Fund — 3.6%*:
iShares MSCI India ETF	11,081	372,133	390,605

Total Investments	3,091,548	9,519,877	10,448,677

Other assets and liabilities – 4.2%*			454,185

Net Assets – 100.0%			$10,902,862

*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

China	37.3%
India	12.5%
Republic of Korea	10.9%
Taiwan	9.5%
Brazil	6.9%
South Africa	6.6%
Hong Kong	4.0%
Russia	3.9%
Mexico	2.3%
Colombia	2.3%
Indonesia	2.2%
Thailand	1.6%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

††	Illiquid security.
(a)	Non-income producing security.

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2019

			SHARES	COST	FAIR VALUE
Equities — 0.4%*:
Common Stock — 0.4%*:
Oil and Gas — 0.4%*:
Jupiter Resources, Inc.+			33,592	$162,354	$104,975

Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)¤††			319	—	3,397
Appvion Holdings Corp. (exp. June 13, 2023)¤			319	—	—

Total Diversified/Conglomerate Manufacturing			638	—	3,397

Total Warrants			638	—	3,397

Total Equities			34,230	162,354	108,372

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 97.1%*:
Bank Loans — 7.4%*§:
Aerospace and Defense — 1.1%*:
Ducommun, Inc., 1M LIBOR + 4.000%	6.54%	11/16/2025	33,010	32,846	32,927
TransDigm, Inc., 1M LIBOR + 2.500%	4.99	6/9/2023	243,385	239,447	237,483

Total Aerospace and Defense			276,395	272,293	270,410

Broadcasting and Entertainment — 0.2%*:
CSC Holdings, LLC, 1M LIBOR + 3.000%	5.59	4/15/2027	40,202	39,803	39,951

Chemicals, Plastics and Rubber — 0.4%*:
Consolidated Energy Finance, S.A., 1M LIBOR + 2.500%	4.99	5/7/2025	108,809	104,527	105,001

Diversified/Conglomerate Manufacturing — 0.2%*:
Tank Holding Corp., 1M LIBOR + 4.000%	6.59	3/26/2026	61,542	61,234	61,580

Diversified/Conglomerate Service — 0.9%*:
Evertec Group, LLC, 1M LIBOR + 3.500%	6.00	11/27/2024	43,203	42,998	43,095
Vertafore, Inc., 1M LIBOR + 3.250%	5.75	7/2/2025	179,550	175,395	176,087

Total Diversified/Conglomerate Service			222,753	218,393	219,182

Electronics — 0.4%*:
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	7.02	1/27/2023	124,682	115,779	115,116

Leisure, Amusement, Entertainment — 0.3%*:
SeaWorld Parks & Entertainment, Inc., 3M LIBOR + 3.000%	5.50	3/31/2024	78,377	78,287	77,524

Oil and Gas — 1.1%*:
Fieldwood Energy LLC, 1M LIBOR + 5.250%	7.75	4/11/2022	300,000	303,679	288,000

Retail Stores — 0.7%*:
Michaels Stores, Inc., 1M LIBOR + 2.500%	4.99	1/30/2023	179,387	174,347	175,500

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Telecommunications — 2.1%*:
Banff Merger Sub, Inc., 3M LIBOR + 4.250%	6.85%	10/2/2025	113,565	$112,476	$111,086
CenturyLink, Inc., 3M LIBOR + 2.750%	5.25	1/31/2025	248,115	246,466	242,999
CommScope, Inc., 1M LIBOR + 3.250%	5.84	4/6/2026	29,737	29,439	29,687
Sprint Communications, Inc., 1M LIBOR + 2.500%	5.00	2/2/2024	173,337	166,866	168,570

Total Telecommunications			564,754	555,247	552,342

Total Bank Loans			1,956,901	1,923,589	1,904,606

Corporate Bonds — 89.7%*:
Aerospace and Defense — 2.8%*:
Avolon Holdings Funding Ltd.^	5.25	5/15/2024	129,000	129,723	132,870
Heathrow Finance plc+	3.88	3/1/2027	100,000	126,974	124,056
Triumph Group, Inc.	4.88	4/1/2021	38,000	37,208	37,050
Triumph Group, Inc.	7.75	8/15/2025	250,000	250,000	238,750
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC^	7.75	6/1/2020	200,000	199,848	198,500

Total Aerospace and Defense			717,000	743,753	731,226

Automobile — 2.7%*:
AA Bond Co. Ltd.+	5.50	7/31/2022	200,000	276,909	229,882
Allison Transmission, Inc.^	5.88	6/1/2029	120,000	120,000	121,350
Garrett LX I Sarl/Garrett Borrowing LLC+	5.13	10/15/2026	100,000	117,490	106,005
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.^	6.25	5/15/2026	119,000	119,000	121,380
RAC Bond Co. PLC+	5.00	11/6/2022	100,000	128,880	118,633

Total Automobile			639,000	762,279	697,250

Beverage, Food and Tobacco — 3.4%*:
Boparan Finance PLC+	5.50	7/15/2021	150,000	191,621	133,490
Darling Ingredients, Inc.^	5.25	4/15/2027	86,000	86,000	87,129
JBS USA LUX SA/JBS USA Finance, Inc.^	5.88	7/15/2024	137,000	140,014	140,767
JBS USA LUX SA/JBS USA Finance, Inc.^	6.75	2/15/2028	250,000	250,000	258,750
KeHE Distributors LLC/KeHE Finance Corp.^	7.63	8/15/2021	150,000	150,870	148,500
Sunshine Mid BV+	6.50	5/15/2026	100,000	121,055	114,110

Total Beverage, Food and Tobacco			873,000	939,560	882,746

Broadcasting and Entertainment — 4.9%*:
Arqiva Broadcast Finance PLC+	6.75	9/30/2023	100,000	130,610	138,353
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.00	2/1/2028	275,000	275,087	271,191
Clear Channel Worldwide Holdings, Inc.^	9.25	2/15/2024	190,000	190,000	201,400
DISH DBS Corp.	7.75	7/1/2026	125,000	125,000	108,750
Intelsat Jackson Holdings SA^	8.50	10/15/2024	250,000	250,000	243,125
Intelsat Jackson Holdings SA^	9.75	7/15/2025	25,000	26,304	25,383
Tele Columbus AG+	3.88	5/2/2025	150,000	157,342	150,254

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Broadcasting and Entertainment (continued):
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	6.25%	1/15/2029	90,000	$104,737	$111,861

Total Broadcasting and Entertainment			1,205,000	1,259,080	1,250,317

Buildings and Real Estate — 1.8%*:
Mattamy Group Corp.^+	6.50	10/1/2025	45,000	43,991	44,170
Mattamy Group Corp.^+	6.88	12/15/2023	123,000	116,492	125,460
Realogy Group LLC/Realogy Co-Issuer Corp.^	9.38	4/1/2027	125,000	125,000	127,969
Residomo SRO+	3.38	10/15/2024	150,000	176,094	170,623

Total Buildings and Real Estate			443,000	461,577	468,222

Cargo Transport — 3.5%*:
American Airlines Group, Inc.^	5.50	10/1/2019	265,000	265,941	268,286
Kenan Advantage Group, Inc.^	7.88	7/31/2023	400,000	409,031	387,000
XPO Logistics, Inc.^	6.75	8/15/2024	250,000	250,000	255,000

Total Cargo Transport			915,000	924,972	910,286

Chemicals, Plastics and Rubber — 3.7%*:
Consolidated Energy Finance SA^	6.88	6/15/2025	300,000	298,770	302,250
Diamond BC BV	5.63	8/15/2025	100,000	107,079	104,771
INEOS Group Holdings SA+	5.38	8/1/2024	100,000	109,799	115,233
LBC Tank Terminals Holding Netherlands BV^	6.88	5/15/2023	215,000	209,789	203,175
Monitchem HoldCo 2 SA+	6.88	6/15/2022	100,000	100,195	100,913
Starfruit Finco BV/Starfruit US Holdco LLC+	6.50	10/1/2026	100,000	117,785	112,230

Total Chemicals, Plastics and Rubber			915,000	943,417	938,572

Containers, Packaging and Glass — 1.4%*:
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.+^	7.25	5/15/2024	200,000	206,052	210,690
BWAY Holding Co.	4.75	4/15/2024	100,000	115,660	114,042
BWAY Holding Co.^	7.25	4/15/2025	47,000	45,035	45,325

Total Containers, Packaging and Glass			347,000	366,747	370,057

Diversified/Conglomerate Manufacturing — 1.5%*:
Appvion ESC^	9.00	6/1/2020	327,000	263,406	—
Colfax Corp.^	6.00	2/15/2024	119,000	119,000	123,909
Colfax Corp.^	6.38	2/15/2026	135,000	135,000	143,690
Energizer Gamma Acquisition BV	4.63	7/15/2026	100,000	116,130	115,107

Total Diversified/Conglomerate Manufacturing			681,000	633,536	382,706

Diversified/Conglomerate Service — 5.0%*:
Algeco Global Finance PLC+	6.50	2/15/2023	100,000	121,614	116,652
Carlson Travel, Inc.^	9.50	12/15/2024	280,000	280,000	269,500
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho^	10.00	11/30/2024	200,000	217,598	218,000
Infor US, Inc.	5.75	5/15/2022	100,000	115,942	114,326
Iron Mountain UK PLC	3.88	11/15/2025	100,000	132,815	123,840
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	257,000	266,494	269,850
Verisure Midholding AB+	5.75	12/1/2023	150,000	176,872	170,383

Total Diversified/Conglomerate Service			1,187,000	1,311,335	1,282,551

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Electronics — 3.7%*:
SS&C Technologies, Inc.^††	5.50%	9/30/2027	250,000	$250,000	$252,500
TIBCO Software, Inc.^	11.38	12/1/2021	439,000	466,074	467,315
Veritas US, Inc./Veritas Bermuda Ltd.^	10.50	2/1/2024	250,000	257,003	223,125

Total Electronics			939,000	973,077	942,940

Finance — 6.2%*:
Arrow Global Finance PLC+	5.13	9/15/2024	150,000	192,949	186,576
Cabot Financial Luxembourg SA+	7.50	10/1/2023	100,000	134,005	127,625
Galaxy Finco Ltd.+	7.88	11/15/2021	250,000	380,634	317,407
Garfunkelux Holdco 3 S.A.+	8.50	11/1/2022	300,000	445,694	352,638
Jerrold Finco PLC+	6.13	1/15/2024	100,000	124,555	130,562
Nexi Capital SpA+	4.13	11/1/2023	100,000	119,575	116,432
Park Aerospace Holdings Ltd.+^	5.25	8/15/2022	97,000	97,604	99,415
VFH Parent LLC/Orchestra Co-Issuer, Inc.^	6.75	6/15/2022	244,000	249,292	251,645

Total Finance			1,341,000	1,744,308	1,582,300

Healthcare, Education and Childcare — 9.8%*:
Advanz Pharma Corp.+	8.00	9/6/2024	100,000	95,020	94,688
Avantor, Inc.^	9.00	10/1/2025	120,000	120,000	130,050
Bausch Health Americas., Inc.^	8.50	1/31/2027	170,000	175,491	180,200
Bausch Health Cos., Inc.^	5.88	5/15/2023	42,000	36,427	42,525
Bausch Health Cos., Inc.^	6.13	4/15/2025	224,000	200,379	221,760
Bausch Health Cos., Inc.^	5.50	3/1/2023	101,000	81,335	101,505
Bausch Health Cos., Inc.^	5.75	8/15/2027	99,000	99,000	101,505
CTC BondCo GmbH+	5.25	12/15/2025	100,000	117,480	111,198
Endo Dac/Endo Finance LLC/Endo Finco Inc^	6.00	2/1/2025	240,000	195,869	173,587
Envision Healthcare Corp.^	8.75	10/15/2026	250,000	250,000	222,813
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.63	10/15/2023	38,000	33,914	31,540
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.75	8/1/2022	34,000	31,630	31,620
Nidda Healthcare Holding GmbH+	3.50	9/30/2024	100,000	112,035	111,053
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63	5/15/2022	220,000	212,013	208,780
Par Pharmaceutical, Inc.^	7.50	4/1/2027	150,000	150,000	152,100
Rossini Sarl+	6.75	10/30/2025	100,000	119,457	118,625
Synlab Unsecured Bondco PLC+	8.25	7/1/2023	100,000	130,601	118,759
Tenet Healthcare Corp.^	6.25	2/1/2027	250,000	250,000	259,512
Unilabs Subholding AB+	5.75	5/15/2025	100,000	112,145	111,243

Total Healthcare, Education and Childcare			2,538,000	2,522,796	2,523,063

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.9%*:
LSF9 Balta Issuer Sarl+	7.75	9/15/2022	202,500	238,001	221,469

Hotels, Motels, Inns and Gaming — 1.8%*:
TVL Finance PLC+	8.50	5/15/2023	160,000	224,218	217,733
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.25	5/15/2027	125,000	125,000	118,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.50	3/1/2025	125,000	123,437	123,437

Total Hotels, Motels, Inns and Gaming			410,000	472,655	459,295

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Insurance — 1.7%*:
Acrisure LLC/Acrisure Finance, Inc.^	7.00%	11/15/2025	250,000	$250,000	$225,000
Acrisure LLC/Acrisure Finance, Inc.^	8.13	2/15/2024	200,000	200,000	207,232

Total Insurance			450,000	450,000	432,232

Leisure, Amusement, Entertainment — 4.6%*:
AMC Entertainment Holdings, Inc.	6.38	11/15/2024	200,000	260,127	253,001
Brunswick Corp.	7.13	8/1/2027	317,000	332,710	351,759
CPUK Finance Ltd.+	4.88	8/28/2025	100,000	120,963	128,021
Perform Group Financing PLC+	8.50	11/15/2020	100,000	150,787	131,222
Playtech plc+	4.25	3/7/2026	100,000	116,609	114,446
Thomas Cook Group PLC+	6.25	6/15/2022	100,000	92,174	87,283
Vue International Bidco PLC+	7.88	7/15/2020	100,000	130,623	129,887

Total Leisure, Amusement, Entertainment			1,017,000	1,203,993	1,195,619

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.9%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.^	9.00	2/15/2023	250,000	250,000	240,000

Mining, Steel, Iron and Non-Precious Metals — 6.9%*:
Constellium NV	4.25	2/15/2026	100,000	117,385	114,088
First Quantum Minerals Ltd.+^	6.88	3/1/2026	229,000	229,000	212,397
First Quantum Minerals Ltd.^+	7.50	4/1/2025	75,000	69,663	71,813
Hecla Mining Co.	6.88	5/1/2021	250,000	232,958	250,000
Kinross Gold Corp.+	5.95	3/15/2024	127,000	131,010	135,890
Kinross Gold Corp.	6.88	9/1/2041	82,000	81,607	83,640
New Gold, Inc.^	6.25	11/15/2022	150,000	132,497	132,000
Northwest Acquisitions ULC/Dominion Finco, Inc.+^	7.13	11/1/2022	107,000	106,692	94,160
Peabody Energy Corp.^	6.00	3/31/2022	228,000	228,647	229,710
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50	6/15/2025	250,000	246,949	253,125
Warrior Met Coal, Inc.^	8.00	11/1/2024	198,000	198,000	206,786

Total Mining, Steel, Iron and Non-Precious Metals			1,796,000	1,774,408	1,783,609

Oil and Gas — 9.3%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.63	1/15/2022	125,000	124,740	115,625
CGG Holding US, Inc.+	7.88	5/1/2023	150,000	184,234	180,798
Citgo Holding, Inc.^	10.75	2/15/2020	341,000	342,241	349,593
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	6/15/2020	288,000	284,141	217,440
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/1/2025	300,000	300,000	291,750
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25	10/15/2025	250,000	250,000	132,500
KCA Deutag UK Finance PLC+^	9.63	4/1/2023	200,000	205,439	167,250
Laredo Petroleum, Inc.	5.63	1/15/2022	125,000	116,798	114,219
Neptune Energy Bondco PLC^	6.63	5/15/2025	200,000	200,225	196,000
SM Energy Co.	6.63	1/15/2027	119,000	119,000	113,050
Transocean, Inc.	6.80	3/15/2038	42,000	33,840	32,550
Transocean, Inc.	9.35	12/15/2041	32,000	29,804	29,960
Tullow Oil PLC+^	6.25	4/15/2022	250,000	217,725	251,000
Welltec A/S+^	9.50	12/1/2022	200,000	198,487	193,500

Total Oil and Gas			2,622,000	2,606,674	2,385,235

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Personal and Non-Durable Consumer Products Mfg. Only — 0.4%*:
Samsonite Finco Sarl	3.50%		5/15/2026	100,000	$109,751	$111,895

Personal Transportation — 0.5%*:
Getlink SE+	3.63		10/1/2023	100,000	117,465	116,533

Personal, Food and Miscellaneous — 0.9%*:
Ocado Group PLC+	4.00		6/15/2024	100,000	128,073	132,001
Simmons Foods, Inc.^	7.75		1/15/2024	104,000	104,908	110,760

Total Personal, Food and Miscellaneous				204,000	232,981	242,761

Printing and Publishing — 0.3%*:
Nielsen Finance LLC/Nielsen Finance Co.^	5.00		4/15/2022	73,000	71,686	72,088

Retail Stores — 1.2%*:
Maxeda DIY Holding B.V.+	6.13		7/15/2022	100,000	114,070	109,651
Takko Luxembourg 2 SCA+	5.38		11/15/2023	100,000	99,312	89,740
Travelex Financing PLC+	8.00		5/15/2022	100,000	108,750	107,465

Total Retail Stores				300,000	322,132	306,856

Telecommunications — 7.9%*:
CommScope Finance LLC^	6.00		3/1/2026	110,000	110,000	113,781
CommScope Finance LLC^	8.25		3/1/2027	200,000	200,000	207,500
CSC Holdings LLC^	7.50		4/1/2028	250,000	250,000	267,887
DKT Finance ApS^+	9.38		6/17/2023	200,000	214,966	214,100
Intelsat Connect Finance SA^	9.50		2/15/2023	89,000	87,620	78,792
Sprint Corp.	7.63		3/1/2026	325,000	336,084	329,387
Sprint Corp.	7.88		9/15/2023	78,000	81,794	81,705
Telecom Italia SpA/Milano+	4.00		4/11/2024	100,000	113,789	118,048
UPCB Finance VII Ltd.+	3.63		6/15/2029	100,000	114,339	116,432
ViaSat, Inc.^	5.63		4/15/2027	149,000	149,000	151,624
Virgin Media Receivables Financing Notes I DAC+	5.50		9/15/2024	100,000	134,736	130,870
Wind Tre SpA, 3M EURIBOR + 2.750%+	2.75	#	1/20/2024	100,000	103,832	106,454
Ziggo B.V.+	4.25		1/15/2027	100,000	115,049	115,260

Total Telecommunications				1,901,000	2,011,209	2,031,840

Utilities — 2.0%*:
Nordex SE+	6.50		2/1/2023	100,000	124,195	111,524
Techem Verwaltungsgesellschaft 674 mbH+	6.00		7/30/2026	250,000	291,494	290,126
Viridian Group Finance Co. PLC/Viridian Power & Energy+	4.00		9/15/2025	100,000	118,823	111,166

Total Utilities				450,000	534,512	512,816

Total Corporate Bonds				22,615,500	23,981,904	23,074,484

Total Fixed Income				24,572,401	25,905,493	24,979,090

Total Investments				24,606,631	26,067,847	25,087,462

Other assets and liabilities — 2.5%*						652,651

Net Assets — 100.0%						$25,740,113

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	65.3%
United Kingdom	13.6%
Germany	4.8%
Canada	2.0%
Italy	1.8%
Netherlands	1.8%
Ireland	1.7%
France	1.7%
Denmark	1.6%
Switzerland	1.3%
Zambia	1.1%
Ghana	1.0%
Other (Individually less than 1%)	2.3%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

§

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2019. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2019.

A summary of outstanding derivatives at March 31, 2019 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
4/5/19	Bank of America N.A.	EUR	102,955	$115,519	$117,343	$(1,824)
4/5/19	Bank of America N.A.	GBP	86,729	112,978	114,608	(1,630)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(3,454)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
4/5/19	Bank of America N.A.	EUR	4,062,711	$4,558,514	$4,628,687	$70,173
4/5/19	JPMorgan Chase Bank N.A.	EUR	196,990	221,030	223,912	2,882
4/5/19	Bank of America N.A.	GBP	2,513,132	3,273,734	3,326,511	52,777

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$125,832

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2019

			SHARES	COST	FAIR VALUE
Equities — 0.6%*:
Common Stocks — 0.6%*:
Oil and Gas — 0.6%*:
Fieldwood Energy LLC			1,006	$35,210	$32,863
Fieldwood Energy LLC			4,100	88,421	133,935
Jupiter Resources, Inc.+			39,729	192,017	124,153

Total Oil and Gas			44,835	315,648	290,951

Total Common Stocks			44,835	315,648	290,951

Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)¤††			357	—	3,801
Appvion Holdings Corp. (exp. June 13, 2023)¤			357	—	—

Total Diversified/Conglomerate Manufacturing			714	—	3,801

Total Warrants			714	—	3,801

Total Equities			45,549	315,648	294,752

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 97.4%*:
Bank Loans — 8.0%*§:
Aerospace and Defense — 0.6%*:
Ducommun, Inc., 1M LIBOR + 4.000%	6.54%	11/16/2025	34,275	34,105	34,190
TransDigm, Inc., 1M LIBOR + 2.500%	5.12	6/9/2023	243,386	239,447	237,483

Total Aerospace and Defense			277,661	273,552	271,673

Broadcasting and Entertainment — 0.7%*:
CSC Holdings, LLC, 1M LIBOR + 3.000%	5.59	4/15/2027	44,968	44,522	44,687
AP NMT Acquisition B.V., 3M LIBOR + 5.750%+	8.55	8/13/2021	296,891	296,910	294,852

Total Broadcasting and Entertainment			341,859	341,432	339,539

Buildings and Real Estate — 0.1%*:
GYP Holdings III Corp., 1M LIBOR + 2.750%	5.25	6/1/2025	30,402	30,402	29,401

Chemicals, Plastics and Rubber — 0.3%*:
Consolidated Energy Finance, S.A., 1M LIBOR + 2.500%	4.99	5/7/2025	159,711	153,174	154,121

Containers, Packaging and Glass — 1.0%*:
BWAY Holding Co., 1M LIBOR + 3.250%	6.03	4/3/2024	249,365	236,143	242,944
Reynolds Group Holdings, Inc., 1M LIBOR + 2.750%	5.25	2/5/2023	222,330	213,393	219,551

Total Containers, Packaging and Glass			471,695	449,536	462,495

Diversified/Conglomerate Manufacturing — 0.2%*:
Tank Holding Corp., 1M LIBOR + 4.000%	6.69	3/26/2026	91,932	91,472	91,990

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Diversified/Conglomerate Service — 1.0%*:
Evertec Group, LLC, 1M LIBOR + 3.500%	6.00%	11/27/2024	46,034	$45,816	$45,920
SonicWALL, Inc., 3M LIBOR + 7.500%	10.18	5/18/2026	51,897	51,429	49,432
Vertafore, Inc., 1M LIBOR + 3.250%	5.75	7/2/2025	399,000	389,766	391,303

Total Diversified/Conglomerate Service			496,931	487,011	486,655

Electronics — 0.6%*:
Renaissance Holding Corp., 1M LIBOR + 7.000%	9.50	5/29/2026	68,963	67,724	62,986
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	5.50	1/27/2023	249,364	231,558	230,232

Total Electronics			318,327	299,282	293,218

Leisure, Amusement, Entertainment — 0.2%*:
SeaWorld Parks & Entertainment, Inc., 3M LIBOR + 3.000%	5.50	3/31/2024	90,928	90,822	89,938

Oil and Gas — 0.5%*:
Fieldwood Energy LLC, 1M LIBOR + 5.250%	7.75	4/11/2022	172,215	156,910	165,327
Fieldwood Energy LLC, 1M LIBOR + 7.250%	9.75	4/11/2023	91,996	37,710	77,621

Total Oil and Gas			264,211	194,620	242,948

Retail Stores — 0.8%*:
Michaels Stores, Inc., 1M LIBOR + 2.500%	4.99	1/30/2023	398,638	387,438	389,999

Telecommunications — 2.0%*:
CommScope, Inc., 1M LIBOR + 3.250%	5.84	4/6/2026	30,557	30,251	30,506
CenturyLink, Inc., 3M LIBOR + 2.750%	5.25	1/31/2025	496,231	492,930	485,999
Sprint Communications, Inc., 1M LIBOR + 2.500%	5.00	2/2/2024	249,047	239,750	242,198
Banff Merger Sub, Inc., 3M LIBOR + 4.250%	6.85	10/2/2025	227,129	224,951	222,171

Total Telecommunications			1,002,964	987,882	980,874

Total Bank Loans			3,945,259	3,786,623	3,832,851

Corporate Bonds — 89.4%*:
Aerospace and Defense — 4.6%*:
Avolon Holdings Funding Ltd.^	5.13	10/1/2023	162,000	164,396	164,835
Avolon Holdings Funding Ltd.^	5.25	5/15/2024	88,000	88,000	90,640
TransDigm UK Holdings PLC^	6.88	5/15/2026	500,000	496,530	497,500
TransDigm, Inc.	6.38	6/15/2026	307,000	304,766	303,884
Triumph Group, Inc.	4.88	4/1/2021	43,000	42,103	41,925
Triumph Group, Inc.	7.75	8/15/2025	595,000	599,634	568,225
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC^	7.75	6/1/2020	550,000	545,138	545,875

Total Aerospace and Defense			2,245,000	2,240,567	2,212,884

Automobile — 0.8%*:
Allison Transmission, Inc.^	4.75	10/1/2027	157,000	149,163	149,739
Allison Transmission, Inc.^	5.88	6/1/2029	120,000	120,000	121,350

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Automobile (continued):
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.^	6.25%	5/15/2026	122,000	$122,000	$124,440

Total Automobile			399,000	391,163	395,529

Beverage, Food and Tobacco — 1.9%*:
JBS USA LUX SA/JBS USA Finance, Inc.^	5.88	7/15/2024	165,000	168,632	169,537
JBS USA LUX SA/JBS USA Finance, Inc.^	6.75	2/15/2028	250,000	250,000	258,750
KeHE Distributors LLC/KeHE Finance Corp.^	7.63	8/15/2021	274,000	268,458	271,260
Smithfield Foods, Inc.^	5.20	4/1/2029	199,000	197,989	200,011

Total Beverage, Food and Tobacco			888,000	885,079	899,558

Broadcasting and Entertainment — 7.2%*:
Block Communications, Inc.^	6.88	2/15/2025	434,000	434,000	449,732
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.75	2/15/2026	1,200,000	1,197,487	1,255,500
Clear Channel Worldwide Holdings, Inc.^	9.25	2/15/2024	190,000	190,000	201,400
DISH DBS Corp.	7.75	7/1/2026	280,000	261,983	243,600
Intelsat Jackson Holdings SA^	8.50	10/15/2024	603,000	603,804	586,417
Intelsat Jackson Holdings SA^	9.75	7/15/2025	56,000	58,920	56,857
Netflix, Inc.^	5.88	11/15/2028	250,000	248,549	264,063
Netflix, Inc.^	6.38	5/15/2029	70,000	71,294	75,688
Sirius XM Radio, Inc.^	5.00	8/1/2027	350,000	350,000	350,210

Total Broadcasting and Entertainment			3,433,000	3,416,037	3,483,467

Buildings and Real Estate — 4.8%*:
Brookfield Residential Properties, Inc.^	6.50	12/15/2020	250,000	249,768	250,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.^	6.13	7/1/2022	225,000	218,596	226,125
Century Communities, Inc.	6.88	5/15/2022	62,000	60,544	63,085
James Hardie International Finance DAC^	4.75	1/15/2025	244,000	239,156	240,340
M/I Homes, Inc.	5.63	8/1/2025	550,000	532,676	526,625
M/I Homes, Inc.	6.75	1/15/2021	250,000	250,000	253,437
Mattamy Group Corp.^+	6.50	10/1/2025	252,000	246,641	247,351
Mattamy Group Corp.^+	6.88	12/15/2023	123,000	116,492	125,460
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/2027	250,000	250,000	254,375
Realogy Group LLC/Realogy Co-Issuer Corp.^	9.38	4/1/2027	138,000	138,000	141,278

Total Buildings and Real Estate			2,344,000	2,301,873	2,328,076

Cargo Transport — 4.0%*:
American Airlines Group, Inc.^	4.63	3/1/2020	250,000	249,714	251,413
Kenan Advantage Group, Inc.^	7.88	7/31/2023	700,000	715,407	677,250
Wabtec Corp.	3.45	11/15/2026	532,000	476,103	494,286
XPO Logistics, Inc.^	6.13	9/1/2023	500,000	495,106	503,750

Total Cargo Transport			1,982,000	1,936,330	1,926,699

Chemicals, Plastics and Rubber — 2.1%*:
Consolidated Energy Finance SA^	6.88	6/15/2025	300,000	298,770	302,250
LBC Tank Terminals Holding Netherlands BV^	6.88	5/15/2023	250,000	243,941	236,250

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Chemicals, Plastics and Rubber (continued):
Starfruit Finco BV/Starfruit US Holdco LLC+^	8.00%	10/1/2026	490,000	$490,000	$493,675

Total Chemicals, Plastics and Rubber			1,040,000	1,032,711	1,032,175

Containers, Packaging and Glass — 0.2%*:
BWAY Holding Co.^	7.25	4/15/2025	89,000	85,276	85,829

Diversified/Conglomerate Manufacturing — 0.6%*:
Appvion ESC	9.00	6/1/2020	366,000	294,857	—
Colfax Corp.^	6.00	2/15/2024	122,000	122,000	127,032
Colfax Corp.^	6.38	2/15/2026	135,000	135,000	143,690

Total Diversified/Conglomerate Manufacturing			623,000	551,857	270,722

Diversified/Conglomerate Service — 2.9%*:
Carlson Travel, Inc.^	9.50	12/15/2024	350,000	333,264	336,875
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	769,000	814,544	807,450
United Rentals North America, Inc.	4.63	10/15/2025	125,000	125,000	123,437
United Rentals North America, Inc.	4.88	1/15/2028	125,000	125,275	121,587
Waste Pro USA, Inc.^	5.50	2/15/2026	17,000	17,000	16,363

Total Diversified/Conglomerate Service			1,386,000	1,415,083	1,405,712

Electronics — 5.3%*:
RP Crown Parent LLC^	7.38	10/15/2024	96,000	96,000	98,400
SS&C Technologies, Inc.^††	5.50	9/30/2027	500,000	500,000	505,000
TIBCO Software, Inc.^	11.38	12/1/2021	1,383,000	1,475,288	1,472,203
Veritas US, Inc./Veritas Bermuda Ltd.^	10.50	2/1/2024	524,000	485,961	467,670

Total Electronics			2,503,000	2,557,249	2,543,273

Finance — 5.5%*:
Alliance Data Systems Corp.^	5.88	11/1/2021	550,000	558,916	562,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	2/1/2022	135,000	137,859	138,490
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/2025	415,000	416,355	424,856
LPL Holdings, Inc.^	5.75	9/15/2025	518,000	512,090	524,630
Park Aerospace Holdings Ltd.+^	5.25	8/15/2022	199,000	200,791	203,955
Park Aerospace Holdings Ltd.^	5.50	2/15/2024	94,000	97,168	97,586
VFH Parent LLC/Orchestra Co-Issuer, Inc.^	6.75	6/15/2022	671,000	683,634	692,023

Total Finance			2,582,000	2,606,813	2,643,915

Grocery — 0.6%*:
Post Holdings, Inc.^	5.50	3/1/2025	300,000	293,623	303,375

Healthcare, Education and Childcare — 10.9%*:
Avantor, Inc.^	9.00	10/1/2025	200,000	202,725	216,750
Bausch Health Americas, Inc.^	9.25	4/1/2026	525,000	533,175	574,508
Bausch Health Americas., Inc.^	8.50	1/31/2027	175,000	180,652	185,500
Bausch Health Cos., Inc.^	5.88	5/15/2023	50,000	43,365	50,625
Bausch Health Cos., Inc.^	6.13	4/15/2025	316,000	282,012	312,840
Bausch Health Cos., Inc.^	7.00	3/15/2024	125,000	125,000	132,250
Bausch Health Cos., Inc.^	5.50	3/1/2023	118,000	95,024	118,590
Endo Dac/Endo Finance LLC/Endo Finco Inc^	6.00	2/1/2025	400,000	346,417	289,312

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Healthcare, Education and Childcare (continued):
Endo Dac/Endo Finance LLC/Endo Finco, Inc.^	6.00%	7/15/2023	131,000	$107,813	$100,870
Envision Healthcare Corp.^	8.75	10/15/2026	559,000	549,843	498,209
HCA, Inc.	5.38	2/1/2025	375,000	379,500	397,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.50	4/15/2025	170,000	147,110	132,600
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.63	10/15/2023	87,000	77,670	72,210
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.75	8/1/2022	152,000	140,485	141,360
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63	5/15/2022	1,144,000	1,126,202	1,085,656
Par Pharmaceutical, Inc.^	7.50	4/1/2027	300,000	300,000	304,200
Tenet Healthcare Corp.^	6.25	2/1/2027	306,000	306,000	317,643
Teva Pharmaceutical Finance Netherlands III BV+	6.00	4/15/2024	300,000	296,732	301,000

Total Healthcare, Education and Childcare			5,433,000	5,239,725	5,231,623

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.5%*:
Mattel, Inc.^	6.75	12/31/2025	78,000	78,000	76,732
Newell Brands, Inc.	4.20	4/1/2026	157,000	147,979	149,845

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			235,000	225,979	226,577

Hotels, Motels, Inns and Gaming — 1.2%*:
Boyne USA, Inc.^	7.25	5/1/2025	125,000	125,000	133,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.25	5/15/2027	125,000	125,000	118,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.50	3/1/2025	350,000	345,953	345,625

Total Hotels, Motels, Inns and Gaming			600,000	595,953	597,500

Insurance — 2.4%*:
Acrisure LLC/Acrisure Finance, Inc.^	7.00	11/15/2025	500,000	486,468	450,000
Acrisure LLC/Acrisure Finance, Inc.^	8.13	2/15/2024	216,000	216,000	223,811
USI, Inc.^	6.88	5/1/2025	318,000	314,423	308,857
York Risk Services Holding Corp.^	8.50	10/1/2022	220,000	205,978	179,300

Total Insurance			1,254,000	1,222,869	1,161,968

Leisure, Amusement, Entertainment — 1.1%*:
Brunswick Corp.	7.13	8/1/2027	471,000	495,677	522,645

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.9%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.^	9.00	2/15/2023	430,000	421,228	412,800

Mining, Steel, Iron and Non-Precious Metals — 10.0%*:
Compass Minerals International, Inc.^	4.88	7/15/2024	124,000	115,923	115,940
First Quantum Minerals Ltd.+^	6.88	3/1/2026	229,000	229,000	212,398
First Quantum Minerals Ltd.+^	7.00	2/15/2021	161,000	162,097	163,717
First Quantum Minerals Ltd.^+	7.50	4/1/2025	606,000	576,063	580,245
Hecla Mining Co.	6.88	5/1/2021	250,000	232,958	250,000
Kinross Gold Corp.+	5.95	3/15/2024	152,000	156,822	162,640
Kinross Gold Corp.	6.88	9/1/2041	99,000	98,525	100,980
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA^	8.38	12/1/2022	400,000	408,812	417,500

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Mining, Steel, Iron and Non-Precious Metals (continued):
New Gold, Inc.^	6.25%	11/15/2022	400,000	$407,449	$352,000
Northwest Acquisitions ULC/Dominion Finco, Inc.+^	7.13	11/1/2022	893,000	905,045	785,840
Peabody Energy Corp.^	6.00	3/31/2022	524,000	526,996	527,930
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50	6/15/2025	550,000	557,054	556,875
Warrior Met Coal, Inc.^	8.00	11/1/2024	540,000	548,007	563,962

Total Mining, Steel, Iron and Non-Precious Metals			4,928,000	4,924,751	4,790,027

Oil and Gas — 9.6%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.63	1/15/2022	155,000	155,040	143,375
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.75	4/15/2023	84,000	83,816	74,340
Cheniere Energy Partners LP^	5.63	10/1/2026	250,000	250,000	256,250
Citgo Holding, Inc.^	10.75	2/15/2020	762,000	778,437	781,202
Ferrellgas LP/Ferrellgas Finance Corp.	6.75	1/15/2022	100,000	100,670	87,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	6/15/2020	451,000	447,858	340,505
Genesis Energy LP/Genesis Energy Finance Corp.	6.00	5/15/2023	18,000	17,767	18,135
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/1/2025	276,000	262,417	268,410
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25	10/15/2025	540,000	513,692	286,200
Laredo Petroleum, Inc.	5.63	1/15/2022	194,000	181,275	177,268
PBF Holding Co. LLC/PBF Finance Corp.	7.25	6/15/2025	350,000	360,359	359,275
SM Energy Co.	6.63	1/15/2027	118,000	118,000	112,100
SM Energy Co.	6.75	9/15/2026	203,000	194,394	194,626
Transocean Guardian Ltd.^	5.88	1/15/2024	161,595	160,161	164,019
Transocean, Inc.	6.80	3/15/2038	120,000	100,693	93,000
Transocean, Inc.	9.35	12/15/2041	38,000	35,392	35,578
Tullow Oil PLC+^	6.25	4/15/2022	695,000	689,528	697,780
Welltec A/S+^	9.50	12/1/2022	550,000	553,746	532,125

Total Oil and Gas			5,065,595	5,003,245	4,621,438

Personal, Food and Miscellaneous — 1.1%*:
Golden Nugget, Inc.^	8.75	10/1/2025	200,000	204,156	210,000
Simmons Foods, Inc.^	5.75	11/1/2024	193,000	166,552	169,357
Simmons Foods, Inc.^	7.75	1/15/2024	122,000	122,000	129,930

Total Personal, Food and Miscellaneous			515,000	492,708	509,287

Printing and Publishing — 0.6%*:
Nielsen Finance LLC/Nielsen Finance Co.^	5.00	4/15/2022	274,000	269,362	270,575

Retail Stores — 1.8%*:
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC^	7.50	3/15/2026	257,000	257,000	264,389
KGA Escrow LLC^	7.50	8/15/2023	298,000	298,000	302,470
Penske Automotive Group, Inc.	5.50	5/15/2026	250,000	250,000	246,250
Sonic Automotive, Inc.	5.00	5/15/2023	32,000	29,529	30,720

Total Retail Stores			837,000	834,529	843,829

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Telecommunications — 8.8%*:
Altice Financing SA+^	6.63%	2/15/2023	250,000	$251,031	$255,625
Altice Financing SA^+	7.50	5/15/2026	106,000	100,559	104,622
Altice Finco SA^+	8.13	1/15/2024	157,000	158,556	158,962
CenturyLink, Inc.	6.75	12/1/2023	280,000	280,606	292,250
CommScope Technologies LLC^	5.00	3/15/2027	600,000	573,988	532,008
CSC Holdings LLC^	7.50	4/1/2028	250,000	250,000	267,887
Hughes Satellite Systems Corp.	6.63	8/1/2026	550,000	549,204	539,000
Intelsat Connect Finance SA^	9.50	2/15/2023	95,000	93,527	84,104
Sprint Capital Corp.	6.88	11/15/2028	700,000	706,625	672,875
Sprint Corp.	7.63	3/1/2026	125,000	125,000	126,688
Sprint Corp.	7.88	9/15/2023	114,000	118,028	119,415
T-Mobile USA, Inc.	4.50	2/1/2026	96,000	96,000	95,948
T-Mobile USA, Inc.	4.75	2/1/2028	210,000	208,693	208,162
T-Mobile USA, Inc.	5.38	4/15/2027	200,000	200,000	206,750
Telecom Italia SpA+^	5.30	5/30/2024	250,000	260,469	251,250
ViaSat, Inc.^	5.63	4/15/2027	149,000	149,000	151,624
Ziggo BV+^	5.50	1/15/2027	140,000	133,997	138,250

Total Telecommunications			4,272,000	4,255,283	4,205,420

Total Corporate Bonds			44,128,595	43,694,970	42,924,903

Total Fixed Income			48,073,854	47,481,593	46,757,754

Total Investments			48,119,403	47,797,241	47,052,506

Other assets and liabilities — 2.0%*					955,199

Net Assets — 100.0%					$48,007,705

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	87.6%
Canada	3.1%
Netherlands	2.6%
Zambia	2.0%
Ghana	1.5%
Denmark	1.1%
Portugal	1.1%
Other (Individually less than 1%)	1.0%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

§

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2019. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.

See accompanying Notes to the Schedule of Investments.

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$—	$1,084,139	$178,242	$1,262,381
Preferred Stock	—	—	59,719	59,719
Warrants	—	—	10,050	10,050

Total Equities	—	1,084,139	248,011	1,332,150

Fixed Income:
Bank Loans	—	241,965,935	62,044	242,027,979
Corporate Bonds	—	28,679,442	—	28,679,442

Total Fixed Income	—	270,645,377	62,044	270,707,421

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	325,094	—	325,094

Total	$—	$272,054,610	$310,055	$272,364,665

Total Investments	$—	$272,054,610	$310,055	$272,364,665

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2019:

TYPE OF ASSETS	FAIR VALUE AS OF MARCH 31, 2019	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Tunstall Group Holdings Ltd	$—	Zero Value	Valued at zero without primary asset attached
Tunstall Group Holdings Ltd	$—	Zero Value	Valued at zero without primary asset attached
Boomerang Tube LLC	$150,466	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Sabine Oil & Gas LLC	$10,836	Broker Quote	$28.00: Price source depth of 1
Sabine Oil & Gas LLC Warrants	$4,612	Broker Quote	$3.75: Price source depth of 1
Sabine Oil & Gas LLC Warrants	$657	Broker Quote	$3.00: Price source depth of 1
Templar Energy LLC	$3,286	Broker Quote	$0.38: Price source depth of 1
Templar Energy LLC	$13,654	Broker Quote	$2.25 Price source depth of 1
Appvion Holdings Corp Warrants	$4,781	Restructure	Priced at corporate action restructure price
Appvion Holdings Corp Warrants	$—	Zero Value	Valued at zero without primary asset attached
Pinnacle Agriculture Holdings A 2	$59,719	Broker Quote	$0.23: Price source depth of 1
Bank Loans
Boomerang Tube LLC	$62,044	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2018	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2019	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2019
Equities
Common Stock	$65,806	$—	$(59,424)	$—	$—	$171,860	$—	$178,242	$(59,424)
Preferred Stock	$238,876	$—	$(179,157)	$—	$—	$—	$—	$59,719	$(179,157)
Warrants	$8,475	$—	$1,575	$—	$—	$—	$—	$10,050	$1,575

Fixed Income
Bank Loans	$206,150	$(118,431)	$98,862	$—	$233	$86,480	$(211,250)	$62,044	$98,862

Total	$519,307	$(118,431)	$(138,144)	$—	$233	$258,340	$(211,250)	$310,055	$(138,144)

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$—	$1,002,137	$679,376	$1,681,513
Preferred Stock	—	—	71,663	71,663
Warrants	—	—	5,197	5,197

Total Equities	—	1,002,137	756,236	1,758,373

Fixed Income:
Asset-Backed Securities	—	23,606,613	—	23,606,613
Bank Loans	—	75,199,739	124,638	75,324,377
Corporate Bonds	—	89,284,959	—	89,284,959

Total Fixed Income	—	188,091,311	124,638	188,215,949

Purchased Options:
Put Options Purchased	—	150,766	—	150,766

Total Purchased Options	—	150,766	—	150,766

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	282,778	—	282,778

Total	$—	$189,526,992	$880,874	$190,407,866

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(234)	—	(234)

Total Investments	$—	$189,526,758	$880,874	$190,407,632

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2019:

TYPE OF ASSETS	FAIR VALUE AS OF MARCH 31, 2019	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Tunstall Group Holdings LTD	$—	Zero Value	Valued at zero without primary asset attached
Tunstall Group Holdings LTD	$—	Zero Value	Valued at zero without primary asset attached
Boomerang Tube LLC	$150,466	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Maxeda DIY B.V.	$423,121	Market Comparables	LTM EBITDA €93m; Net leverage €453m; Average Comparable Valuation: 7.35X
Maxeda DIY B.V.	$105,789	Market Comparables	LTM EBITDA €93m; Net leverage €453m; Average Comparable Valuation: 7.35X
Pinnacle Agriculture Holdings A 2	$71,663	Broker Quote	$0.23: Price source depth of 1
Appvion Holdings Corp Warrants	$5,197	Restructure	Priced at corporate action restructure price
Appvion Holdings Corp Warrants	$—	Zero Value	Valued at zero without primary asset attached
Bank Loans
Innvation Grpup PLC	$270	Broker Quote	$127.36: Price source depth of 1
Boomerang Tube LLC	$124,368	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2018	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2019		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2019
Equities
Common Stock	$550,622	$—	$(43,106)	$—	$—	$171,860	$—		$679,376	$(43,106)
Preferred Stock	$286,651	$—	$(214,988)	$—	$—	$—	$—		$71,663	$(214,988)
Warrants	$—	$—	$5,197	$—	$—	$—	$—		$5,197	$5,196

Fixed Income
Asset-Backed Securities	$10,228,154	$(258,232)	$(2,231)	$(7,095,388)	$758	$—	$(2,873,061)	$		$(2,231)
Bank Loans	$277,089	$(117,748)	$98,891	$—	$1,079	$200,176	$(334,849)		$124,638	$98,891

Total	$11,342,516	$(375,980)	$(156,237)	$(7,095,388)	$1,837	$372,036	$(3,207,910)		$880,874	$(156,237)

Active Short Duration Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Asset-Backed Securities	$—	$266,866,250	$8,612,972	$275,479,222
Corporate Bonds	—	240,463,943	—	240,463,943
Mortgage-Backed Securities	—	55,991,916	—	55,991,916
U.S. Treasury & Government Agencies	—	69,004,000	—	69,004,000

Total Fixed Income	—	632,326,109	8,612,972	640,939,081

Purchased Options:
Call Options Purchased	—	1,316,751	—	1,316,751
Put Options Purchased	—	2,493,334	—	2,493,334

Total Purchased Options	—	3,810,085	—	3,810,085

Short-Term Investments:
Commercial Paper	—	16,167,506	—	16,167,506

Total Short-Term Investments	—	16,167,506	—	16,167,506

Derivative Securities:
Futures**	—	376,405	—	376,405

Total	$—	$652,680,105	$8,612,972	$661,293,077

Liabilities:
Derivative Securities:
Futures**	—	(2,236,734)	—	(2,236,734)
OTC - Credit Default Swaps	—	(66,026)	—	(66,026)

Total Derivative Securities	—	(2,302,760)	—	(2,302,760)

Total Investments	$—	$650,377,345	$8,612,972	$658,990,317

**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2019:

TYPE OF ASSETS	FAIR VALUE AS OF MARCH 31, 2019	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Asset-Backed Securities
FCI Funding 2019-1 LLC	$1,023,825	Broker Quote	$99.98: Price source depth of 1
LCM Ltd.Partnership 7/27	$2,000,000	Broker Quote	$100.00: Price source depth of 1
DRB Prime Student Loan Trust 2016-R A2	$1,942,712	Broker Quote	$99.82: Price source depth of 1
SoFi Professional Loan Program 2018-A	$985,730	Broker Quote	$71.82: Price source depth of 1
SoFi Professional Loan Program 2018-B Trust	$720,862	Discounted Cash Flow	Prepay CPR 15%; Default CDR 0.3 ramp 24 0.5; Severity 80%; 6-month recovery lag
SoFi Professional Loan Program 2018-D Trust	$650,140	Broker Quote	$34.45: Price source depth of 11
SoFi Professional Loan Program 2019-A LLC	$1,027,203	Broker Quote	$29.16: Price source depth of 11
SoFi Consumer Loan Program LLC 2015-A RC	$262,500	Broker Quote	$87,500: Price source depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2018	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2019	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2019
Asset - Backed Securities	$4,347,527	$29	$(222,965)	$(2,198,101)	$41,217	$6,661,393	$(16,128)	$8,612,972	$(222,965)

Mortgage - Backed Securities	$564,478	$—	$—	$(564,478)	$—	$—	$—	$—	$—

Total	$4,912,005	$29	$(222,965)	$(2,762,579)	$41,217	$6,661,393	$(16,128)	$8,612,972	$(222,965)

Diversified Income Fund (Formerly Total Return Bond Fund)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Asset-Backed Securities	$—	$15,614,875	$500,000	$16,114,875
Corporate Bonds	—	13,272,290	—	13,272,290
Mortgage-Backed Securities	—	4,082,391	—	4,082,391
U.S. Treasury & Government Agencies	—	5,305,309	—	5,305,309

Total Fixed Income	—	38,274,865	500,000	38,774,865

Short-Term Investments:
Commercial Paper	—	3,048,661	—	3,048,661

Total Short-Term Investments	—	3,048,661	—	3,048,661

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	12,506	—	12,506

Total	$—	$41,336,032	$500,000	$41,836,032

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(12,235)	—	(12,235)
Futures**	—	(192,622)	—	(192,622)
OTC - Credit Default Swaps	—	(16,507)	—	(16,507)

Total Derivative Securities	—	(221,364)	—	(221,364)

Total Investments	$—	$41,114,668	$500,000	$41,614,668

**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2019:

TYPE OF ASSETS	FAIR VALUE AS OF March 31, 2019	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Asset-Backed Securities
LCM Ltd.Partnership 7/27	$500,000	Broker Quote	$100.00: Price source depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2018	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2019	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2019
Asset Backed Securities	$163,761	$4	$(1,250)	$(38,700)	$15	$500,000	$(123,830)	$500,000	$(1,250)

Total	$163,761	$4	$(1,250)	$(38,700)	$15	$500,000	$(123,830)	$500,000	$(1,250)

Emerging Markets Debt Blended Total Return Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Corporate Bonds	$—	$17,752,374	$—	$17,752,374
Foreign Government	—	28,533,670	—	28,533,670

Total Fixed Income	—	46,286,044	—	46,286,044

Purchased Options:
Put Options Purchased	—	128,547	—	128,547

Total Purchased Options	—	128,547	—	128,547

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	212,860	—	212,860
OTC - Credit Default Swaps	—	45,820	—	45,820
OTC - Cross Currency Swaps	—	123,805	—	123,805

Total Derivative Securities	—	382,485	—	382,485

Total	$—	$46,797,076	$—	$46,797,076

Liabilities:*
Derivative Securities:
Centrally Cleared Interest Rate Swaps	—	(269,287)	—	(269,287)
Forward Foreign Currency Exchange Contracts	—	(674,113)	—	(674,113)
Futures**	—	(41,465)	—	(41,465)
OTC - Credit Default Swaps	—	(60,745)	—	(60,745)
OTC - Interest Rate Swaps	—	(14,256)	—	(14,256)

Total Derivative Securities	—	(1,059,866)	—	(1,059,866)

Total Investments	$—	$45,737,210	$—	$45,737,210

*	There were no transfers between levels during the period ended March 31, 2019.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

Global Emerging Markets Equity Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$7,133,109	$2,339,428	$—	$9,472,537

Total Equities	7,133,109	2,339,428	—	9,472,537

Mutual Fund:
Mutual Fund	—	432,046	—	432,046

Total	$7,133,109	$2,771,474	$—	$9,904,583

Total Investments	$7,133,109	$2,771,474	$—	$9,904,583

*	There were no transfers between levels during the period ended March 31, 2019.

Global High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stock	$—	$104,975	$—	$104,975
Warrants	—	—	3,397	3,397

Total Equities	—	104,975	3,397	108,372

Fixed Income:
Bank Loans	—	1,904,606	—	1,904,606
Corporate Bonds	—	23,074,484	—	23,074,484

Total Fixed Income	—	24,979,090	—	24,979,090

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	125,832	—	125,832

Total	$—	$25,209,897	$3,397	$25,213,294

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(3,454)	—	(3,454)

Total Investments	$—	$25,206,443	$3,397	$25,209,840

*	There were no transfers between levels during the period ended March 31, 2019.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2019:

TYPE OF ASSETS	FAIR VALUE AS OF MARCH 31, 2019	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Appvion Holdings Corp Warrants	$3,397	Restructure	Priced at corporate action restructure price
Appvion Holdings Corp Warrants	$—	Zero Value	Valued at zero without primary asset attached

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2018	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2019	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2019
Equities
Warrants	$—	$—	$3,397	$—	$—	$—	$—	$3,397	$3,397

Total	$—	$—	$3,397	$—	$—	$—	$—	$3,397	$3,397

U.S. High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$—	$290,951	$—	$290,951
Warrants	—	—	3,801	3,801

Total Equities	—	290,951	3,801	294,752

Fixed Income:
Bank Loans	—	3,832,851	—	3,832,851
Corporate Bonds	—	42,924,903	—	42,924,903

Total Fixed Income	—	46,757,754	—	46,757,754

Total	$—	$47,048,705	$3,801	$47,052,506

Total Investments	$—	$47,048,705	$3,801	$47,052,506

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2019:

TYPE OF ASSETS	FAIR VALUE AS OF MARCH 31, 2019	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Appvion Holdings Corp Warrants	$—	Zero Value	Valued at zero without primary asset attached
Appvion Holdings Corp Warrants	$3,801	Restructure	Priced at corporate action restructure price

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2018	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2019	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2019
Equities
Warrants	$—	$—	$3,801	$—	$—	$—	$—	$3,801	$3,801

Total	$—	$—	$3,801	$—	$—	$—	$—	$3,801	$3,801

Bank Loans

The Funds may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Funds record an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Funds invest may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Funds assume the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Funds to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2019, the following Funds had unfunded loan commitments:

Fund	Security	Par Amount
Global Floating Rate Fund	CTI Foods Holding Co. LLC 7/10/2019	51,801

Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward foreign currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward foreign currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to derivative contracts that are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions. The counterparty risk to the Funds is limited to the net unrealized gain, if any, on the contract.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Funds may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

The Funds may purchase call or put options. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of over-the-counter derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds may enter into swap options (“swaptions”). A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised.

The Funds may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty (or central clearing party in the case of centrally cleared swaps) in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty (or central clearing party in the case of centrally cleared swaps) a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty (or central clearing party in the case of centrally cleared swaps) in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty (or central clearing party in the case of centrally cleared swaps) over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Active Short Duration Bond Fund and Total Return Bond Fund entered into credit default swaps based on a CMBX index, which is comprised of commercial mortgage-backed securities and a CDX index, which is comprised of North American and Emerging Market companies.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party daily.

Entering into swap agreements involves counterparty and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, that there may be unfavorable changes in interest rates, and, in the case of credit default swaps, that the Adviser does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the central clearing party.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

During the period ended March 31, 2019, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts, futures contracts, purchased options, interest rate and credit default swap contracts.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of March 31, 2019. These derivatives are presented in the Funds’ Schedule of Investments.

Global Floating Rate Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$325,094

Total	$325,094

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	$82,398,607

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global Credit Income Opportunities Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	EQUITY RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$282,778	$—	$282,778
Purchased Options	—	150,766	150,766

Total	$282,778	$150,766	$433,544

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	EQUITY RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(234)	$—	$(234)

Total	$(234)	$—	$(234)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	EQUITY RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	68,421,331	—	68,421,331
Purchased Options(2)	—	5,448	5,448

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Active Short Duration Bond Fund

ASSET DERIVATIVES	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts	$376,405	$—	$376,405
Purchased Options	3,810,085	—	3,810,085

Total	$4,186,490	$—	$4,186,490

LIABILITY DERIVATIVES	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts	$(2,236,734)	$—	$(2,236,734)
OTC - Swaps Contracts	$—	$(66,026)	$(66,026)

Total	$(2,236,734)	$(66,026)	$(2,302,760)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts(1)	1,853	—	1,853
Purchased Options(2)	77,660,000	—	77,660,000
OTC - Swaps Contracts(2)	3,400,000	520,000	3,920,000

(1)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Diversified Income Fund (Formerly Total Return Bond Fund)

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$12,508	$—	$—	$12,508
Futures Contracts	—	1,618	—	1,618

Total	$12,508	$1,618	$—	$14,126

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(12,237)	$—	$	$(12,237)
Futures Contracts	—	(190,956)	—	(190,956)
OTC - Swaps Contracts	—	—	(16,506)	(16,506)

Total	$(12,237)	$(190,956)	$(16,506)	$(219,699)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/ UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts(1)	$—	59	—	59
Purchased Options(2)	—	389,291	—	389,291
OTC - Swaps Contracts(2)	$—	—	130,000	130,000
Centrally Cleared Credit Default Swaps Contracts(2)	—	—	350,000	350,000

(1)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Emerging Markets Debt Blended Total Return Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$211,405	$—	$—	$211,405
Purchased Options	128,547	—	—	128,547
OTC - Swaps Contracts	123,804	—	45,820	169,624

Total	$463,756	$—	$45,820	$509,576

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(655,355)	$—	$	$(655,355)
Futures Contracts	—	(41,465)	—	(41,465)
OTC - Swaps Contracts	—	(34,486)	(60,744)	(95,230)
Centrally Cleared Interest Rate Swaps	$—	$(249,057)	$	$(249,057)

Total	$(655,355)	$(325,008)	$(60,744)	$(1,041,107)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts(1)	$—	8	—	8
Forward Foreign Currency Exchange Contracts(2)	$60,908,895	—	—	60,908,895
Purchased Options(2)	$7,655,000	—	—	7,655,000
OTC - Swaps Contracts(1)	$1,964,318	107,509,388	8,944,444	118,418,150
Centrally Cleared Credit Default Swaps Contracts(1)	$—	9,015,750,000	—	9,015,750,000

(1)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global High Yield Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$125,832

Total	$125,832

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$(3,454)

Total	$(3,454)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	$7,731,607

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.